As filed with the SEC on April 29, 2013
Registration No. 333-141883
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
	Post-Effective Amendment No. 8	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
	Amendment No. 59	[ X ]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
640 Fifth Avenue
New York, New York 10019
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
CYRUS TARAPOREVALA
President
Empire Fidelity Investments Life Insurance Company 640 Fifth Avenue
New York, New York 10019
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP 1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
_________________________________________
Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.
It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2013, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on _______, pursuant to paragraph (a) (1) of rule 485
75 days after filing pursuant to paragraph (a) (2) of rule 485 Page _ of _
on _______, pursuant to paragraph (a) (2) of rule 485 Exhibit Index Appears on Page __

Prospectus

Growth and Guaranteed Income Annuity

Introduction

This prospectus describes a single premium deferred variable annuity contract with a guaranteed withdrawal for life benefit (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("EFILI", "we", or "us") through Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). All guarantees described in the Contract are subject to the claims paying ability of EFILI. We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments.

The Contract may be owned by one or two individuals. A Contract may also be owned by a trust that exists for the benefit of one or two individuals. You, the Owner or Owners, may purchase a Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2013. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page (Click Here).

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US: 1-800-544-2442

Date: April 30, 2013

Investment Options

You may currently direct your money to one or both of two available variable subaccounts (the "Investment Options"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future and limit the percent of any allocation to an Investment Option.

One subaccount invests solely in the Fidelity VIP Balanced Portfolio. The other invests solely in the Fidelity VIP FundsManager® 60% Portfolio.

The Fidelity VIP Balanced Portfolio is managed by Fidelity Management & Research Company ("FMR"). The Fidelity VIP FundsManager® 60% Portfolio is managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR.

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Prospectus Contents

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) whose age and life determine eligibility for benefits under the Guaranteed Withdrawal Benefit For Life provision and the Annuity Income provisions.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners and Annuitants die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Gross Withdrawal - The amount by which a withdrawal reduces the Contract Value. Such amount may include a Surrender Charge and taxes.

Guaranteed Withdrawal Benefit Amount ("GWB Amount") - The amount you are eligible to withdraw each Contract Year after the youngest Annuitant reaches age 59 1/2.

Guaranteed Withdrawal Benefit Value ("GWB Value") - The value we use to determine your GWB Amount.

Investment Options - The Subaccounts of the Variable Account to which you may allocate your Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b) respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Money Market Period - The period of time during the Contract's Free Look Period where your Contract will be invested entirely in the Money Market Investment Option if your Contract is a Qualified Contract.

Non-qualified Contract - A contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - also "You" or "Your" - The one or two persons who have the ownership rights and privileges under the Contract. Two people may purchase a Contract only if they are spouses.

Purchase Payment - The single premium amount you invest in a Contract before any deduction for premium taxes.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

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Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal Percentage - The percentage we use to determine the GWB Amount for your Contract each Contract Year. The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 will determine the Withdrawal Percentage for the duration of your Contract.

You, you or Your, your - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed. You may not remove an Owner.

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning or surrendering the Contract, not including Fund fees and expenses.

Contract Owner Transaction Expenses
Surrender Fees (as a percentage of amount surrendered during first 5 Contract Years)[1]	2%
Premium Taxes (as a percentage of Contract Value or Purchase Payment)[2]	0%

The following table describes the fees and expenses that you will pay periodically while you own your Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk ("M&E") Charge
For Contracts with 1 Annuitant	1.00%[3]
For Contracts with 2 Annuitants	1.15%[3]
Administrative Charge	0.25%
Total Separate Account Annual Fees
For Contracts with 1 Annuitant	1.25%[4]
For Contracts with 2 Annuitants	1.40%[4]

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)[5]	0.28%	0.88%

1 Surrender Charge will not apply to GWB Amounts or amounts withdrawn pursuant to a systematic withdrawal program to meet minimum required distributions under the Code.

2 Currently, New York does not impose a premium tax on this contract.

3 For Contracts purchased prior to 1/1/2009, the M&E Charge is .85% for Contracts with 1 Annuitant and 1.00% for Contracts with 2 Annuitants.

4 For Contracts purchased prior to 1/1/2009, the Total Separate Account Annual Fees is 1.10% for Contracts with 1 Annuitant and 1.25% for Contracts with 2 Annuitants.

5 The expenses shown do not reflect any fee waivers or expense reimbursements. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below certain specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.28% and 0.83% respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

The annual operating expenses provided are based on estimated expenses.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes your investment has a 5% return each year. The Example reflects the impact of Surrender Fees, Total Separate Account Annual Expenses of 1.40%, and the maximum fees and expenses of any of the Funds. This Example assumes that no premium tax was deducted. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below:

(a) If you surrender Your Contract at the end of the applicable time period (during the 1, 3, and 5 years periods, the entire amount surrendered is subject to the 2% surrender fee):

1 year	3 years	5 years	10 years
$ 437	$ 929	$ 1,449	$ 2,615

(b) If you annuitize at the end of the applicable period or do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 231	$ 712	$ 1,220	$ 2,615

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. Money used to fund a Qualified Contract already receives tax-deferral so this contract should not be purchased solely for this reason. For Contracts owned by individuals, all Owners must be age 85 or younger on the Contract Date. For Contracts owned by revocable grantor trusts, the Annuitant(s) must be age 85 or younger on the Contract Date. We designed the Contract to provide assistance in meeting retirement income goals by providing a withdrawal feature that allows for guaranteed withdrawals that begin when the youngest Annuitant reaches age 59 1/2 and last for the life or lives of the Annuitant(s).

You may invest in one or both of the two Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Non-qualified Contract may be purchased with money from any source. Qualified Contracts should only be purchased with money transferred from an IRA or rolled over from a qualified plan such as a 401(a), or a 401(k) plan, a 403(b) plan, or a governmental 457(b) plan.

The Contract provides for a withdrawal benefit where you may make withdrawals of a guaranteed amount each Contract Year for the life or lives of the Annuitant(s). The amount you can withdraw under this benefit may change each year. The Contract also provides for annuity income payments to the Owner(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s) subject to certain conditions. If at any time you elect to receive annuity income payments using the Contract Value and any annuity purchase rates offered by us, the Guaranteed Withdrawal Benefit For Life feature will cease immediately.

YOU SHOULD PURCHASE THIS CONTRACT ONLY IF YOU ARE BUYING IT FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. WE OFFER, FOR A LOWER CHARGE, A SUBSTANTIALLY SIMILAR VARIABLE ANNUITY WHICH DOES NOT INCLUDE THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. Please call us at 1-800-544-2442 if you would like a prospectus for that variable annuity.

Before the Annuity Date, you may exchange your Contract for any immediate annuity contract we then offer.

Minimum Purchase Payment Amount

To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. Additional Purchase Payments are not allowed. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. In general, the aggregate value of all the proceeds must be at least $25,000.

We currently limit the amount of any Purchase Payment to $3,000,000 without our prior approval. We reserve the right to reject any Purchase Payment. We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time prior to the Annuity Date. See Withdrawals on page 16.

The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 triggers the commencement of the Guaranteed Withdrawal Benefit for Life feature. You may then withdraw a Guaranteed Withdrawal Benefit Amount ("GWB Amount") each Contract Year until there is no longer any living Annuitant. The GWB Amount may change each Contract Year. See Guaranteed Withdrawal Benefit For Life on page 16.

Withdrawals taken during the first five (5) Contract Years will be subject to a Surrender Charge unless (1) the withdrawal is taken under the Guaranteed Withdrawal Benefit For Life feature, (2) the withdrawal is taken to comply with the minimum required distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) as a required distribution following the death of an Owner. If you withdraw all of your Contract Value, the Contract will end unless you are eligible to receive withdrawals under the Guaranteed Withdrawal Benefit For Life feature.

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The Contract Value is before any deductions for any Surrender Charge we may impose and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 23.

Guaranteed Withdrawal Benefit For Life

Under this benefit, you are eligible to take one or more withdrawals up to the GWB Amount each Contract Year starting when the youngest Annuitant reaches age 59 1/2. The GWB Amount may change each year. You are eligible to take the GWB Amount each Contract Year until there is no longer any living Annuitant.

On each Contract Anniversary following your first GWB Amount withdrawal, we determine a GWB Amount for the ensuing Contract Year. We do this by multiplying a percentage, called a "Withdrawal Percentage", by a value called the Guaranteed Withdrawal Benefit Value ("GWB Value"). The Withdrawal Percentage will be a percentage between 4.5% and 7%. We will set the Withdrawal Percentage for your Contract the first time you take a withdrawal after the youngest Annuitant reaches age 59 1/2. The Withdrawal Percentage will be based on the age and number of Annuitants. On the Contract Date, the GWB Value equals your Purchase Payment. The GWB Value may increase from one Contract Year to the next. On each Contract Anniversary before the oldest Annuitant turns 85, the GWB Value will be compared to the Contract Value and if the Contract Value is greater than the GWB Value, the GWB Value will be increased to equal the Contract Value. The GWB Value may also decrease under certain conditions. Withdrawals that exceed the GWB Amount or that are taken before the youngest Annuitant reaches age 59 1/2 may significantly reduce the value of this benefit. See Guaranteed Withdrawal Benefit For Life on page16 and the examples shown in Appendix A.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an owner, we limit joint ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant. We do not recommend naming a civil union partner as a joint owner or Annuitant because federal tax law does not extend the same contract continuation rights to civil union partners as it does to spouses. See Required Distributions On Death of Owner on page 21.

Annuity Income

For a Contract issued to one Owner, we pay fixed annuity income to the Owner beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay fixed annuity income to the Owners if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own.

You may elect to receive annuity income payments under any of our available annuity income options. The Contract offers two annuity income options:

(1) You may receive the greater of (a) or (b) where (a) is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and (b) is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary, and

(2) You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option. See Conversion of GWB Amount Payments on page 19.

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. For example, on your Annuity Date, the refund feature under Annuity Income option (1) may be unavailable and any guarantee period under any annuity income option may be limited to the life expectancy of the Annuitant(s) as determined by federal income tax regulations. See Annuity Date on page 21.

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Death Of Owner(s) And Last Surviving Annuitant

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer the Contract Value that is in the other Investment Options to the Money Market Investment Option. If the Contract only has one Owner and joint Annuitants, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option when we receive due proof of death of the last surviving Annuitant. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death on page 20.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000 when we have received all required documentation, then we will send that Beneficiary their entire portion of the Contract Value. See Required Distributions On Death of Owner on page 21.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death on an Annuitant will be treated as a death of an Owner.

If the Contract has more than one Owner and the surviving Owner is a spouse of the Owner at time of death, the surviving Owner may continue the Contract and all terms and conditions of the Contract will remain in force.

If an Owner dies, we will not make annuity income payments to the Owner(s) even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own. See Required Distributions On Death of Owner on page 21.

Surviving Owner or Annuitant

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If the Contract is owned by a single Owner, a trust or is a Qualified Contract and there are two Annuitants and one Annuitant dies, the surviving Annuitant, not the Beneficiary(ies) has the right to the Contract Value.

If all the Owners (or Annuitants in the case of Contracts owned by a trust and Qualified Contracts) die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is a surviving Owner and/or a surviving Annuitant will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday as long as the Owner dies before the original Annuity Date. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner on page 21.

Charges

You will incur the following charges in connection with the Contracts.

(1) Mortality and Expense Risk Charge. For a Contract with two Annuitants on the Contract Date, we assess a daily charge against each Contract's assets at an annual rate of 1.15%.1 For a Contract with one Annuitant on the Contract Date, the annual rate is 1.00%.1

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%.

(3) Surrender Charge. We assess a 2% Surrender Charge on Withdrawals during the first five Contract Years. A Surrender Charge will not apply to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature, (2) taken to comply with the minimum required distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4) Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges on page 20.

(5) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

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(6) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Tax Status on page 27.

For further information about fees and expenses generally, see Charges on page 20.

1 For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.50% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

You have the right to cancel the purchase of your Contract for at least ten days after you receive it. We assume it will take five days from the day we mail the Contract until you receive it. This is called the "Free Look Period". The time you have to return your Contract will be 65 days if your contract is a replacement contract. If your Contract is a Qualified Contract, then your Contract will be invested entirely in the Money Market Investment Option for 15 days. This is called the Money Market Period. Then at the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions.

If your Contract is a Non-qualified Contract, then money you allocate to the Investment Options will be invested in your selected Investment Options beginning on the Contract Date. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

If you cancel a Qualified Contract during the Money Market Period, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment. For other cancellations, we will pay you your Contract Value plus any deductions made for premium taxes.

See Free Look Privilege on page 13.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

Facts About EFILI, the Variable Account, and the Funds

EFILI

EFILI is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991 and commenced operations on June 1, 1992. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's financial statements appear in the Statement of Additional Information. EFILI's principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A is a separate investment account of EFILI established on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by EFILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

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FINANCIAL STATEMENTS

Financial statements for EFILI may be found in the Statement of Additional Information.

THE FUNDS

There are currently two available Investment Options in the Variable Account. In addition, the Contract also provides for a Money Market Investment Option, which your Purchase Payment may be allocated to only during the Free Look Period or following the death of the last surviving Owner or Annuitant. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option invests in Investor Class shares of each Fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

Generally, you may purchase a Qualified Contract only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a Non-qualified Contract with money from any source.

To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. The total value of all the proceeds must be at least $25,000.

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All Annuitant(s) must be age 85 or younger.

APPLICATION AND PURCHASE PAYMENT

Once we receive your completed application in a form acceptable to us, we will apply the Purchase Payment to the purchase of a Contract within two business days after we receive the application and Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051. An application will not be acceptable to us if there is any missing, inconsistent or undecipherable information that would not allow us to review and process your application and apply your Purchase Payment. The date that we credit your Purchase Payment and your Contract becomes effective is called the Contract Date. Additional Purchase Payments are not allowed. If more than one annuity contract or life insurance policy is being exchanged, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. When you are purchasing a Contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your Contract Date will be the day we first receive proceeds from your existing annuity contract or life insurance policy or from any source.

We reserve the right to revoke the Contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $25,000 in aggregate. We also reserve the right to not accept any proceeds received after 90 days of the Contract Date. If the Contract is revoked, we will return the Contract Value without application of any Surrender Charges.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

FREE LOOK PRIVILEGE

You have the right to cancel the purchase of your Contract for ten days after you receive it, unless you are replacing an existing annuity or life insurance policy, in which case you have the right to cancel the purchase of your Contract for 60 days after you receive it. We assume it will take five days from the day we mail the Contract until you receive it. This is called the "Free Look Period". ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

The investment option(s) you are initially invested in depends on whether your contract is a Qualified contract or a Non-qualified contract. If your Contract is a Qualified Contract, then during the first ten days (plus five days for mailing) you will be invested in the Money Market Investment Option. This is called the Money Market Period. At the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. If your Contract is a Non-qualified Contract, then you will be invested in your selected Investment Options beginning on the Contract Date. For administrative purposes, we reserve the right to process any investment allocation during the Free Look Period through the Money Market Investment Option, even if your Contract is a Non-qualified Contract. Together with your Contract, we will notify you of the date on which your Free Look Period ends.

If you have exchanged more than one annuity contract or life insurance policy for the Contract or are funding the Purchase Payment for the Contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. We will allocate the first proceeds we receive to the Money Market Investment Option if your Contract is a Qualified Contract. If your Contract is a Non-qualified Contract, we will invest the proceeds in your selected Investment Options when we receive them. Your Free Look Period and Money Market Period, if applicable, will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the Contract Date will be invested according to your most recent allocation instructions unless your Contract is a Qualified Contract and the Money Market Period has not expired. The receipt of subsequent proceeds will not extend or restart the Free Look Period or the Money Market Period, if applicable, under the Contract.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. If you cancel a Qualified Contract during the Money Market Period, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment. For other cancellations, we will pay you your Contract Value plus any deductions made for premium taxes.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

You choose how to allocate your Purchase Payment among the available Investment Options and the percentage to be allocated to each. During the Contract's Free Look Period, we reserve the right to allocate your Purchase Payment to the Money Market Investment Option if your Contract is a Qualified Contract. We will also allocate the value of your Contract to the Money Market Investment Option for a limited time following the death of the last surviving Owner or Annuitant. You may not choose to allocate your Purchase Payment or Contract Value to the Money Market Investment Option at any time. See Automatic Transfer To Money Market Investment Option Upon Due Proof Of Death and Free Look Privilege.

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You choose the allocation of your Purchase Payment on the application. If your contract is a Qualified Contract, amounts may be invested solely in the Money Market Investment Option for a short period of time after the Contract Date. Then we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. See Free Look Privilege.

Instructions may be expressed in dollars or in percentages. All instructions must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time your Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the available Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract Owners may be required to provide additional information about those requests by other means, including via fax or a website. It is recommended that you allow 90 days to pass before making a subsequent exchange to avoid triggering the restrictions described below in Frequent Trading Monitoring and Restriction Procedures on page 15.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least four days each calendar year unless you have been blocked from trading into all other available Investment Options as described below in Frequent Trading Monitoring and Restriction Procedures on page 15.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to four days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally, the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

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  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

  Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

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Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Systematic Withdrawals up to the Guaranteed Withdrawal Benefit Amount and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When your Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option on page 29.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete or partial withdrawal of your Contract Value.

We will send you the requested withdrawal amount less any applicable Surrender Charge and taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once a complete withdrawal has been processed if the withdrawal causes the Guaranteed Withdrawal Benefit Value to reduce to zero. See Guaranteed Withdrawal Benefit For Life on page 16.

If you request a partial withdrawal, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

Partial withdrawals before the youngest Annuitant reaches age 59 1/2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the value upon which the benefit is determined. See Guaranteed Withdrawal Benefit For Life on page 16.

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You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone or Internet are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an Owner during the past 15 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone and Internet withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations on page 23.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any applicable Surrender Charge and taxes withheld.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment on page 20.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

When the youngest Annuitant reaches age 59 1/2, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount ("GWB Amount"). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)' lifetime regardless of the amount in your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value ("GWB Value"), described below, by the Withdrawal Percentage, also described below.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an Owner, we limit joint Ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant at time of application. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant at time of application. We do not recommend naming a civil union partner as a joint owner or Annuitant because federal tax law does not extend the same contract continuation rights to civil union partners as it does to spouses. See Required Distributions On Death of Owner on page 21.

No benefit is payable until the youngest Annuitant reaches age 59 1/2. The Annuitant(s) will be shown on the Contract's Specification Page. The Annuitant(s) may not be changed after the Contract Date.

  GWB Amount

Your first withdrawal after the youngest Annuitant reaches age 59 1/2 will establish a Withdrawal Percentage from the table shown below. The initial GWB Amount is determined by multiplying the applicable Withdrawal Percentage by the GWB Value. Once the GWB Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent Contract Anniversary, the GWB Amount may change as described below.

Before the youngest Annuitant reaches the age of 59 1/2, the GWB Amount is zero.

Once the youngest Annuitant reaches age 59 1/2, your first withdrawal will establish a Withdrawal Percentage that will never change.

If the Contract has two Annuitants on the Contract Date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the Two Annuitants Withdrawal Percentages column shown in the table below.

If you delay taking a first withdrawal until the youngest Annuitant reaches one of the older ages shown below, the Withdrawal Percentage shown for that older age will be used to determine the GWB Amount each Contract Year for the duration of the Contract. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage shown for ages 80 and older will be used to establish your eligible GWB Amount on the latest possible Annuity Date.

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Youngest Annuitant's Age at First Withdrawal	One Annuitant Withdrawal Percentage	Two Annuitants Withdrawal Percentage
59 1/2 - 64	5%	4.5%
65 - 69	5%	5.0%
70 - 79	6%	5.5%
80 and older	7%	6.5%

For example, assume there are two Annuitants. Once the youngest Annuitant reaches age 59 1/2, you are eligible to make a withdrawal of the GWB Amount using a Withdrawal Percentage of 4.5%. If you make a withdrawal while the youngest Annuitant is 62, the withdrawal will be considered the first withdrawal and the Withdrawal Percentage of 4.5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract. However, if you choose to wait until the youngest Annuitant turns age 65 to make the first withdrawal, the Withdrawal Percentage of 5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract.

On each Contract Anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 59 1/2 by the GWB Value on that same Contract Anniversary.

Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 59 1/2 as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.

Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. In addition, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.

See Appendix A for examples of how your GWB Amount is calculated.

  GWB Value

The Contract has two related values; a Contract Value and a GWB Value. The Contract Value is determined by the method described in Accumulation Units on page 15. The GWB Value is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 59 1/2. Your Contract will also have a GWB Value before the date the youngest Annuitant reaches age 59 1/2, and during that time the GWB Value may increase or decrease as described below.

The GWB Value on the Contract Date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 59 1/2 the GWB Value will be reduced. See Withdrawals Before Youngest Annuitant Reaches Age 59 1/2 below.

If you make withdrawals after the youngest Annuitant reaches age 59 1/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced. See Withdrawals in Excess of Annual GWB Amount below.

On each Contract Anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. If the Contract has joint Annuitants and the oldest Annuitant dies before the Contract Anniversary that falls on or after his or her 85th birthday, the surviving Annuitant's age will be used. If the oldest Annuitant dies on or after the Contract Anniversary that falls on or after his or her 85th birthday, the GWB Value is not compared to the Contract Value and will not increase.

If the Contract Value is lower than the GWB Value, the GWB Value will not change.

If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the Contract Anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year once the youngest Annuitant has reached age 59 1/2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.

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If you make any withdrawals before you are eligible to withdraw a GWB Amount or if you make total withdrawals in a Contract Year that exceed the GWB Amount for that Contract Year, the GWB Value will decrease as described below.

  Withdrawals Before Youngest Annuitant Reaches Age 59 1/2

You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 59 1/2. If you make a withdrawal before the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by a percentage determined by dividing the Gross Withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.

(1) At the end of the Valuation Period in which you make the Gross Withdrawal, we divide the Gross Withdrawal by what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.

(2) Multiply the percentage determined in (1) by the GWB Value immediately before the Gross Withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your Contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $25,000 for the whole Contract Year. Now assume that you make one $5,000 Gross Withdrawal ($4,900 of which would be paid to you after deduction of a $100 Surrender Charge) during the first Contract Year. If your Contract Value were $30,000 at time of the withdrawal, your GWB Value would be reduced by 16.67% ($5,000 Gross Withdrawal amount divided by $30,000 Contract Value). The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

  Withdrawals in Excess of Annual GWB Amount

If you withdraw more than the GWB Amount in any Contract Year after the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a Gross Withdrawal that is in excess of the GWB Amount for that Contract Year ("excess Gross Withdrawal") by the Contract Value at time of the excess Gross Withdrawal, as described below. The new GWB Value following an excess Gross Withdrawal is calculated as follows:

(1) Determine the portion of the most recent Gross Withdrawal in combination with the sum of all Gross Withdrawals taken in the current Contract Year that exceeds the GWB Amount for that Contract Year.

(2) Determine what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal less any portion of the most recent Gross Withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

(3) Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).

(4) Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.

(5) Take the GWB Value prior to the Gross Withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your Contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000. If you make a first Gross Withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 5% and be eligible to withdraw up to the GWB Amount of $1,250 ($25,000 multiplied by 5%) without causing a reduction in GWB Value. Because your first Gross Withdrawal is $5,000, $1,250 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $3,750 of the withdrawal is an excess Gross Withdrawal. For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,250) resulting in a Contract Value of $28,750. The $3,750 excess Gross Withdrawal proportionally reduces the Contract Value by 13.04% ($3,750 divided by $28,750) which results in a new GWB Value of $21,740 ($25,000 less [25,000 multiplied by 13.04%]). If there are no further withdrawals in that Contract Year and the GWB Value is not increased on the next Contract Anniversary, the GWB Amount for the next Contract Year will be $1,087 ($21,740 multiplied by 5%).

If the Contract is a Qualified Contract and you elect to receive your minimum required distributions under the Code through our Systematic Withdrawal Process described in Systematic Withdrawal Program on page 19, the reference to GWB Amount in (1), (2) and (3) above shall mean "the greater of the GWB Amount or any minimum required distribution under the Code determined exclusively by us from the Contract Value." If you take a withdrawal to satisfy your minimum required distribution in a way other than through our Systematic Withdrawal Program and your minimum required distribution is in excess of your GWB Amount, the withdrawal may result in Surrender Charges and a reduction in your GWB Value.

Any Premium Tax amount that we deduct from your Contract Value will not be treated as a Withdrawal in Excess of Annual GWB Amount.

See Appendix A for additional examples of GWB Value increases and decreases.

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  Conversion of GWB Amount Payments

We include a provision in the Contracts that allows us to convert smaller Contracts before the Annuity Date if the Contract Value is reduced by a withdrawal to an amount equal to or below the lesser of $2,500 or the GWB Amount. If that happens, the Contract will convert on the first day of the calendar month on or after your next Contract Anniversary to an annuity option that will pay you and any joint Owner an annual amount equal to your GWB Amount, adjusted for any excess withdrawals made prior to the conversion for so long as any Annuitant is still alive. The Annuity Date will be deemed to be the first day of the calendar month on or after your next Contract Anniversary. Once a conversion occurs under this provision, the Contract will no longer have a Contract Value as of the Annuity Date. If you do not want your Contract to automatically convert to an annuity option, you must notify us within 30 days of the conversion and request a full withdrawal of your Contract Value. By doing this, your Contract will terminate and you will give up any future GWB Amounts that may be payable.

If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a Systematic Withdrawal causes this provision to apply, we will continue to pay your GWB Amount as a GWB Amount Annuity Income payment on the same day of the month for the period you selected under the Systematic Withdrawal Program. However, if you have selected a period other than monthly, the GWB Amount annuity income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

Your GWB Amount Annuity Income payment for the next Contract Year will not change unless your total withdrawals during the Contract Year and up through the date of conversion exceed your GWB Amount for that Contract Year. If your total withdrawals exceed your GWB Amount, your GWB Value will be reduced as described in Withdrawals in Excess of Annual GWB Amount on page 18 and a new GWB Amount will be determined. The resulting GWB Amount for future Contract Years will be paid in monthly annuity income payments as long as each monthly annuity income payment is at least $20. We reserve the right to pay the GWB Amount as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis.

Systematic Withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. Withdrawals under the program will be taken from the Investment Options in accordance with EFILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year.

Your Systematic Withdrawal Program transactions will take place on the 1st day of the month for the period you selected. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading. You should expect to receive your scheduled payment in 3 to 5 days following the 1st day of the month for the period you selected to allow for mailing time.

If your Contract is a Qualified Contract and you are subject to minimum required distributions ("MRD") under the Code, you must agree to receive your MRD through our Systematic Withdrawal Program so that we do not treat that part of your MRD that exceeds the GWB Amount as an excess Gross Withdrawal. See Withdrawals in Excess of Annual GWB Amount on page 18. In order to receive the greater of your eligible GWB Amount or MRD, you must agree to the following conditions.

(1) You must elect to receive the greater of the GWB Amount and the MRD on a Systematic Withdrawal basis and you authorize us to calculate the MRD for you.

(2) The MRD for a calendar year will be determined by us exclusively from the Contract Value.

(3) No MRD withdrawal may occur until after December 31st of the calendar year in which your Contract was issued (i.e. Contract Date).

(4) If the Contract was purchased prior to your reaching age 70 1/2, your first MRD must be withdrawn in the calendar year in which you reach age 70 1/2 even though the Code allows you to delay your first MRD until April 1st of the calendar year following the year you reach age 70 1/2. We require this so that only one calendar year's MRD will qualify for the exception we allow for withdrawals in excess of the GWB Amount.

(5) If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the MRD or GWB Amount and any withdrawals in excess of the GWB Amount will be considered excess Gross Withdrawals and could cause a reduction in GWB Value as described in Withdrawals in Excess of Annual GWB Amount on page 18.

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We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute, in any Contract Year, an amount more than the greater of the GWB Amount or the MRD for any calendar year that overlaps with a Contract Year.

Each Systematic Withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. You may also be subject to a Surrender Charge, if applicable. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request: (2) each annuity income payment on the first business day after the Annuity Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

(1) Loss of account ownership;

(2) Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an annual rate of 1.15%.2 This rate will be 1.00%2 if the Contract only has one Annuitant on the Contract Date. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that the Annuitant(s), upon whose life or lives GWB Amount payments and annuity income payments are based, will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Surrender Charge. We assess a 2% Surrender Charge on withdrawals during the first five Contract Years. The Surrender Charge is assessed against the withdrawal amount. No Surrender Charge will apply to (1) any eligible GWB Amount withdrawal, (2) withdrawals from a Qualified Contract that are necessary to comply with the minimum required distributions under the Code, and are taken as part of a Systematic Withdrawal Program offered by us, or (3) withdrawals that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. Currently, New York does not impose a premium tax on this Contract.

(5) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(6) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Tax Status on page 27.

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EFILI or its insurance agency affiliate receives annual compensation of up to 0.50% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

2 For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant.

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner or Annuitant (in the case of a single Owner) of a Non-qualified Contract, or a last surviving Annuitant of a Qualified Contract, we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing one of the available Annuity Income Options offered through your Contract within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

In the event a surviving Owner or a Beneficiary does not elect any of the options described above, a lump sum distribution of the Contract Value may be requested. Before we make a payment to a surviving owner or Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms.

If there are multiple Beneficiaries, we will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms his or her share of the Contract Value. Such payment will be paid no later than allowed under the Investment Company Act of 1940 and any applicable state law.

ANNUITY DATE

  In General

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. Any Annuity Date you choose must be the first day of a month.

The Contract offers the following Annuity Income options:

(1) You may receive the greater of (a) or (b) where;

(a) is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and

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(b) is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant.

If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary.

(2) You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity Income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity Income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option as described in Conversion of GWB Amount Payments on page 19.

Unless you elect another annuity income option prior to the latest possible Annuity Date, the Contract will default to Annuity Income option (1).

  Qualified Contracts

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. Annuity Income option (1) will be modified as follows:

(1) We will pay Annuity Income according to Annuity Income option 1(b) provided annuity income exceeds your eligible GWB Amount and it qualifies under the Code. In general, the federal income tax regulations allow a Qualified Contract to offer the refund described under Annuity Income option (1)(a) and (b) only if the total future expected payments under the option exceed your Contract Value as of the Annuity Date. The total future expected payments are computed in accordance with federal income tax regulations by taking into account the total annuity income payments expected to be made over the applicable distribution period determined under the Joint and Last Survivor Table in the case of two Annuitants or the Single Life Table in the case of one Annuitant.

(2) If we determine that total future expected payments under Annuity Income option (1)(b) will not exceed your Contract Value as of the Annuity Date, we will pay annuity income until there is no longer any living Annuitant or for the applicable distribution period under the Uniform Lifetime Table, whichever is longer, provided the annuity income amount exceeds your eligible GWB Amount.

(3) If the annuity income amount in (2) does not exceed your eligible GWB Amount, we will pay annuity income under Annuity Income option 1(a), provided the total future expected payments under the option exceed your Contract Value as of the Annuity Date.

(4) If we determine that the total future expected payments under Annuity Income option 1(a) will not exceed your Contract Value as of the Annuity Date, we will pay your eligible GWB Amount as Annuity Income until there is no longer any living Annuitant or, if longer, for a period not to exceed the lesser of your Contract Value as of the Annuity Date divided by your eligible GWB Amount and the applicable distribution period under the Uniform Lifetime Table.

If Annuity Income option (2) is selected by you and your Contract is a Qualified Contract, the 120 monthly payments will be limited to the applicable distribution period under the Uniform Lifetime Table.

We reserve the right to limit the maximum period we will pay guaranteed income to a whole number of years or whole number of months.

The Single Life Table, Joint and Last Survivor Table, and Uniform Lifetime Table may be found in federal income tax regulations section 1.401(a)(9)-9. We reserve the right to use any other life expectancy tables allowed by the Code and federal income tax regulations.

We reserve the right to add to, limit or modify these annuity income options to comply with the Code and offer any other annuity income options that are mutually agreeable to you and us.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then and the Contract Value or annual GWB Amount is sufficient to provide you with an initial monthly income payment of at least $20. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Annuitant elected to continue the Contract as his or her own. As long as the Owner's death occurs before the Annuity Date, a surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday. If the Contract has been inactive and under applicable state law could be considered abandoned property, we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

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In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner on page 21.

Under Annuity Income option (1) we will pay you Annuity Income in monthly installments starting on the Annuity Date for the life or lives of the Annuitant(s) and your Contract will no longer have a Contract Value. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed. The first monthly annuity income payment will be made on the Annuity Date.

If you have been receiving GWB Amounts through our Systematic Withdrawal Program prior to the latest possible Annuity Date, you may continue to receive the greater of your GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) as an Annuity Income option on the same periodic basis that you selected under our Systematic Withdrawal Program. However, if you have selected a period other than monthly, the Annuity Income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

You may make a partial withdrawal between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date as long as the Gross Withdrawal is equal to or less than the GWB Amount for that Contract Year. If you do this, we will accelerate your Annuity Date to the date of the withdrawal and pay you your entire GWB Amount for that Contract Year. In future Contract Years, we will pay Annuity Income on an annual basis according to the provisions of Annuity Income option (1) or any other Annuity Income option that enables the Contract to comply with the Code.

If you request a withdrawal in excess of the GWB Amount between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date, you are limited to a complete withdrawal, which will terminate any future GWB Amount payments or annuity income.

Under Annuity Income option (2), we will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed and applied to annuity purchase rates that are no less than the guaranteed annuity purchase rates set forth in the Contract and will be based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date.

All money used to support annuity income payments will be held in our general account thereafter. The first annuity income payment will be made on the Annuity Date.

If the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment under Annuity Income Option (2) of at least $20, we reserve the right to pay you the Contract Value in a lump sum instead of providing monthly annuity income.

If the GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20, we reserve the right to pay you as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

The Owner(s) may not change the Annuitant(s) at any time during the Contract.

The Owner's estate, or the Owner for contracts owned by trusts, will be responsible to notify us of the death of the last surviving Annuitant and to repay any Annuity Income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

Under Annuity Income option (1), if there is a refund due as a result of the death of the last surviving Annuitant, the refund will be paid to the Beneficiary or the last surviving Owner's estate.

Under Annuity Income option (2), if the surviving Annuitant dies before we have made all Annuity Income payments due under the Contract, any remaining Annuity Income will be paid to the Beneficiary or the last surviving Owner's estate. The Beneficiary or the estate may choose instead to receive the present value of the remaining Annuity Income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed Annuity Income payments, if any.

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor(s) of the trust must be the Annuitant(s). If the trust has only a single grantor, the grantor's spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 95th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is for the sole benefit of the grantor(s). This is to ensure that the Contract will be respected as an annuity for purposes of federal income tax law.

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ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

  Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

  Tax Deferral During Accumulation Period

Under existing provisions of the Code, provided the below conditions are met, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

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  Diversification Requirements

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where a grantor represents that the trust is for the benefit of the grantor annuitant(s) (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

  Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $25,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

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In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and payments following the death of an Owner must satisfy certain minimum required distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

  Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the Contract as an IRA and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

The taxable portion of a distribution is taxed as ordinary income.

  Taxes on Surrender of the Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service form 8608 if any part of your Purchase Payment has been previously taxed.

  Taxes on Partial Withdrawals

Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a Qualified Contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see 10% Penalty Tax on Early Withdrawals). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

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In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Annuity Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of Annuity Income payments under the Contract generally is taxed on the portion of such income payments that exceed the cost basis in the Contract. In the case of fixed income payments, like the Annuity Income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the Annuity Income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of Annuity Income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Income payments will be fully taxable. If Annuity Income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For Qualified Contracts, we report the cost basis as zero and each annuity income payment is fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

  Other Tax Information

In the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts on page 25.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a Contract.

  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

EGMWB

  EFILI's Tax Status

EFILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Joint Owners must be spouses on the Contract Date. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint Ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Purchase Payment among the Investment Options.

You may not remove an Owner unless the removal is pursuant to a court order.

After the Contract Date, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate the Purchase Payment among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals, if the Contact has a Contract Value; (e) change Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (f) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date and changes of Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

2. Annuitant(s). You must be the Annuitant(s). If the Contract is owned by a trust, the grantor of the trust must be an Annuitant. You may name a joint Annuitant as long as the joint Annuitant is the spouse of the Annuitant on the Contract Date.

You may not add or remove the Annuitant(s) after the Contract Date unless the removal is pursuant to a court order.

Your eligibility for benefits under the Guaranteed Withdrawal Benefit For Life feature is determined by the age of the Annuitant(s). The GWB Amount that is available once you are eligible under the Guaranteed Withdrawal Benefit For Life feature depends on a number of factors, including the number of Annuitants on the Contract Date and the age of the youngest Annuitant when your first withdrawal is made. If an Annuitant's age has been misstated we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page 19, we will suspend any future GWB Amounts until we have recovered the amount of the overpayment. If the Contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page 19, we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually. The previously underpaid GWB Amount will be deducted from the Contract Value.

If you choose to receive Annuity Income using the Contract Value and annuity purchase rates, the amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly Annuity Income to reflect the actual age and/or sex. If we have previously overpaid monthly Annuity Income, we will withhold monthly Annuity Income until we have recovered the amount of the overpayment. If Annuity Income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly Annuity Income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

EGMWB

3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If the Contract has a joint Annuitant, the joint Annuitant will be treated as the primary Beneficiary over any other named Beneficiaries.

If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable or which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

After the death of all the Owners and Annuitants, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. A Qualified Contract may not be assigned. A Non-qualified Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Code; (b) a Contract owned by a person may be transferred to a person's spouse; (c) a Contract owned by one or two individual(s) may be transferred to a trust of which the individual(s) is(are) the grantor(s) and (d) a Contract owned by a trust may be transferred to the trust's grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If we provide too many GWB Amount payments or annuity income payments because we are not notified of an Annuitant's death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917 and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

EGMWB

We pay FIA first year sales compensation of not more than 3% of Purchase Payments received.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of the Minimum Purchase Payment

We may reduce the minimum Purchase Payment requirement for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payment, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

EGMWB

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 6 of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. This means that the voting instructions of a small number of Owners could determine the outcome of any proposal for all Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

EGMWB

Appendix A: Guaranteed Withdrawal Benefit for Life Examples

Example 1.

Assume your Contract has one Annuitant who is age 65 and you made a $25,000 Purchase Payment on the Contract Date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,250 = 5% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire 1st Contract Year. If your Contract Value is $30,000 at time of the first Contract Anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the 2nd Contract Year would be increased to $1,500 to reflect the increased GWB Value.

In the same example, if the Contract Value was $20,000 at time of the first Contract Anniversary, the GWB Value would be unchanged on the Contract Anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,250.

Example 2.

Assume your Contract has one Annuitant who is age 67 and you made a $100,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 Gross Withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 5% and the GWB Amount as $5,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no Surrender Charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first Contract Year, you make a second Gross Withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $2,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($8,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the Valuation Period had you not taken the withdrawal. Your GWB Value will be reduced by 7.84%. The 7.84% reduction is determined by dividing the $8,000 Excess Withdrawal by $102,000 ($104,000 - $2,000 determined above) resulting in a new GWB Value of $92,160 ($100,000 GWB Value minus [$100,000 multiplied by .0784]). Additionally, a $160 Surrender Charge is due on the $10,000 Gross Withdrawal (2% of the $8,000 excess withdrawal).

Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the Valuation Period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 Excess Withdrawal divided by $90,000) resulting in a new GWB Value of $87,036 ($92,160 GWB Value minus [$92,160 multiplied by .0556]). A $100 Surrender Charge is due on the $5,000 Gross Withdrawal (2% of the $5,000 excess withdrawal).

Example 3.

Assume your Contract has one Annuitant who is currently age 84 and you made a $100,000 Purchase Payment 18 years ago. Assume also that your GWB Value is still $100,000 and your GWB Amount, which you have been withdrawing every year, is $5,000. Assume you take your first withdrawal of $5,000 in the current Contract Year and that your Contract Value would have been $6,000 at the end of the Valuation Period had you not taken the withdrawal. The Contract Value after the withdrawal is $1,000 which is below the amount which will trigger the conversion of your Contract on the first of the month following your next Contract Anniversary. Assuming you make no further withdrawals prior to the conversion date, we will begin GWB Amount payments of $5,000 each year for so long as any Annuitant is alive.

The Following examples are specific to Qualified Contracts and are provided to help illustrate the impact of minimum required distributions (MRD's) and the impact to the contract of taking the MRD's under various circumstances.

Assumptions common to examples 4-6.

Assume your Contract Date is 6 years in the past and your Contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your minimum required distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your Contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next Contract Anniversary will occur in the following calendar year and that your GWB Value did not increase on your Contract Anniversary in the current calendar year.

EGMWB

Example 4.

To satisfy your MRD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated on page 19 of this prospectus to receive the greater of your GWB Amount and your MRD. To demonstrate the reduction, assume your Contract Value would have been $103,000 at the end of the Valuation Period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 - $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [$100,000 multiplied by .0031]).

Example 5.

Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or MRD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your MRD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your MRD as shown on page 19 of this prospectus have been met.

Example 6.

Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your MRD requirements, you would need to elect an annual payment frequency from the SWP program so that we are able to pay a full year's worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your MRD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your MRD was taken through our SWP program. We have assumed that all of the conditions for receiving an MRD exception as shown on page 19 of the prospectus have been met.

EGMWB

Appendix B: Table of Accumulation Unit Values

Accumulation unit values below reflect Total Separate Account Annual Fees of 1.10% for one Annuitant and 1.25% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount

One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	9.97	11.33	3,676,157
2011	10.46	9.97	3,904,009
2010	8.97	10.46	4,150,768
2009	6.55	8.97	4,406,263
2008	10.03	6.55	4,692,984
2007*	10.00	10.03	1,147,795

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	9.90	11.24	1,242,790
2011	10.41	9.90	1,491,947
2010	8.94	10.41	1,563,584
2009	6.54	8.94	1,503,374
2008	10.03	6.54	1,118,457
2007*	10.00	10.03	163,485

* Period from 9/4/2007 to 12/31/2007

Fidelity VIP FundsManager 60% Subaccount

One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	9.70	10.70	4,676,371
2011	10.01	9.70	4,938,499
2010	8.91	10.01	5,273,352
2009	7.35	8.91	5,521,141
2008	10.17	7.35	5,758,866
2007*	10.00	10.17	836,878

EGMWB

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	9.64	10.62	879,925
2011	9.96	9.64	927,910
2010	8.88	9.96	989,749
2009	7.34	8.88	1,162,349
2008	10.16	7.34	1,141,540
2007*	10.00	10.16	217,367

* Period from 9/4/2007 to 12/31/2007

Fidelity VIP Money Market Investor Class Subaccount

One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	10.08	9.98	45,334
2011	10.18	10.08	23,704
2010	10.27	10.18	0
2009	10.31	10.27	9,892
2008	10.12	10.31	73,024
2007*	10.00	10.12	86,461

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	10.01	9.90	0
2011	10.13	10.01	0
2010	10.23	10.13	0
2009	10.29	10.23	0
2008	10.12	10.29	290,674
2007*	10.00	10.12	0

* Period from 9/4/2007 to 12/31/2007

Any Subaccounts that were not part of the Variable Account in 2012 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

EGMWB

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 1.25% for one Annuitant and 1.40% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount

One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	17.33	19.68	390,661
2011	18.23	17.33	394,137
2010	15.64	18.23	403,015
2009	11.68	15.64	411,639

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	17.25	19.56	97,160
2011	18.17	17.25	110,422
2010	15.62	18.17	112,185
2009	11.68	15.62	113,676

Fidelity VIP FundsManager 60% Subaccount

One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	14.53	16.01	1,375,139
2011	15.02	14.53	1,466,061
2010	13.38	15.02	1,514,361
2009	11.20	13.38	1,567,168

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	14.46	15.91	748,710
2011	14.97	14.46	741,776
2010	13.36	14.97	747,864
2009	11.20	13.36	753,588

EGMWB

Fidelity VIP Money Market Investor Class Subaccount

One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	9.74	9.62	0
2011	9.85	9.74	0
2010	9.95	9.85	12,323
2009	10.01	9.95	0

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	9.69	9.56	0
2011	9.82	9.69	0
2010	9.94	9.82	0
2009	10.01	9.94	0

Any Subaccounts that were not part of the Variable Account in 2012 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

EGMWB

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EGMWB

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3

EGMWB-PRO-0413
1.850776.107

EGMWB

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FVA-91200

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of the modified single premium deferred variable annuity Contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") through Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal of tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS") and is therefore subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, EFILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from a IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted although the single premium for the Contract may be paid from different sources described in paragraph 3 above and received by us on different dates.

5. No deduction is allowed for a rollover contribution.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any.

9. If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is part of a series of substantially equal periodic payments over your life (of life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (4) satisfies some other specified exception to the penalty law.

GGI IRA DISC

Not Part of the Prospectus

10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (of the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectance (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period or the amount of any refund feature under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRA and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15. The Contract may cease to be an IRA because of a prohibited transaction. Generally, a prohibited transaction is any improper use of the Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year. You must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The value of your investment will depend on how you allocate your Purchase Payment to the available Investment Options and the actual investment performance of the Investment Options you choose. No minimum Contract Value is guaranteed. The Contract provides for a withdrawal benefit (Guaranteed Withdrawal Benefit For Life feature) where you may make withdrawals of a guaranteed amount each Contract Year starting when the youngest Annuitant turns 59 1/2. The amount you can withdraw under this benefit depends on the age and number of Annuitants at the time of first withdrawal following the youngest Annuitant turning 59 1/2. In general, the guaranteed amount will not decrease unless you withdraw more than the allowable guaranteed amount during a Contract Year. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 0.25%.

GGI IRA DISC

Not Part of the Prospectus

(b) Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 1.15%1 if the Contract has two Annuitants on the Contract Date. For a Contract with only one Annuitant on the Contract Date, the annual rate is 1.00%1.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

(d) Surrender Charge

EFILI will assess a 2% Surrender Charge on withdrawals during the first five Contract Years. No Surrender Charge is applied to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature; or (2) taken to comply with the minimum required distributions and are taken as part of a Systematic Withdrawal Program offered by EFILI; or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

1 For Contracts purchased prior to 1/1/2009 a daily charge equivalent to an annual rate of 1.00% is deducted if the Contract has two annuitants and 0.85% if the Contract has one annuitant.

GGI IRA DISC

Not Part of the Prospectus

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FVA-91200

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

GROWTH AND GUARANTEED INCOME ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2013

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2013, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	(Click Here)
Unavailability of Annuity Income Options in Certain Circumstances	(Click Here)
IRS Required Distributions	(Click Here)
Safekeeping of Variable Account Assets	(Click Here)
Distribution of the Contracts	(Click Here)
State Regulation	(Click Here)
Legal Matters	(Click Here)
Registration Statement	(Click Here)
Experts	(Click Here)
Financial Statements	(Click Here)
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EGMWB-PTB-0413
1.850777.107

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 6 of the Fee Table.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2012 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

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FVA-91200

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2012, 2011 and 2010

TABLE OF CONTENTS PAGE(S)

Report of Independent Registered Public Accounting Firm 45

Balance Sheets 46

Statements of Comprehensive Income 47

Statements of Stockholder's Equity 48

Statements of Cash Flows 49

Notes to Financial Statements 8 - 25

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2012 and December 31, 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 17, 2013

BALANCE SHEETS

(in thousands, except share data)

December 31, 2012 and 2011

ASSETS	2012	2011
Investments:		
Debt securities, available-for-sale, at fair value		
(Amortized cost of $85,995 in 2012 and $78,132 in 2011)	$ 88,391	$ 79,078
Policy loans	35	33
Total investments	88,426	79,111
Cash and cash equivalents	16,395	17,296
Accrued investment income	600	358
Deferred policy acquisition costs	41,949	38,367
Reinsurance deposit and receivables	98,681	104,536
Other assets	1,204	1,019
Income taxes receivable	1,736	1,126
Separate account assets	1,818,442	1,565,352
Total assets	$ 2,067,433	$ 1,807,165
LIABILITIES		
Future contract and policy benefits	$ 102,977	$ 96,027
Contract holder deposit funds	39,104	41,801
Payable to parent and affiliates	547	429
Investment trades payable	2	5,436
Other liabilities and accrued expenses	2,617	2,141
Deferred tax liability	7,792	6,397
Separate account liabilities	1,818,442	1,565,352
Total liabilities	1,971,481	1,717,583
Commitments and contingencies (Note 11)		
STOCKHOLDER'S EQUITY		
Common stock, par value $10 per share - 200,000 shares		
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	1,180	444
Retained earnings	79,272	73,638
Total stockholder's equity	95,952	89,582
Total liabilities and stockholder's equity	$ 2,067,433	$ 1,807,165

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Funds and the Blackrock Variable Series Funds. Previously, the Company offered certain portfolios in the Credit Suisse Trust funds. Effective October 21, 2011, the Credit Suisse Trust funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $1,254,000 and $860,000 at December 31, 2012 and 2011, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $16,300,000 and $17,202,000 at December 31, 2012 and 2011, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, and administrative charges for variable annuity and life contract-holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits. Liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. During 2012 and 2011, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software, under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $0 were recorded in Property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2012 and 2011, respectively. Depreciation expense on these capitalized software development costs were $0, $276,000, and $519,000 in 2012, 2011, and 2010 respectively.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The GAAP accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2011-05, "Presentation of Comprehensive Income," which requires an entity to report components of comprehensive income in either a single, continuous statement of comprehensive income or two separate but consecutive statements. Under the two statement approach, the first statement would include components of net income and the second statement would include components of other comprehensive income ("OCI"). The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted this guidance on January 1, 2012 and presents OCI as a single continuous statement. The adoption of this guidance did not impact the Company's results of operations and financial position.

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company's results of operations and financial position.

In October 2010, the FASB issued ASU 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts," which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. An insurance entity may only capitalize incremental direct costs of contract acquisition, the portion of employees' compensation directly related to time spent performing specified acquisition activities for a contract that has actually been acquired, other costs related directly to specified activities that would not have been incurred had the acquisition contract transaction not occurred, and advertising costs that meet capitalization criteria in other GAAP guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance prospectively on January 1, 2012. The adoption of this guidance did not have a material impact on the Company's results of operations and financial position.

In April 2010, the FASB issued guidance that effect consolidation analysis for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the issuer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder. The guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively applied to all prior periods upon adoption. The Company adopted this guidance effective January 1, 2011. The adoption of this guidance had no impact on the Company's financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The Company adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity effective January 1, 2011. The adoption of this guidance is provided in Note 5 of the Company's consolidated financial statements.

Future Adoption of New Accounting Pronouncements

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity would separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. The Company is currently assessing the impact of this guidance on the Company's financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. This guidance requires the establishment of a liability using a specified reserve methodology for contracts that contain death or other insurance benefits.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. These benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death, or, are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

3. GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMDB were $690,000 and $946,000 at December 31, 2012 and 2011, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% - 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 5.5% - 7.5% and 1.5% - 3.0%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 3.0% to 4.0% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk, and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2012 and 2011. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1/2 for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

For business issued prior to January 1, 2009, the Company reinsured 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with GMWB were $175,000 and $170,000 at December 31, 2012 and 2011, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 6 1/2 years from issue and age 59 1/2.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 10% with dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

3. GUARANTEED BENEFITS (CONTINUED):

The table below displays the account value and guaranteed withdrawal value at December 31, 2012 and 2011:

4. INVESTMENTS:

The components of net investment income were as follows:

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

There were no realized investment losses as a result of other than temporary impairments in 2012, 2011 or 2010. There were no debt securities that were non-income producing for 2012, 2011 and 2010, respectively.

Net unrealized investment gains on available-for-sale securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2012 were as follows:

Debt securities that were in a continuous unrealized loss position as of December 31, 2011 were as follows:

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2012 and 2011. The securities are investment grade fixed maturities with fair values at or greater than 99% of amortized cost at December 31, 2012. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities and by type of issuer were as follows:

During 2012 and 2011, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2012, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

At December 31, 2012 and 2011, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2012, the amortized cost and fair value of a security on deposit with the State of New York was $399,000 and $411,000, respectively. At December 31, 2011, the amortized cost and fair value of a security on deposit with the State of New York was $399,000 and $418,000, respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2012:

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion at December 31 was as follows:

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.

Significant components of the Company's net deferred tax asset were as follows:

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follow:

The Company paid FILI net federal and state income taxes of $1,825,000, $2,185,000, and $1,585,000 in 2012, 2011, and 2010, respectively, related to the Company's separate-company basis net operating results for the year.

6. INCOME TAXES (CONTINUED):

The FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2009. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $648,000, $656,000 and $575,000 during 2012, 2011 and 2010, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2012, 2011 and 2010, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 3% of premiums received in the first policy year for its variable universal life product. The Company compensated FIA in the amount of $5,493,000, $4,689,000, and $4,671,000 in 2012, 2011, and 2010, respectively.

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,352,000, $3,492,000, and $3,702,000 in 2012, 2011, and 2010, respectively, for such services. The Company has an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $259,000, $237,000, and $207,000 in 2012, 2011, and 2010 respectively for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $154,000, $167,000, and $179,000 in 2012, 2011 and 2010, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2012, 2011 and 2010, the Company decreased amortization by $1,920,000, $574,000, and $1,348,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2012). Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

10. REINSURANCE (CONTINUED):

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements was as follows:

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

(Fidelity Cover Art)
Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2012

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2012

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 36,691	$ 58,260	$ 14,761	$ 43,721	$ 46,616	$ 17,105	$ 37,093	$ 9,323
Receivable from EFILI	0	0	1	0	2	0	1	0
Total assets	36,691	58,260	14,762	43,721	46,618	17,105	37,094	9,323
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 36,691	$ 58,260	$ 14,762	$ 43,721	$ 46,618	$ 17,105	$ 37,094	$ 9,323
Net Assets:
Fidelity Retirement Reserves	$ 34,687	$ 0	$ 12,397	$ 0	$ 41,666	$ 0	$ 34,356	$ 0
Fidelity Income Advantage	2,004	0	2,365	0	4,952	0	2,738	0
Fidelity Personal Retirement	0	57,058	0	43,721	0	17,105	0	9,323
Fidelity Freedom Lifetime Income	0	750	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	452	0	0	0	0	0	0
Total net assets	$ 36,691	$ 58,260	$ 14,762	$ 43,721	$ 46,618	$ 17,105	$ 37,094	$ 9,323
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,618	0	275	0	614	0	484	0
Unit Value	$ 21.44	$ 0.00	$ 45.05	$ 0.00	$ 67.83	$ 0.00	$ 70.98	$ 0.00
Fidelity Income Advantage:
Units Outstanding	96	0	54	0	75	0	40	0
Unit Value	$ 20.86	$ 0.00	$ 43.83	$ 0.00	$ 65.99	$ 0.00	$ 69.06	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	5,243	0	3,002	0	1,297	0	683
Highest Unit Value	$ 0.00	$ 11.42	$ 0.00	$ 19.81	$ 0.00	$ 20.53	$ 0.00	$ 20.34
Lowest Unit Value	$ 0.00	$ 10.01	$ 0.00	$ 12.50	$ 0.00	$ 12.44	$ 0.00	$ 13.14
Fidelity Freedom Lifetime Income:
Units Outstanding	0	67	0	0	0	0	0	0
Unit Value	$ 0.00	$ 11.13	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	45	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.98	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.62	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.90	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.56	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 7,417	$ 3,028	$ 9,729	$ 34,470	$ 55,114	$ 33,573	$ 12,523
Receivable from EFILI	0	1	0	2	0	2	0
Total assets	7,417	3,029	9,729	34,472	55,114	33,575	12,523
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 7,417	$ 3,029	$ 9,729	$ 34,472	$ 55,114	$ 33,575	$ 12,523
Net Assets:
Fidelity Retirement Reserves	$ 7,096	$ 2,698	$ 0	$ 28,863	$ 0	$ 31,135	$ 0
Fidelity Income Advantage	321	331	0	5,609	0	2,440	0
Fidelity Personal Retirement	0	0	9,729	0	55,114	0	12,523
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 7,417	$ 3,029	$ 9,729	$ 34,472	$ 55,114	$ 33,575	$ 12,523
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	193	195	0	722	0	712	0
Unit Value	$ 36.84	$ 13.84	$ 0.00	$ 39.97	$ 0.00	$ 43.70	$ 0.00
Fidelity Income Advantage:
Units Outstanding	9	24	0	144	0	57	0
Unit Value	$ 35.84	$ 13.60	$ 0.00	$ 38.88	$ 0.00	$ 42.52	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	794	0	4,066	0	857
Highest Value	$ 0.00	$ 0.00	$ 16.40	$ 0.00	$ 14.72	$ 0.00	$ 17.18
Lowest Value	$ 0.00	$ 0.00	$ 11.80	$ 0.00	$ 11.30	$ 0.00	$ 12.11
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 72,693	$ 7,775	$ 3,673	$ 94,754	$ 63,804	$ 12,366	$ 92,719
Receivable from EFILI	0	1	0	3	0	2	0
Total assets	72,693	7,776	3,673	94,757	63,804	12,368	92,719
Liabilities:
Payable to EFILI	0	0	0	0	0	0	1
Total net assets	$ 72,693	$ 7,776	$ 3,673	$ 94,757	$ 63,804	$ 12,368	$ 92,718
Net Assets:
Fidelity Retirement Reserves	$ 36,189	$ 6,954	$ 0	$ 87,753	$ 0	$ 10,384	$ 0
Fidelity Income Advantage	4,074	822	0	7,004	0	1,984	0
Fidelity Personal Retirement	32,430	0	3,673	0	63,804	0	27,497
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	65,221
Total net assets	$ 72,693	$ 7,776	$ 3,673	$ 94,757	$ 63,804	$ 12,368	$ 92,718
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	870	253	0	1,704	0	482	0
Unit Value	$ 41.59	$ 27.44	$ 0.00	$ 51.49	$ 0.00	$ 21.54	$ 0.00
Fidelity Income Advantage:
Units Outstanding	101	31	0	140	0	95	0
Unit Value	$ 40.46	$ 26.69	$ 0.00	$ 50.09	$ 0.00	$ 20.95	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	2,334	0	267	0	4,370	0	1,823
Highest Value	$ 19.29	$ 0.00	$ 18.17	$ 0.00	$ 20.46	$ 0.00	$ 20.47
Lowest Value	$ 13.24	$ 0.00	$ 12.42	$ 0.00	$ 13.35	$ 0.00	$ 12.78
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	4,067
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 19.68
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 11.33
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,340
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 19.56
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 11.24
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 1,327	$ 2,775	$ 13,808	$ 5,725	$ 7,360	$ 6,191	$ 30,497	$ 26,493
Receivable from EFILI	0	0	1	0	0	0	0	0
Total assets	1,327	2,775	13,809	5,725	7,360	6,191	30,497	26,493
Liabilities:
Payable to EFILI	0	0	0	0	1	0	0	0
Total net assets	$ 1,327	$ 2,775	$ 13,809	$ 5,725	$ 7,359	$ 6,191	$ 30,497	$ 26,493
Net Assets:
Fidelity Retirement Reserves	$ 1,205	$ 0	$ 11,733	$ 0	$ 6,390	$ 0	$ 27,019	$ 0
Fidelity Income Advantage	122	0	2,076	0	969	0	3,478	0
Fidelity Personal Retirement	0	2,775	0	5,725	0	6,191	0	26,493
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 1,327	$ 2,775	$ 13,809	$ 5,725	$ 7,359	$ 6,191	$ 30,497	$ 26,493
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	69	0	548	0	405	0	1,015	0
Unit Value	$ 17.42	$ 0.00	$ 21.40	$ 0.00	$ 15.79	$ 0.00	$ 26.61	$ 0.00
Fidelity Income Advantage:
Units Outstanding	7	0	100	0	63	0	134	0
Unit Value	$ 17.09	$ 0.00	$ 20.82	$ 0.00	$ 15.36	$ 0.00	$ 25.94	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	184	0	414	0	438	0	1,781
Highest Value	$ 0.00	$ 22.24	$ 0.00	$ 19.60	$ 0.00	$ 24.76	$ 0.00	$ 21.26
Lowest Value	$ 0.00	$ 13.94	$ 0.00	$ 13.33	$ 0.00	$ 13.37	$ 0.00	$ 11.88
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 4,503	$ 5,965	$ 2,338	$ 3,450	$ 6,565	$ 7,234	$ 7,606	$ 7,089
Receivable from EFILI	0	0	1	0	0	0	0	0
Total assets	4,503	5,965	2,339	3,450	6,565	7,234	7,606	7,089
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,503	$ 5,965	$ 2,339	$ 3,450	$ 6,565	$ 7,234	$ 7,606	$ 7,089
Net Assets:
Fidelity Retirement Reserves	$ 4,059	$ 0	$ 2,216	$ 0	$ 6,080	$ 0	$ 7,013	$ 0
Fidelity Income Advantage	444	0	123	0	485	0	593	0
Fidelity Personal Retirement	0	5,965	0	3,450	0	7,234	0	7,089
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,503	$ 5,965	$ 2,339	$ 3,450	$ 6,565	$ 7,234	$ 7,606	$ 7,089
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	235	0	144	0	390	0	284	0
Unit Value	$ 17.26	$ 0.00	$ 15.34	$ 0.00	$ 15.59	$ 0.00	$ 24.73	$ 0.00
Fidelity Income Advantage:
Units Outstanding	26	0	8	0	32	0	25	0
Unit Value	$ 16.94	$ 0.00	$ 14.99	$ 0.00	$ 15.23	$ 0.00	$ 24.16	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	407	0	236	0	441	0	492
Highest Value	$ 0.00	$ 29.15	$ 0.00	$ 15.92	$ 0.00	$ 30.62	$ 0.00	$ 19.51
Lowest Value	$ 0.00	$ 13.94	$ 0.00	$ 12.71	$ 0.00	$ 13.14	$ 0.00	$ 13.06
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 8,700	$ 9,783	$ 1,472	$ 2,999	$ 3,079	$ 6,455	$ 898	$ 2,605
Receivable from EFILI	0	0	0	0	1	0	1	0
Total assets	8,700	9,783	1,472	2,999	3,080	6,455	899	2,605
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 8,700	$ 9,783	$ 1,472	$ 2,999	$ 3,080	$ 6,455	$ 899	$ 2,605
Net Assets:
Fidelity Retirement Reserves	$ 8,375	$ 0	$ 1,368	$ 0	$ 2,939	$ 0	$ 814	$ 0
Fidelity Income Advantage	325	0	104	0	141	0	85	0
Fidelity Personal Retirement	0	9,783	0	2,999	0	6,455	0	2,605
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 8,700	$ 9,783	$ 1,472	$ 2,999	$ 3,080	$ 6,455	$ 899	$ 2,605
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	453	0	157	0	118	0	52	0
Unit Value	$ 18.49	$ 0.00	$ 8.71	$ 0.00	$ 24.92	$ 0.00	$ 15.62	$ 0.00
Fidelity Income Advantage:
Units Outstanding	18	0	12	0	6	0	6	0
Unit Value	$ 18.07	$ 0.00	$ 8.52	$ 0.00	$ 24.35	$ 0.00	$ 15.26	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	588	0	345	0	420	0	178
Unit Value	$ 0.00	$ 22.95	$ 0.00	$ 18.40	$ 0.00	$ 24.53	$ 0.00	$ 26.30
Highest Value	$ 0.00	$ 15.60	$ 0.00	$ 7.33	$ 0.00	$ 13.88	$ 0.00	$ 14.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 5,056	$ 9,847	$ 13,455	$ 83,125	$ 367	$ 579	$ 722	$ 3,300
Receivable from EFILI	1	0	0	0	0	0	0	0
Total assets	5,057	9,847	13,455	83,125	367	579	722	3,300
Liabilities:
Payable to EFILI	0	0	1	0	1	0	0	0
Total net assets	$ 5,057	$ 9,847	$ 13,454	$ 83,125	$ 366	$ 579	$ 722	$ 3,300
Net Assets:
Fidelity Retirement Reserves	$ 4,496	$ 0	$ 11,440	$ 0	$ 312	$ 0	$ 591	$ 0
Fidelity Income Advantage	561	0	2,014	0	54	0	131	0
Fidelity Personal Retirement	0	9,847	0	83,125	0	579	0	3,300
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,057	$ 9,847	$ 13,454	$ 83,125	$ 366	$ 579	$ 722	$ 3,300
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	183	0	645	0	26	0	47	0
Unit Value	$ 24.59	$ 0.00	$ 17.75	$ 0.00	$ 11.92	$ 0.00	$ 12.70	$ 0.00
Fidelity Income Advantage:
Units Outstanding	23	0	116	0	5	0	10	0
Unit Value	$ 24.13	$ 0.00	$ 17.44	$ 0.00	$ 11.74	$ 0.00	$ 12.51	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	620	0	5,667	0	48	0	243
Highest Value	$ 0.00	$ 33.85	$ 0.00	$ 17.24	$ 0.00	$ 20.55	$ 0.00	$ 24.99
Lowest Value	$ 0.00	$ 13.86	$ 0.00	$ 11.82	$ 0.00	$ 11.67	$ 0.00	$ 12.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 595	$ 1,053	$ 1,291	$ 4,083	$ 832	$ 2,844	$ 1,329	$ 3,496
Receivable from EFILI	1	0	0	0	0	0	0	0
Total assets	596	1,053	1,291	4,083	832	2,844	1,329	3,496
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$ 596	$ 1,053	$ 1,290	$ 4,083	$ 832	$ 2,844	$ 1,329	$ 3,496
Net Assets:
Fidelity Retirement Reserves	$ 503	$ 0	$ 1,178	$ 0	$ 731	$ 0	$ 1,329	$ 0
Fidelity Income Advantage	93	0	112	0	101	0	0	0
Fidelity Personal Retirement	0	1,053	0	4,083	0	2,844	0	3,496
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 596	$ 1,053	$ 1,290	$ 4,083	$ 832	$ 2,844	$ 1,329	$ 3,496
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	50	0	94	0	51	0	101	0
Unit Value	$ 10.08	$ 0.00	$ 12.50	$ 0.00	$ 14.25	$ 0.00	$ 13.16	$ 0.00
Fidelity Income Advantage:
Units Outstanding	9	0	9	0	7	0	0	0
Unit Value	$ 9.93	$ 0.00	$ 12.32	$ 0.00	$ 14.03	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	96	0	297	0	187	0	258
Highest Value	$ 0.00	$ 17.28	$ 0.00	$ 24.10	$ 0.00	$ 23.20	$ 0.00	$ 13.84
Lowest Value	$ 0.00	$ 10.02	$ 0.00	$ 12.45	$ 0.00	$ 14.24	$ 0.00	$ 11.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 233	$ 1,761	$ 1,380	$ 5,620	$ 3,195	$ 7,378
Receivable from EFILI	0	0	0	0	0	0
Total assets	233	1,761	1,380	5,620	3,195	7,378
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 233	$ 1,761	$ 1,380	$ 5,620	$ 3,195	$ 7,378
Net Assets:
Fidelity Retirement Reserves	$ 233	$ 0	$ 1,380	$ 0	$ 3,195	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	1,761	0	5,620	0	7,378
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 233	$ 1,761	$ 1,380	$ 5,620	$ 3,195	$ 7,378
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	17	0	99	0	226	0
Unit Value	$ 13.51	$ 0.00	$ 13.92	$ 0.00	$ 14.11	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	135	0	391	0	515
Highest Value	$ 0.00	$ 16.18	$ 0.00	$ 16.95	$ 0.00	$ 17.25
Lowest Value	$ 0.00	$ 11.81	$ 0.00	$ 14.04	$ 0.00	$ 12.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 2,224	$ 12,614	$ 569	$ 5,216	$ 1,490	$ 5,204
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,224	12,614	569	5,216	1,490	5,204
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,224	$ 12,614	$ 569	$ 5,216	$ 1,490	$ 5,204
Net Assets:
Fidelity Retirement Reserves	$ 2,224	$ 0	$ 569	$ 0	$ 1,490	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	12,614	0	5,216	0	5,204
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,224	$ 12,614	$ 569	$ 5,216	$ 1,490	$ 5,204
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	159	0	40	0	108	0
Unit Value	$ 13.98	$ 0.00	$ 14.18	$ 0.00	$ 13.83	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	897	0	352	0	369
Highest Value	$ 0.00	$ 18.30	$ 0.00	$ 18.86	$ 0.00	$ 19.35
Lowest Value	$ 0.00	$ 12.46	$ 0.00	$ 14.10	$ 0.00	$ 13.70
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 2,205	$ 560	$ 1,148	$ 6,043	$ 67,733	$ 81,234
Receivable from EFILI	1	0	0	0	0	2
Total assets	2,206	560	1,148	6,043	67,733	81,236
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,206	$ 560	$ 1,148	$ 6,043	$ 67,733	$ 81,236
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 1,065	$ 0	$ 6,417	$ 10,412
Fidelity Income Advantage	0	0	83	0	1,294	4,764
Fidelity Personal Retirement	0	0	0	6,043	59,504	64,508
Fidelity Freedom Lifetime Income	2,206	560	0	0	518	1,552
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,206	$ 560	$ 1,148	$ 6,043	$ 67,733	$ 81,236
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	95	0	519	856
Unit Value	$ 0.00	$ 0.00	$ 11.23	$ 0.00	$ 12.36	$ 12.17
Fidelity Income Advantage:
Units Outstanding	0	0	8	0	106	397
Unit Value	$ 0.00	$ 0.00	$ 11.08	$ 0.00	$ 12.20	$ 12.00
Fidelity Personal Retirement:
Units Outstanding	0	0	0	463	4,795	4,971
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 21.50	$ 13.30	$ 15.77
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 11.59	$ 11.18	$ 11.93
Fidelity Freedom Lifetime Income:
Units Outstanding	161	40	0	0	45	138
Unit Value	$ 13.66	$ 13.84	$ 0.00	$ 0.00	$ 11.44	$ 11.26
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 133,257	$ 61,953	$ 20,168	$ 2,093	$ 8,104	$ 2,125	$ 4,561
Receivable from EFILI	1	0	1	0	0	0	0
Total assets	133,258	61,953	20,169	2,093	8,104	2,125	4,561
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 133,258	$ 61,953	$ 20,169	$ 2,093	$ 8,104	$ 2,125	$ 4,561
Net Assets:
Fidelity Retirement Reserves	$ 3,885	$ 7,195	$ 1,589	$ 1,633	$ 0	$ 2,069	$ 0
Fidelity Income Advantage	992	2,489	713	460	0	56	0
Fidelity Personal Retirement	33,427	52,269	17,867	0	8,104	0	4,561
Fidelity Freedom Lifetime Income	1,619	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	93,335	0	0	0	0	0	0
Total net assets	$ 133,258	$ 61,953	$ 20,169	$ 2,093	$ 8,104	$ 2,125	$ 4,561
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	352	619	144	112	0	141	0
Unit Value	$ 11.04	$ 11.62	$ 11.01	$ 14.55	$ 0.00	$ 14.64	$ 0.00
Fidelity Income Advantage:
Units Outstanding	91	217	66	32	0	4	0
Unit Value	$ 10.94	$ 11.46	$ 10.86	$ 14.38	$ 0.00	$ 14.47	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	2,697	4,170	1,441	0	550	0	289
Highest Value	$ 16.66	$ 17.29	$ 18.22	$ 0.00	$ 18.69	$ 0.00	$ 30.47
Lowest Value	$ 11.33	$ 12.05	$ 11.42	$ 0.00	$ 13.93	$ 0.00	$ 13.90
Fidelity Freedom Lifetime Income:
Units Outstanding	145	0	0	0	0	0	0
Unit Value	$ 11.14	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	6,052	0	0	0	0	0	0
Highest Value	$ 16.01	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 10.70	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,629	0	0	0	0	0	0
Highest Value	$ 15.91	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 10.62	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 2,465	$ 761	$ 911	$ 2,335	$ 11,717	$ 28,998
Receivable from EFILI	0	0	0	0	1	1
Total assets	2,465	761	911	2,335	11,718	28,999
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,465	$ 761	$ 911	$ 2,335	$ 11,718	$ 28,999
Net Assets:
Fidelity Retirement Reserves	$ 2,448	$ 0	$ 876	$ 0	$ 5,753	$ 4,115
Fidelity Income Advantage	17	0	35	0	310	444
Fidelity Personal Retirement	0	761	0	2,335	5,655	24,440
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,465	$ 761	$ 911	$ 2,335	$ 11,718	$ 28,999
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	239	0	109	0	206	125
Unit Value	$ 10.24	$ 0.00	$ 8.03	$ 0.00	$ 27.98	$ 32.97
Fidelity Income Advantage:
Units Outstanding	2	0	4	0	11	14
Unit Value	$ 10.12	$ 0.00	$ 7.96	$ 0.00	$ 27.22	$ 32.08
Fidelity Personal Retirement:
Units Outstanding	0	60	0	236	437	1,619
Highest Value	$ 0.00	$ 25.48	$ 0.00	$ 21.89	$ 23.05	$ 19.82
Lowest Value	$ 0.00	$ 10.50	$ 0.00	$ 8.21	$ 11.18	$ 12.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity (b)	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return (a)
Assets:
Investments at market value	$ 3,545	$ 3,037	$ 3,175	$ 1,698	$ 16,730	$ 1,775
Receivable from EFILI	1	1	0	0	0	1
Total assets	3,546	3,038	3,175	1,698	16,730	1,776
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 3,546	$ 3,038	$ 3,175	$ 1,698	$ 16,730	$ 1,776
Net Assets:
Fidelity Retirement Reserves	$ 1,051	$ 1,063	$ 2,855	$ 1,477	$ 3,915	$ 143
Fidelity Income Advantage	231	142	320	221	174	1
Fidelity Personal Retirement	2,264	1,833	0	0	12,641	1,632
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 3,546	$ 3,038	$ 3,175	$ 1,698	$ 16,730	$ 1,776
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	74	73	114	57	258	14
Unit Value	$ 14.19	$ 14.46	$ 25.14	$ 25.87	$ 15.18	$ 10.16
Fidelity Income Advantage:
Units Outstanding	17	10	13	9	12	0
Unit Value	$ 13.81	$ 14.07	$ 24.46	$ 25.17	$ 14.97	$ 10.15
Fidelity Personal Retirement:
Units Outstanding	197	182	0	0	866	160
Highest Value	$ 17.92	$ 14.62	$ 0.00	$ 0.00	$ 24.82	$ 10.22
Lowest Value	$ 10.52	$ 9.12	$ 0.00	$ 0.00	$ 11.49	$ 10.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2012

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I. (a)	FTVIP - Global Bond Securities (a)	FTVIP - U.S. Government (a)
Assets:
Investments at market value	$ 57,841	$ 58,974	$ 89,156	$ 8,487	$ 8,276	$ 5,870
Receivable from EFILI	0	1	0	0	0	0
Total assets	57,841	58,975	89,156	8,487	8,276	5,870
Liabilities:
Payable to EFILI	1	0	0	0	0	0
Total net assets	$ 57,840	$ 58,975	$ 89,156	$ 8,487	$ 8,276	$ 5,870
Net Assets:
Fidelity Retirement Reserves	$ 5,550	$ 4,155	$ 5,226	$ 278	$ 205	$ 152
Fidelity Income Advantage	85	462	138	201	0	0
Fidelity Personal Retirement	52,205	54,358	83,792	8,008	8,071	5,718
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 57,840	$ 58,975	$ 89,156	$ 8,487	$ 8,276	$ 5,870
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	498	315	431	27	19	15
Unit Value	$ 11.15	$ 13.17	$ 12.12	$ 10.13	$ 10.74	$ 10.10
Fidelity Income Advantage:
Units Outstanding	8	35	11	20	0	0
Unit Value	$ 11.08	$ 13.09	$ 12.04	$ 10.11	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	4,686	4,204	7,009	787	748	563
Highest Value	$ 11.36	$ 13.42	$ 12.35	$ 10.18	$ 10.80	$ 10.16
Lowest Value	$ 10.77	$ 12.13	$ 11.32	$ 10.17	$ 10.78	$ 10.15
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2012

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 56	$ 65	$ 837	$ 2,292	$ 1,428	$ 512
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	290	0	91	0	315	0
Administrative and other charges	19	0	6	0	21	0
Total expenses	309	0	97	0	336	0
Fidelity Income Advantage:
Mortality and expense risk charges	17	0	19	0	37	0
Administrative and other charges	5	0	6	0	12	0
Total expenses	22	0	25	0	49	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	97	0	47	0	26
Administrative and other charges	0	28	0	17	0	8
Total expenses	0	125	0	64	0	34
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	3	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	3	0	0	0	0
Total expenses	331	129	122	64	385	34
Net investment income (loss)	(275)	(64)	715	2,228	1,043	478
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	122	488	(584)	181
Realized gain distributions	0	0	0	0	2,935	1,012
Net realized gain (loss) on investments	0	0	122	488	2,351	1,193
Unrealized appreciation (depreciation)	0	0	971	1,425	3,645	666
Net increase (decrease) in net assets from operations	$ (275)	$ (64)	$ 1,808	$ 4,141	$ 7,039	$ 2,337
(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 225	$ 49	$ 140	$ 57	$ 175	$ 805	$ 1,268
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	266	0	52	21	0	224	0
Administrative and other charges	18	0	3	1	0	15	0
Total expenses	284	0	55	22	0	239	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	2	3	0	43	0
Administrative and other charges	7	0	1	1	0	15	0
Total expenses	29	0	3	4	0	58	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	17	0	0	16	0	85
Administrative and other charges	0	4	0	0	4	0	26
Total expenses	0	21	0	0	20	0	111
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	313	21	58	26	20	297	111
Net investment income (loss)	(88)	28	82	31	155	508	1,157
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(790)	215	(294)	(327)	(115)	52	423
Realized gain distributions	0	0	24	10	31	929	1,417
Net realized gain (loss) on investments	(790)	215	(270)	(317)	(84)	981	1,840
Unrealized appreciation (depreciation)	5,721	888	1,478	844	1,550	250	(285)
Net increase (decrease) in net assets from operations	$ 4,843	$ 1,131	$ 1,290	$ 558	$ 1,621	$ 1,739	$ 2,712
(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 515	$ 185	$ 1,505	$ 109	$ 48	$ 1,266	$ 803
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	240	0	268	52	0	671	0
Administrative and other charges	16	0	18	3	0	45	0
Total expenses	256	0	286	55	0	716	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	29	6	0	53	0
Administrative and other charges	6	0	10	2	0	18	0
Total expenses	25	0	39	8	0	71	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	23	47	0	6	0	103
Administrative and other charges	0	6	14	0	2	0	30
Total expenses	0	29	61	0	8	0	133
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	281	29	386	63	8	787	133
Net investment income (loss)	234	156	1,119	46	40	479	670
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(179)	166	369	(56)	23	191	566
Realized gain distributions	247	94	852	28	13	0	0
Net realized gain (loss) on investments	68	260	1,221	(28)	36	191	566
Unrealized appreciation (depreciation)	3,441	1,051	7,098	1,023	463	13,064	7,154
Net increase (decrease) in net assets from operations	$ 3,743	$ 1,467	$ 9,438	$ 1,041	$ 539	$ 13,734	$ 8,390
(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 210	$ 1,481	$ 8	$ 15	$ 304	$ 120
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	79	0	7	0	85	0
Administrative and other charges	5	0	0	0	6	0
Total expenses	84	0	7	0	91	0
Fidelity Income Advantage:
Mortality and expense risk charges	15	0	1	0	16	0
Administrative and other charges	5	0	0	0	5	0
Total expenses	20	0	1	0	21	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	43	0	4	0	8
Administrative and other charges	0	12	0	1	0	3
Total expenses	0	55	0	5	0	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	608	0	0	0	0
Administrative and other charges	0	167	0	0	0	0
Total expenses	0	775	0	0	0	0
Total expenses	104	830	8	5	112	11
Net investment income (loss)	106	651	0	10	192	109
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	49	1,779	6	69	(82)	277
Realized gain distributions	607	4,345	0	0	7	3
Net realized gain (loss) on investments	656	6,124	6	69	(75)	280
Unrealized appreciation (depreciation)	873	4,580	163	311	2,001	437
Net increase (decrease) in net assets from operations	$ 1,635	$ 11,355	$ 169	$ 390	$ 2,118	$ 826
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 30	$ 20	$ 191	$ 143	$ 26	$ 30
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	48	0	215	0	28	0
Administrative and other charges	3	0	14	0	2	0
Total expenses	51	0	229	0	30	0
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	26	0	3	0
Administrative and other charges	2	0	9	0	1	0
Total expenses	9	0	35	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	44	0	8
Administrative and other charges	0	3	0	13	0	2
Total expenses	0	13	0	57	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	60	13	264	57	34	10
Net investment income (loss)	(30)	7	(73)	86	(8)	20
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	26	426	(64)	317	(141)	29
Realized gain distributions	0	0	2,396	2,092	0	0
Net realized gain (loss) on investments	26	426	2,332	2,409	(141)	29
Unrealized appreciation (depreciation)	1,105	340	1,842	991	1,089	1,033
Net increase (decrease) in net assets from operations	$ 1,101	$ 773	$ 4,101	$ 3,486	$ 940	$ 1,082
(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 64	$ 93	$ 0	$ 0	$ 81	$ 70
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	48	0	62	0
Administrative and other charges	1	0	3	0	4	0
Total expenses	19	0	51	0	66	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	5	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	1	0	5	0	7	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	12	0	12
Administrative and other charges	0	2	0	4	0	4
Total expenses	0	8	0	16	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	20	8	56	16	73	16
Net investment income (loss)	44	85	(56)	(16)	8	54
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	121	4	(47)	(525)	(376)
Realized gain distributions	2	2	675	795	0	0
Net realized gain (loss) on investments	13	123	679	748	(525)	(376)
Unrealized appreciation (depreciation)	63	(38)	287	378	869	606
Net increase (decrease) in net assets from operations	$ 120	$ 170	$ 910	$ 1,110	$ 352	$ 284
(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 35	$ 31	$ 17	$ 33	$ 41	$ 85
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	47	0	9	0	28	0
Administrative and other charges	3	0	1	0	2	0
Total expenses	50	0	10	0	30	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	1	0	2	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	4	0	1	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	13	0	4	0	8
Administrative and other charges	0	4	0	1	0	3
Total expenses	0	17	0	5	0	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	54	17	11	5	32	11
Net investment income (loss)	(19)	14	6	28	9	74
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	264	398	23	59	(172)	126
Realized gain distributions	455	537	0	0	0	0
Net realized gain (loss) on investments	719	935	23	59	(172)	126
Unrealized appreciation (depreciation)	311	462	239	445	524	948
Net increase (decrease) in net assets from operations	$ 1,011	$ 1,411	$ 268	$ 532	$ 361	$ 1,148
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 3	$ 7	$ 72	$ 130	$ 473	$ 2,875
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5	0	43	0	83	0
Administrative and other charges	0	0	3	0	6	0
Total expenses	5	0	46	0	89	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	15	0
Administrative and other charges	0	0	1	0	5	0
Total expenses	1	0	5	0	20	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	12	0	116
Administrative and other charges	0	1	0	4	0	37
Total expenses	0	4	0	16	0	153
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	6	4	51	16	109	153
Net investment income (loss)	(3)	3	21	114	364	2,722
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	19	107	451	315	123	616
Realized gain distributions	31	91	92	177	149	887
Net realized gain (loss) on investments	50	198	543	492	272	1,503
Unrealized appreciation (depreciation)	70	135	518	614	557	2,994
Net increase (decrease) in net assets from operations	$ 117	$ 336	$ 1,082	$ 1,220	$ 1,193	$ 7,219
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 7	$ 30	$ 14	$ 25
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	5	0	2	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	3	0	5	0	2	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	1	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	1	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	5	0	1
Administrative and other charges	0	0	0	1	0	1
Total expenses	0	2	0	6	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	2	6	6	3	2
Net investment income (loss)	(4)	(2)	1	24	11	23
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	(54)	(88)	(12)	(51)	(179)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	(54)	(88)	(12)	(51)	(179)
Unrealized appreciation (depreciation)	36	119	241	642	96	290
Net increase (decrease) in net assets from operations	$ 32	$ 63	$ 154	$ 654	$ 56	$ 134
(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 22	$ 65	$ 7	$ 23	$ 20	$ 50
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	9	0	5	0	8	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	10	0	5	0	9	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	1	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	4	0	6
Administrative and other charges	0	2	0	2	0	1
Total expenses	0	8	0	6	0	7
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	11	8	6	6	9	7
Net investment income (loss)	11	57	1	17	11	43
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(33)	51	15	108	2	11
Realized gain distributions	0	0	0	0	15	45
Net realized gain (loss) on investments	(33)	51	15	108	17	56
Unrealized appreciation (depreciation)	261	609	54	191	27	77
Net increase (decrease) in net assets from operations	$ 239	$ 717	$ 70	$ 316	$ 55	$ 176
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 4	$ 27	$ 26	$ 104	$ 63	$ 139
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2	0	10	0	25	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	2	0	11	0	27	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	11	0	13
Administrative and other charges	0	1	0	3	0	3
Total expenses	0	3	0	14	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	2	3	11	14	27	16
Net investment income (loss)	2	24	15	90	36	123
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2)	0	0	22	9	19
Realized gain distributions	2	23	19	77	58	108
Net realized gain (loss) on investments	0	23	19	99	67	127
Unrealized appreciation (depreciation)	22	89	110	400	260	511
Net increase (decrease) in net assets from operations	$ 24	$ 136	$ 144	$ 589	$ 363	$ 761
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 44	$ 246	$ 10	$ 103	$ 31	$ 106
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	17	0	4	0	11	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	18	0	4	0	12	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	21	0	9	0	10
Administrative and other charges	0	6	0	2	0	2
Total expenses	0	27	0	11	0	12
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	18	27	4	11	12	12
Net investment income (loss)	26	219	6	92	19	94
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	42	5	46	21	41
Realized gain distributions	26	160	6	46	13	43
Net realized gain (loss) on investments	37	202	11	92	34	84
Unrealized appreciation (depreciation)	190	963	56	419	146	459
Net increase (decrease) in net assets from operations	$ 253	$ 1,384	$ 73	$ 603	$ 199	$ 637
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%
Income:
Dividends	$ 41	$ 11	$ 22	$ 112	$ 931
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	10	0	51
Administrative and other charges	0	0	1	0	3
Total expenses	0	0	11	0	54
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	10
Administrative and other charges	0	0	0	0	3
Total expenses	0	0	1	0	13
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	9	88
Administrative and other charges	0	0	0	3	28
Total expenses	0	0	0	12	116
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	11	3	0	0	2
Administrative and other charges	2	0	0	0	0
Total expenses	13	3	0	0	2
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	13	3	12	12	185
Net investment income (loss)	28	8	10	100	746
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	(1)	6	143	637
Realized gain distributions	41	5	63	336	186
Net realized gain (loss) on investments	42	4	69	479	823
Unrealized appreciation (depreciation)	133	47	120	374	1,648
Net increase (decrease) in net assets from operations	$ 203	$ 59	$ 199	$ 953	$ 3,217
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 50%	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
Income:
Dividends	$ 996	$ 1,870	$ 927	$ 260	$ 32	$ 118
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	82	28	51	17	10	0
Administrative and other charges	5	2	3	1	1	0
Total expenses	87	30	54	18	11	0
Fidelity Income Advantage:
Mortality and expense risk charges	36	8	19	6	4	0
Administrative and other charges	12	2	6	2	1	0
Total expenses	48	10	25	8	5	0
Fidelity Personal Retirement:
Mortality and expense risk charges	108	53	86	34	0	9
Administrative and other charges	30	16	25	9	0	3
Total expenses	138	69	111	43	0	12
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	5	7	0	0	0	0
Administrative and other charges	1	2	0	0	0	0
Total expenses	6	9	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	871	0	0	0	0
Administrative and other charges	0	232	0	0	0	0
Total expenses	0	1,103	0	0	0	0
Total expenses	279	1,221	190	69	16	12
Net investment income (loss)	717	649	737	191	16	106
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	714	2,041	293	(244)	90	338
Realized gain distributions	211	427	176	68	14	52
Net realized gain (loss) on investments	925	2,468	469	(176)	104	390
Unrealized appreciation (depreciation)	5,211	9,791	5,978	2,844	109	203
Net increase (decrease) in net assets from operations	$ 6,853	$ 12,908	$ 7,184	$ 2,859	$ 229	$ 699
(In thousands)	Subaccounts Investing In:
	VIP - Materials	VIP - Materials Investor Class	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class
Income:
Dividends	$ 18	$ 38	$ 33	$ 10	$ 9	$ 24
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	20	0	6	0	7	0
Administrative and other charges	2	0	0	0	0	0
Total expenses	22	0	6	0	7	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	1	0	2
Administrative and other charges	0	2	0	1	0	1
Total expenses	0	9	0	2	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	23	9	6	2	7	3
Net investment income (loss)	(5)	29	27	8	2	21
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(441)	10	20	49	(48)	(165)
Realized gain distributions	186	228	0	0	1	3
Net realized gain (loss) on investments	(255)	238	20	49	(47)	(162)
Unrealized appreciation (depreciation)	271	467	4	83	141	445
Net increase (decrease) in net assets from operations	$ 11	$ 734	$ 51	$ 140	$ 96	$ 304
(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity (b)
Income:
Dividends	$ 0	$ 588	$ 68	$ 62
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	47	25	8	8
Administrative and other charges	3	2	0	1
Total expenses	50	27	8	9
Fidelity Income Advantage:
Mortality and expense risk charges	3	2	2	1
Administrative and other charges	1	1	0	0
Total expenses	4	3	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	9	25	4	3
Administrative and other charges	2	8	1	0
Total expenses	11	33	5	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	65	63	15	13
Net investment income (loss)	(65)	525	53	49
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,206)	272	(110)	30
Realized gain distributions	0	0	0	0
Net realized gain (loss) on investments	(1,206)	272	(110)	30
Unrealized appreciation (depreciation)	3,411	2,536	466	248
Net increase (decrease) in net assets from operations	$ 2,140	$ 3,333	$ 409	$ 327

(b) Fund name change. See note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2012

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets
Income:
Dividends	$ 0	$ 2	$ 295
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	22	12	28
Administrative and other charges	1	1	2
Total expenses	23	13	30
Fidelity Income Advantage:
Mortality and expense risk charges	2	1	2
Administrative and other charges	1	1	1
Total expenses	3	2	3
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	19
Administrative and other charges	0	0	6
Total expenses	0	0	25
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Total expenses	26	15	58
Net investment income (loss)	(26)	(13)	237
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(91)	(178)	(139)
Realized gain distributions	0	1	187
Net realized gain (loss) on investments	(91)	(177)	48
Unrealized appreciation (depreciation)	603	432	2,714
Net increase (decrease) in net assets from operations	$ 486	$ 242	$ 2,999
(In thousands)	Subaccounts Investing In:
	PVIT- Commodity Real Return (a)	PVIT- Low Duration	PVIT- Real Return	PVIT- Total Return	Blackrock- Global Allocation V.I. (a)	FTVIP- Global Bond Securities (a)	FTVIP- U.S. Government (a)
Income:
Dividends	$ 23	$ 1,064	$ 552	$ 1,864	$ 120	$ 92	$ 20
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1	40	34	35	1	1	0
Administrative and other charges	0	3	2	2	0	0	0
Total expenses	1	43	36	37	1	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	1	4	1	1	0	0
Administrative and other charges	0	0	1	0	0	0	0
Total expenses	0	1	5	1	1	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	1	75	72	103	4	4	3
Administrative and other charges	0	25	24	34	1	1	1
Total expenses	1	100	96	137	5	5	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2	144	137	175	7	6	4
Net investment income (loss)	21	920	415	1,689	113	86	16
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	20	244	1,094	238	28	18	5
Realized gain distributions	62	0	2,982	1,656	24	2	0
Net realized gain (loss) on investments	82	244	4,076	1,894	52	20	5
Unrealized appreciation (depreciation)	(111)	1,860	(357)	2,666	120	363	(8)
Net increase (decrease) in net assets from operations	$ (8)	$ 3,024	$ 4,134	$ 6,249	$ 285	$ 469	$ 13

(a) New Fund. See note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2012 and 2011

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (275)	$ (332)	$ (64)	$ (87)	$ 715	$ 840	$ 2,228	$ 1,431
Net realized gain (loss) on investments	0	0	0	0	122	75	488	53
Unrealized appreciation (depreciation)	0	0	0	0	971	(431)	1,425	(865)
Net increase (decrease) in net assets from operations	(275)	(332)	(64)	(87)	1,808	484	4,141	619
Contract Transactions:
Payments received from contract owners	385	545	110,878	101,463	201	91	5,525	2,086
Transfers between sub-accounts and the fixed account, net	(434)	6,588	(101,364)	(82,564)	(174)	(483)	12,817	2,886
Contract benefits	(748)	(915)	(974)	(1,806)	(303)	(546)	0	0
Contract terminations	(8,256)	(7,922)	(10,439)	(17,827)	(685)	(898)	(634)	(1,264)
Contract maintenance charges	(10)	(11)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	366	0	11	1	22	(3)	1	1
Net increase (decrease) in net assets from contract transactions	(8,697)	(1,715)	(1,888)	(733)	(941)	(1,841)	17,709	3,709
Total increase (decrease) in net assets	(8,972)	(2,047)	(1,952)	(820)	867	(1,357)	21,850	4,328
Net Assets:
Beginning of period	45,663	47,710	60,212	61,032	13,895	15,252	21,871	17,543
End of period	$ 36,691	$ 45,663	$ 58,260	$ 60,212	$ 14,762	$ 13,895	$ 43,721	$ 21,871
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 1,043	$ 778	$ 478	$ 275	$ (88)	$ (185)	$ 28	$ 5
Net realized gain (loss) on investments	2,351	(1,451)	1,193	(155)	(790)	(1,079)	215	152
Unrealized appreciation (depreciation)	3,645	802	666	(90)	5,721	1,170	888	(200)
Net increase (decrease) in net assets from operations	7,039	129	2,337	30	4,843	(94)	1,131	(43)
Contract Transactions:
Payments received from contract owners	207	125	800	394	88	106	164	163
Transfers between sub-accounts and the fixed account, net	(2,347)	(2,480)	1,843	1,404	(1,538)	(1,986)	372	1,321
Contract benefits	(1,063)	(878)	(21)	(9)	(528)	(574)	0	0
Contract terminations	(2,489)	(2,635)	(242)	(405)	(1,613)	(2,151)	(146)	(504)
Contract maintenance charges	(8)	(9)	0	0	(9)	(9)	0	0
Other transfers (to) from EFILI, net	19	(43)	0	1	9	(36)	0	1
Net increase (decrease) in net assets from contract transactions	(5,681)	(5,920)	2,380	1,385	(3,591)	(4,650)	390	981
Total increase (decrease) in net assets	1,358	(5,791)	4,717	1,415	1,252	(4,744)	1,521	938
Net Assets:
Beginning of period	45,260	51,051	12,388	10,973	35,842	40,586	7,802	6,864
End of period	$ 46,618	$ 45,260	$ 17,105	$ 12,388	$ 37,094	$ 35,842	$ 9,323	$ 7,802
(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 82	$ 42	$ 31	$ 20	$ 155	$ 114
Net realized gain (loss) on investments	(270)	(451)	(317)	(283)	(84)	(94)
Unrealized appreciation (depreciation)	1,478	(1,159)	844	(492)	1,550	(1,944)
Net increase (decrease) in net assets from operations	1,290	(1,568)	558	(755)	1,621	(1,924)
Contract Transactions:
Payments received from contract owners	0	0	30	20	218	236
Transfers between sub-accounts and the fixed account, net	(375)	(651)	(694)	(257)	(718)	926
Contract benefits	(64)	(128)	(43)	(55)	(12)	0
Contract terminations	(249)	(234)	(57)	(375)	(85)	(216)
Contract maintenance charges	(2)	(2)	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(1)	(10)	(2)	(1)	1	1
Net increase (decrease) in net assets from contract transactions	(691)	(1,025)	(767)	(669)	(596)	947
Total increase (decrease) in net assets	599	(2,593)	(209)	(1,424)	1,025	(977)
Net Assets:
Beginning of period	6,818	9,411	3,238	4,662	8,704	9,681
End of period	$ 7,417	$ 6,818	$ 3,029	$ 3,238	$ 9,729	$ 8,704
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 508	$ 885	$ 1,157	$ 1,377	$ 234	$ 396	$ 156	$ 217
Net realized gain (loss) on investments	981	939	1,840	1,304	68	(139)	260	132
Unrealized appreciation (depreciation)	250	419	(285)	(46)	3,441	(1,379)	1,051	(763)
Net increase (decrease) in net assets from operations	1,739	2,243	2,712	2,635	3,743	(1,122)	1,467	(414)
Contract Transactions:
Payments received from contract owners	197	142	3,964	2,415	65	140	23	571
Transfers between sub-accounts and the fixed account, net	(1,050)	(1,633)	3,678	2,575	(1,087)	(1,050)	(946)	1,704
Contract benefits	(786)	(789)	(8)	0	(817)	(663)	0	0
Contract terminations	(2,313)	(1,147)	(1,276)	(1,535)	(1,902)	(2,292)	(538)	(879)
Contract maintenance charges	(5)	(5)	0	0	(6)	(7)	0	0
Other transfers (to) from EFILI, net	(27)	(43)	2	(1)	49	7	0	0
Net increase (decrease) in net assets from contract transactions	(3,984)	(3,475)	6,360	3,454	(3,698)	(3,865)	(1,461)	1,396
Total increase (decrease) in net assets	(2,245)	(1,232)	9,072	6,089	45	(4,987)	6	982
Net Assets:
Beginning of period	36,717	37,949	46,042	39,953	33,530	38,517	12,517	11,535
End of period	$ 34,472	$ 36,717	$ 55,114	$ 46,042	$ 33,575	$ 33,530	$ 12,523	$ 12,517
(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 1,119	$ 845	$ 46	$ 63	$ 40	$ 56
Net realized gain (loss) on investments	1,221	1,162	(28)	(69)	36	20
Unrealized appreciation (depreciation)	7,098	(1,178)	1,023	(552)	463	(394)
Net increase (decrease) in net assets from operations	9,438	829	1,041	(558)	539	(318)
Contract Transactions:
Payments received from contract owners	953	1,229	121	36	21	54
Transfers between sub-accounts and the fixed account, net	4,624	(235)	(328)	(387)	8	628
Contract benefits	(590)	(795)	(238)	(145)	0	0
Contract terminations	(2,422)	(2,729)	(298)	(262)	(769)	(378)
Contract maintenance charges	(8)	(9)	(2)	(2)	0	0
Other transfers (to) from EFILI, net	31	(83)	15	(12)	1	0
Net increase (decrease) in net assets from contract transactions	2,588	(2,622)	(730)	(772)	(739)	304
Total increase (decrease) in net assets	12,026	(1,793)	311	(1,330)	(200)	(14)
Net Assets:
Beginning of period	60,667	62,460	7,465	8,795	3,873	3,887
End of period	$ 72,693	$ 60,667	$ 7,776	$ 7,465	$ 3,673	$ 3,873
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 479	$ 162	$ 670	$ 386	$ 106	$ 97	$ 651	$ 555
Net realized gain (loss) on investments	191	(692)	566	484	656	36	6,124	1,218
Unrealized appreciation (depreciation)	13,064	(2,703)	7,154	(2,255)	873	(775)	4,580	(5,980)
Net increase (decrease) in net assets from operations	13,734	(3,233)	8,390	(1,385)	1,635	(642)	11,355	(4,207)
Contract Transactions:
Payments received from contract owners	356	341	1,817	1,542	179	80	1,777	1,049
Transfers between sub-accounts and the fixed account, net	(4,764)	(5,024)	4,172	3,707	(74)	173	4,003	505
Contract benefits	(1,623)	(1,320)	(14)	0	(369)	(371)	(129)	(35)
Contract terminations	(4,653)	(4,134)	(1,339)	(2,513)	(1,019)	(790)	(6,618)	(3,863)
Contract maintenance charges	(22)	(24)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	14	(2)	0	2	29	31	(4)	0
Net increase (decrease) in net assets from contract transactions	(10,692)	(10,163)	4,636	2,738	(1,256)	(879)	(971)	(2,344)
Total increase (decrease) in net assets	3,042	(13,396)	13,026	1,353	379	(1,521)	10,384	(6,551)
Net Assets:
Beginning of period	91,715	105,111	50,778	49,425	11,989	13,510	82,334	88,885
End of period	$ 94,757	$ 91,715	$ 63,804	$ 50,778	$ 12,368	$ 11,989	$ 92,718	$ 82,334
(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 0	$ (5)	$ 10	$ (1)	$ 192	$ 118	$ 109	$ 69
Net realized gain (loss) on investments	6	(35)	69	7	(75)	(365)	280	94
Unrealized appreciation (depreciation)	163	15	311	(77)	2,001	344	437	(22)
Net increase (decrease) in net assets from operations	169	(25)	390	(71)	2,118	97	826	141
Contract Transactions:
Payments received from contract owners	0	0	51	8	107	66	311	123
Transfers between sub-accounts and the fixed account, net	526	(194)	845	95	24	(598)	216	1,259
Contract benefits	(6)	(3)	0	0	(295)	(333)	0	(79)
Contract terminations	(34)	(59)	(106)	(84)	(582)	(551)	(37)	(200)
Contract maintenance charges	0	0	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	1	0	0	1	(3)	13	(1)	0
Net increase (decrease) in net assets from contract transactions	487	(256)	790	20	(752)	(1,406)	489	1,103
Total increase (decrease) in net assets	656	(281)	1,180	(51)	1,366	(1,309)	1,315	1,244
Net Assets:
Beginning of period	671	952	1,595	1,646	12,443	13,752	4,410	3,166
End of period	$ 1,327	$ 671	$ 2,775	$ 1,595	$ 13,809	$ 12,443	$ 5,725	$ 4,410
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (30)	$ (42)	$ 7	$ (3)	$ (73)	$ (222)	$ 86	$ (15)
Net realized gain (loss) on investments	26	(52)	426	182	2,332	218	2,409	404
Unrealized appreciation (depreciation)	1,105	179	340	(208)	1,842	(4,194)	991	(3,457)
Net increase (decrease) in net assets from operations	1,101	85	773	(29)	4,101	(4,198)	3,486	(3,068)
Contract Transactions:
Payments received from contract owners	41	16	116	145	91	109	473	893
Transfers between sub-accounts and the fixed account, net	484	314	1,485	1,513	(3,620)	(4,994)	(623)	698
Contract benefits	(109)	(126)	0	(7)	(536)	(513)	(9)	0
Contract terminations	(241)	(356)	(46)	(218)	(865)	(1,864)	(651)	(2,220)
Contract maintenance charges	(1)	(1)	0	0	(7)	(8)	0	0
Other transfers (to) from EFILI, net	0	10	0	(2)	16	18	0	2
Net increase (decrease) in net assets from contract transactions	174	(143)	1,555	1,431	(4,921)	(7,252)	(810)	(627)
Total increase (decrease) in net assets	1,275	(58)	2,328	1,402	(820)	(11,450)	2,676	(3,695)
Net Assets:
Beginning of period	6,084	6,142	3,863	2,461	31,317	42,767	23,817	27,512
End of period	$ 7,359	$ 6,084	$ 6,191	$ 3,863	$ 30,497	$ 31,317	$ 26,493	$ 23,817
(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (8)	$ 5	$ 20	$ 32	$ 44	$ 22	$ 85	$ 62
Net realized gain (loss) on investments	(141)	(446)	29	(163)	13	(66)	123	(117)
Unrealized appreciation (depreciation)	1,089	(44)	1,033	(261)	63	265	(38)	366
Net increase (decrease) in net assets from operations	940	(485)	1,082	(392)	120	221	170	311
Contract Transactions:
Payments received from contract owners	21	10	143	44	34	16	138	61
Transfers between sub-accounts and the fixed account, net	28	(387)	956	(227)	214	(38)	(681)	1,959
Contract benefits	(43)	(58)	(9)	0	(26)	(11)	(27)	0
Contract terminations	(295)	(334)	(138)	(121)	(97)	(43)	(283)	(103)
Contract maintenance charges	(1)	(1)	0	0	(25)	0	(3)	0
Other transfers (to) from EFILI, net	1	1	(1)	1	0	2	0	0
Net increase (decrease) in net assets from contract transactions	(289)	(769)	951	(303)	100	(74)	(856)	1,917
Total increase (decrease) in net assets	651	(1,254)	2,033	(695)	220	147	(686)	2,228
Net Assets:
Beginning of period	3,852	5,106	3,932	4,627	2,119	1,972	4,136	1,908
End of period	$ 4,503	$ 3,852	$ 5,965	$ 3,932	$ 2,339	$ 2,119	$ 3,450	$ 4,136
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (56)	$ (67)	$ (16)	$ (18)	$ 8	$ 22	$ 54	$ 69
Net realized gain (loss) on investments	679	714	748	709	(525)	(18)	(376)	193
Unrealized appreciation (depreciation)	287	(1,494)	378	(1,579)	869	(714)	606	(805)
Net increase (decrease) in net assets from operations	910	(847)	1,110	(888)	352	(710)	284	(543)
Contract Transactions:
Payments received from contract owners	28	84	312	545	17	71	87	295
Transfers between sub-accounts and the fixed account, net	89	(1,363)	(840)	342	(1,878)	(508)	(1,062)	71
Contract benefits	(123)	(360)	0	0	(140)	(204)	(32)	0
Contract terminations	(83)	(397)	(124)	(426)	(515)	(379)	(163)	(260)
Contract maintenance charges	(3)	(4)	(2)	(3)	(3)	(8)	(1)	(3)
Other transfers (to) from EFILI, net	5	(26)	1	0	0	(3)	0	1
Net increase (decrease) in net assets from contract transactions	(87)	(2,066)	(653)	458	(2,519)	(1,031)	(1,171)	104
Total increase (decrease) in net assets	823	(2,913)	457	(430)	(2,167)	(1,741)	(887)	(439)
Net Assets:
Beginning of period	5,742	8,655	6,777	7,207	9,773	11,514	7,976	8,415
End of period	$ 6,565	$ 5,742	$ 7,234	$ 6,777	$ 7,606	$ 9,773	$ 7,089	$ 7,976
(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (19)	$ (38)	$ 14	$ (11)	$ 6	$ (5)	$ 28	$ 2
Net realized gain (loss) on investments	719	39	935	76	23	(154)	59	(94)
Unrealized appreciation (depreciation)	311	192	462	97	239	(104)	445	(379)
Net increase (decrease) in net assets from operations	1,011	193	1,411	162	268	(263)	532	(471)
Contract Transactions:
Payments received from contract owners	51	26	314	289	15	47	193	51
Transfers between sub-accounts and the fixed account, net	2,556	1,818	1,460	3,466	333	(117)	726	11
Contract benefits	(106)	(42)	0	0	(9)	(11)	0	0
Contract terminations	(236)	(264)	(184)	(254)	(33)	(11)	(61)	(252)
Contract maintenance charges	(1)	(2)	(4)	(2)	(1)	0	0	(1)
Other transfers (to) from EFILI, net	(1)	(9)	0	(1)	1	0	(1)	1
Net increase (decrease) in net assets from contract transactions	2,263	1,527	1,586	3,498	306	(92)	857	(190)
Total increase (decrease) in net assets	3,274	1,720	2,997	3,660	574	(355)	1,389	(661)
Net Assets:
Beginning of period	5,426	3,706	6,786	3,126	898	1,253	1,610	2,271
End of period	$ 8,700	$ 5,426	$ 9,783	$ 6,786	$ 1,472	$ 898	$ 2,999	$ 1,610
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 9	$ (3)	$ 74	$ 56	$ (3)	$ (6)	$ 3	$ 4
Net realized gain (loss) on investments	(172)	(294)	126	104	50	160	198	59
Unrealized appreciation (depreciation)	524	(458)	948	(585)	70	(82)	135	(95)
Net increase (decrease) in net assets from operations	361	(755)	1,148	(425)	117	72	336	(32)
Contract Transactions:
Payments received from contract owners	13	10	61	215	21	0	193	29
Transfers between sub-accounts and the fixed account, net	(191)	787	(1,300)	3,028	279	(3,591)	815	(493)
Contract benefits	(81)	(113)	0	0	(12)	(40)	0	0
Contract terminations	(199)	(91)	(40)	(750)	(59)	(57)	(28)	(8)
Contract maintenance charges	(1)	(2)	0	(2)	0	0	0	(1)
Other transfers (to) from EFILI, net	4	3	1	1	6	3	1	0
Net increase (decrease) in net assets from contract transactions	(455)	594	(1,278)	2,492	235	(3,685)	981	(473)
Total increase (decrease) in net assets	(94)	(161)	(130)	2,067	352	(3,613)	1,317	(505)
Net Assets:
Beginning of period	3,174	3,335	6,585	4,518	547	4,160	1,288	1,793
End of period	$ 3,080	$ 3,174	$ 6,455	$ 6,585	$ 899	$ 547	$ 2,605	$ 1,288
(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 21	$ 12	$ 114	$ 55	$ 364	$ 588	$ 2,722	$ 2,430
Net realized gain (loss) on investments	543	31	492	191	272	547	1,503	1,775
Unrealized appreciation (depreciation)	518	187	614	150	557	(602)	2,994	(1,971)
Net increase (decrease) in net assets from operations	1,082	230	1,220	396	1,193	533	7,219	2,234
Contract Transactions:
Payments received from contract owners	73	16	697	252	206	340	7,660	5,495
Transfers between sub-accounts and the fixed account, net	518	31	1,733	395	(4,041)	5,369	7,406	8,770
Contract benefits	(195)	(32)	0	0	(218)	(265)	(51)	(14)
Contract terminations	(258)	(322)	(109)	(123)	(712)	(824)	(1,743)	(2,614)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	9	7	(2)	0	(8)	20	1	(1)
Net increase (decrease) in net assets from contract transactions	146	(301)	2,319	524	(4,776)	4,637	13,273	11,636
Total increase (decrease) in net assets	1,228	(71)	3,539	920	(3,583)	5,170	20,492	13,870
Net Assets:
Beginning of period	3,829	3,900	6,308	5,388	17,037	11,867	62,633	48,763
End of period	$ 5,057	$ 3,829	$ 9,847	$ 6,308	$ 13,454	$ 17,037	$ 83,125	$ 62,633
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (4)	$ (4)	$ (2)	$ (2)	$ 1	$ (1)	$ 24	$ 19
Net realized gain (loss) on investments	0	(6)	(54)	(1)	(88)	(105)	(12)	(145)
Unrealized appreciation (depreciation)	36	(19)	119	(86)	241	(16)	642	(263)
Net increase (decrease) in net assets from operations	32	(29)	63	(89)	154	(122)	654	(389)
Contract Transactions:
Payments received from contract owners	0	0	1	3	0	0	55	17
Transfers between sub-accounts and the fixed account, net	7	(258)	(153)	(156)	(62)	(235)	113	(113)
Contract benefits	(5)	(9)	0	0	(11)	(24)	0	0
Contract terminations	(1)	(35)	(14)	(30)	(87)	(19)	(51)	(84)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	(1)	2	(2)	0	1	(1)	1
Net increase (decrease) in net assets from contract transactions	1	(303)	(164)	(185)	(160)	(277)	116	(179)
Total increase (decrease) in net assets	33	(332)	(101)	(274)	(6)	(399)	770	(568)
Net Assets:
Beginning of period	333	665	680	954	728	1,127	2,530	3,098
End of period	$ 366	$ 333	$ 579	$ 680	$ 722	$ 728	$ 3,300	$ 2,530
(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 11	$ 2	$ 23	$ 15	$ 11	$ 3	$ 57	$ 29
Net realized gain (loss) on investments	(51)	(58)	(179)	(35)	(33)	(98)	51	55
Unrealized appreciation (depreciation)	96	23	290	(71)	261	48	609	(164)
Net increase (decrease) in net assets from operations	56	(33)	134	(91)	239	(47)	717	(80)
Contract Transactions:
Payments received from contract owners	0	0	1	28	0	0	47	113
Transfers between sub-accounts and the fixed account, net	174	(90)	(125)	(154)	(43)	(141)	(240)	67
Contract benefits	(15)	(28)	0	0	(41)	(6)	0	(8)
Contract terminations	0	(5)	(22)	(1)	(174)	(263)	(28)	(94)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(4)	0	0	0	2	0	0	0
Net increase (decrease) in net assets from contract transactions	155	(123)	(146)	(127)	(257)	(411)	(221)	78
Total increase (decrease) in net assets	211	(156)	(12)	(218)	(18)	(458)	496	(2)
Net Assets:
Beginning of period	385	541	1,065	1,283	1,308	1,766	3,587	3,589
End of period	$ 596	$ 385	$ 1,053	$ 1,065	$ 1,290	$ 1,308	$ 4,083	$ 3,587
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 1	$ (3)	$ 17	$ (3)	$ 11	$ 7	$ 43	$ 34
Net realized gain (loss) on investments	15	5	108	18	17	3	56	55
Unrealized appreciation (depreciation)	54	(7)	191	(65)	27	(5)	77	(57)
Net increase (decrease) in net assets from operations	70	(5)	316	(50)	55	5	176	32
Contract Transactions:
Payments received from contract owners	0	0	227	57	0	0	28	141
Transfers between sub-accounts and the fixed account, net	351	177	878	549	509	(222)	1,125	131
Contract benefits	(10)	(25)	0	0	0	0	0	(166)
Contract terminations	(12)	(6)	(70)	(5)	(11)	(28)	(70)	(109)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	0	(1)	2	0	0	0	(1)
Net increase (decrease) in net assets from contract transactions	328	146	1,034	603	498	(250)	1,083	(4)
Total increase (decrease) in net assets	398	141	1,350	553	553	(245)	1,259	28
Net Assets:
Beginning of period	434	293	1,494	941	776	1,021	2,237	2,209
End of period	$ 832	$ 434	$ 2,844	$ 1,494	$ 1,329	$ 776	$ 3,496	$ 2,237
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 2	$ 2	$ 24	$ 18	$ 15	$ 18	$ 90	$ 92
Net realized gain (loss) on investments	0	(9)	23	11	19	10	99	44
Unrealized appreciation (depreciation)	22	(2)	89	(39)	110	(43)	400	(181)
Net increase (decrease) in net assets from operations	24	(9)	136	(10)	144	(15)	589	(45)
Contract Transactions:
Payments received from contract owners	0	84	9	151	0	0	254	4
Transfers between sub-accounts and the fixed account, net	(15)	7	466	(428)	(45)	121	(56)	(352)
Contract benefits	0	0	0	0	(38)	0	0	0
Contract terminations	(54)	(132)	(8)	(5)	(80)	(58)	(106)	(3)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	1	(1)	1	1	1	(1)	0
Net increase (decrease) in net assets from contract transactions	(69)	(40)	466	(281)	(163)	63	91	(351)
Total increase (decrease) in net assets	(45)	(49)	602	(291)	(19)	48	680	(396)
Net Assets:
Beginning of period	278	327	1,159	1,450	1,399	1,351	4,940	5,336
End of period	$ 233	$ 278	$ 1,761	$ 1,159	$ 1,380	$ 1,399	$ 5,620	$ 4,940
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 36	$ 46	$ 123	$ 115	$ 26	$ 28	$ 219	$ 200
Net realized gain (loss) on investments	67	42	127	50	37	41	202	64
Unrealized appreciation (depreciation)	260	(134)	511	(178)	190	(95)	963	(403)
Net increase (decrease) in net assets from operations	363	(46)	761	(13)	253	(26)	1,384	(139)
Contract Transactions:
Payments received from contract owners	11	26	128	120	6	9	101	217
Transfers between sub-accounts and the fixed account, net	41	221	484	178	(70)	(77)	1,006	252
Contract benefits	(1)	0	0	0	0	0	0	0
Contract terminations	(694)	(208)	(71)	(1,201)	(1)	(197)	(41)	(603)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	1	0	0	(1)	1	0	3
Net increase (decrease) in net assets from contract transactions	(644)	39	541	(903)	(67)	(265)	1,066	(131)
Total increase (decrease) in net assets	(281)	(7)	1,302	(916)	186	(291)	2,450	(270)
Net Assets:
Beginning of period	3,476	3,483	6,076	6,992	2,038	2,329	10,164	10,434
End of period	$ 3,195	$ 3,476	$ 7,378	$ 6,076	$ 2,224	$ 2,038	$ 12,614	$ 10,164
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 6	$ 6	$ 92	$ 75	$ 19	$ 18	$ 94	$ 73
Net realized gain (loss) on investments	11	4	92	36	34	87	84	67
Unrealized appreciation (depreciation)	56	(25)	419	(208)	146	(108)	459	(282)
Net increase (decrease) in net assets from operations	73	(15)	603	(97)	199	(3)	637	(142)
Contract Transactions:
Payments received from contract owners	12	12	52	155	17	20	271	245
Transfers between sub-accounts and the fixed account, net	(5)	(28)	804	919	(69)	(111)	543	353
Contract benefits	0	0	0	0	(15)	(5)	0	0
Contract terminations	0	0	(17)	(11)	0	(87)	(113)	(38)
Contract maintenance charges	0	0	0	0	0	(1)	0	0
Other transfers (to) from EFILI, net	(1)	0	0	1	(2)	0	0	0
Net increase (decrease) in net assets from contract transactions	6	(16)	839	1,064	(69)	(184)	701	560
Total increase (decrease) in net assets	79	(31)	1,442	967	130	(187)	1,338	418
Net Assets:
Beginning of period	490	521	3,774	2,807	1,360	1,547	3,866	3,448
End of period	$ 569	$ 490	$ 5,216	$ 3,774	$ 1,490	$ 1,360	$ 5,204	$ 3,866
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 28	$ 32	$ 8	$ 9	$ 10	$ (5)	$ 100	$ 11
Net realized gain (loss) on investments	42	22	4	0	69	38	479	188
Unrealized appreciation (depreciation)	133	(55)	47	(10)	120	(124)	374	(343)
Net increase (decrease) in net assets from operations	203	(1)	59	(1)	199	(91)	953	(144)
Contract Transactions:
Payments received from contract owners	0	0	0	0	40	4	141	381
Transfers between sub-accounts and the fixed account, net	0	0	0	0	(440)	389	71	959
Contract benefits	(142)	(142)	(43)	(42)	(13)	(8)	0	(55)
Contract terminations	0	0	0	0	(25)	(63)	(173)	(187)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	12	(31)	2	1	2	1	0	0
Net increase (decrease) in net assets from contract transactions	(130)	(173)	(41)	(41)	(436)	323	40	1,098
Total increase (decrease) in net assets	73	(174)	18	(42)	(237)	232	993	954
Net Assets:
Beginning of period	2,133	2,307	542	584	1,385	1,153	5,050	4,096
End of period	$ 2,206	$ 2,133	$ 560	$ 542	$ 1,148	$ 1,385	$ 6,043	$ 5,050
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%		VIP - FundsManager 50%		VIP - FundsManager 60%		VIP - FundsManager 70%
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 746	$ 814	$ 717	$ 966	$ 649	$ 541	$ 737	$ 728
Net realized gain (loss) on investments	823	464	925	832	2,468	2,913	469	530
Unrealized appreciation (depreciation)	1,648	(259)	5,211	(2,389)	9,791	(7,421)	5,978	(3,432)
Net increase (decrease) in net assets from operations	3,217	1,019	6,853	(591)	12,908	(3,967)	7,184	(2,174)
Contract Transactions:
Payments received from contract owners	2,387	1,535	2,145	3,199	1,497	2,703	1,340	1,850
Transfers between sub-accounts and the fixed account, net	6,761	13,159	9,930	5,267	1,543	8,791	(903)	3,596
Contract benefits	(292)	(147)	(1,054)	(1,150)	(178)	(94)	(284)	(298)
Contract terminations	(4,965)	(4,127)	(6,739)	(5,646)	(5,710)	(5,111)	(1,801)	(2,525)
Contract maintenance charges	(4)	(2)	(2)	(3)	(3)	(3)	(1)	(2)
Other transfers (to) from EFILI, net	(22)	7	41	51	8	16	43	3
Net increase (decrease) in net assets from contract transactions	3,865	10,425	4,321	1,718	(2,843)	6,302	(1,606)	2,624
Total increase (decrease) in net assets	7,082	11,444	11,174	1,127	10,065	2,335	5,578	450
Net Assets:
Beginning of period	60,651	49,207	70,062	68,935	123,193	120,858	56,375	55,925
End of period	$ 67,733	$ 60,651	$ 81,236	$ 70,062	$ 133,258	$ 123,193	$ 61,953	$ 56,375
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 85%		VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 191	$ 195	$ 16	$ 8	$ 106	$ 37	$ (5)	$ 12
Net realized gain (loss) on investments	(176)	192	104	23	390	49	(255)	38
Unrealized appreciation (depreciation)	2,844	(1,681)	109	13	203	106	271	(576)
Net increase (decrease) in net assets from operations	2,859	(1,294)	229	44	699	192	11	(526)
Contract Transactions:
Payments received from contract owners	938	696	7	1	488	121	2	20
Transfers between sub-accounts and the fixed account, net	(4,131)	(1,797)	602	961	2,494	2,359	163	201
Contract benefits	(104)	(153)	(52)	(13)	0	0	(47)	(34)
Contract terminations	(1,331)	(1,643)	(62)	(5)	(43)	(64)	(92)	(117)
Contract maintenance charges	(1)	(1)	(1)	(2)	(3)	(4)	(1)	(2)
Other transfers (to) from EFILI, net	10	12	18	6	0	(1)	5	2
Net increase (decrease) in net assets from contract transactions	(4,619)	(2,886)	512	948	2,936	2,411	30	70
Total increase (decrease) in net assets	(1,760)	(4,180)	741	992	3,635	2,603	41	(456)
Net Assets:
Beginning of period	21,929	26,109	1,352	360	4,469	1,866	2,084	2,540
End of period	$ 20,169	$ 21,929	$ 2,093	$ 1,352	$ 8,104	$ 4,469	$ 2,125	$ 2,084
(In thousands)	Subaccounts Investing In:
	VIP - Materials Investor Class		VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 29	$ 55	$ 27	$ 1	$ 8	$ 10	$ 2	$ (1)
Net realized gain (loss) on investments	238	258	20	95	49	23	(47)	(17)
Unrealized appreciation (depreciation)	467	(847)	4	(113)	83	(97)	141	(274)
Net increase (decrease) in net assets from operations	734	(534)	51	(17)	140	(64)	96	(292)
Contract Transactions:
Payments received from contract owners	45	302	2	0	50	89	2	2
Transfers between sub-accounts and the fixed account, net	(234)	(93)	2,139	(278)	(139)	113	(23)	(496)
Contract benefits	0	0	(24)	(2)	0	0	(4)	(14)
Contract terminations	(30)	(315)	(1)	(27)	(40)	(16)	(32)	(19)
Contract maintenance charges	(1)	(1)	0	(1)	0	0	0	(1)
Other transfers (to) from EFILI, net	0	0	4	0	0	1	1	0
Net increase (decrease) in net assets from contract transactions	(220)	(107)	2,120	(308)	(129)	187	(56)	(528)
Total increase (decrease) in net assets	514	(641)	2,171	(325)	11	123	40	(820)
Net Assets:
Beginning of period	4,047	4,688	294	619	750	627	871	1,691
End of period	$ 4,561	$ 4,047	$ 2,465	$ 294	$ 761	$ 750	$ 911	$ 871
(In thousands)	Subaccounts Investing In:
	VIP - Emerging Markets Investor Class		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 21	$ 30	$ (65)	$ (20)	$ 525	$ 412
Net realized gain (loss) on investments	(162)	126	(1,206)	(1,517)	272	196
Unrealized appreciation (depreciation)	445	(1,018)	3,411	(1,556)	2,536	209
Net increase (decrease) in net assets from operations	304	(862)	2,140	(3,093)	3,333	817
Contract Transactions:
Payments received from contract owners	19	311	73	217	2,828	1,357
Transfers between sub-accounts and the fixed account, net	(1,060)	(208)	(2,102)	(2,580)	7,688	2,060
Contract benefits	0	0	(93)	(131)	(23)	(39)
Contract terminations	(27)	(257)	(585)	(661)	(278)	(1,284)
Contract maintenance charges	0	(1)	(1)	(2)	0	0
Other transfers (to) from EFILI, net	(4)	(2)	(7)	5	0	0
Net increase (decrease) in net assets from contract transactions	(1,072)	(157)	(2,715)	(3,152)	10,215	2,094
Total increase (decrease) in net assets	(768)	(1,019)	(575)	(6,245)	13,548	2,911
Net Assets:
Beginning of period	3,103	4,122	12,293	18,538	15,451	12,540
End of period	$ 2,335	$ 3,103	$ 11,718	$ 12,293	$ 28,999	$ 15,451
(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation		Invesco - Van Kampen Global Core Equity (b)		WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 53	$ 31	$ 49	$ 100	$ (26)	$ (27)	$ (13)	$ (15)
Net realized gain (loss) on investments	(110)	(312)	30	17	(91)	(289)	(177)	(152)
Unrealized appreciation (depreciation)	466	147	248	(533)	603	360	432	35
Net increase (decrease) in net assets from operations	409	(134)	327	(416)	486	44	242	(132)
Contract Transactions:
Payments received from contract owners	135	55	8	9	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(94)	(383)	182	(521)	(95)	(619)	(110)	(11)
Contract benefits	(25)	(37)	(14)	(71)	(50)	(35)	(45)	(142)
Contract terminations	(76)	(132)	(36)	(142)	(144)	(169)	(223)	(136)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	(1)
Other transfers (to) from EFILI, net	0	(1)	1	2	(2)	(5)	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(60)	(498)	141	(723)	(292)	(829)	(379)	(291)
Total increase (decrease) in net asset	349	(632)	468	(1,139)	194	(785)	(137)	(423)
Net Assets:
Beginning of period	3,197	3,829	2,570	3,709	2,981	3,766	1,835	2,258
End of period	$ 3,546	$ 3,197	$ 3,038	$ 2,570	$ 3,175	$ 2,981	$ 1,698	$ 1,835
(In thousands)	Subaccounts Investing In:
	CST - U.S. Equity Flex I	CST - International Equity Flex III	Lazard - Retirement Emerging Markets
	12/31/11	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (2)	$ 45	$ 237	$ 343
Net realized gain (loss) on investments	(1,778)	(159)	48	(437)
Unrealized appreciation (depreciation)	1,708	(207)	2,714	(3,947)
Net increase (decrease) in net assets from operations	(72)	(321)	2,999	(4,041)
Contract Transactions:
Payments received from contract owners	0	81	751	611
Transfers between sub-accounts and the fixed account, net	(1,020)	(1,437)	(876)	(2,177)
Contract benefits	(6)	(18)	(40)	(176)
Contract terminations	(18)	(108)	(472)	(590)
Contract maintenance charges	0	0	(1)	(2)
Other transfers (to) from EFILI, net	0	0	0	1
Net increase (decrease) in net assets from contract transactions	(1,044)	(1,482)	(638)	(2,333)
Total increase (decrease) in net assets	(1,116)	(1,803)	2,361	(6,374)
Net Assets:
Beginning of period	1,116	1,803	14,369	20,743
End of period	$ 0	$ 0	$ 16,730	$ 14,369

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2012 and 2011

(In thousands)	Subaccounts Investing In:
	PVIT - Commodity Real Return (a)	PVIT - Low Duration		PVIT - Real Return		PVIT - Total Return
	12/31/12	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 21	$ 920	$ 711	$ 415	$ 597	$ 1,689	$ 1,248
Net realized gain (loss) on investments	82	244	182	4,076	1,892	1,894	950
Unrealized appreciation (depreciation)	(111)	1,860	(589)	(357)	1,046	2,666	(600)
Net increase (decrease) in net assets from operations	(8)	3,024	304	4,134	3,535	6,249	1,598
Contract Transactions:
Payments received from contract owners	393	3,150	3,743	4,852	3,302	7,347	5,455
Transfers between sub-accounts and the fixed account, net	1,389	2,670	7,029	7,850	12,625	18,001	8,065
Contract benefits	0	(419)	(259)	(122)	(24)	(84)	(57)
Contract terminations	0	(3,142)	(4,016)	(1,277)	(4,129)	(1,595)	(2,291)
Contract maintenance charges	0	(1)	(1)	(2)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	2	(1)	2	8	2	3	4
Net increase (decrease) in net assets from contract transactions	1,784	2,257	6,498	11,309	11,775	23,671	11,175
Total increase (decrease) in net assets	1,776	5,281	6,802	15,443	15,310	29,920	12,773
Net Assets:
Beginning of period	0	52,559	45,757	43,532	28,222	59,236	46,463
End of period	$ 1,776	$ 57,840	$ 52,559	$ 58,975	$ 43,532	$ 89,156	$ 59,236
(In thousands)	Subaccounts Investing In:
	Blackrock - Global Allocation V.I. (a)	FTVIP - Global Bond Securities (a)	FTVIP - U.S. Government (a)
	12/31/12	12/31/12	12/31/12
Operations:
Net investment income (loss)	$ 113	$ 86	$ 16
Net realized gain (loss) on investments	52	20	5
Unrealized appreciation (depreciation)	120	363	(8)
Net increase (decrease) in net assets from operations	285	469	13
Contract Transactions:
Payments received from contract owners	1,712	1,324	2,156
Transfers between sub-accounts and the fixed account, net	6,499	6,526	3,778
Contract benefits	(8)	0	0
Contract terminations	(2)	(43)	(77)
Contract maintenance charges	0	0	0
Other transfers (to) from EFILI, net	1	0	0
Net increase (decrease) in net assets from contract transactions	8,202	7,807	5,857
Total increase (decrease) in net assets	8,487	8,276	5,870
Net Assets:
Beginning of period	0	0	0
End of period	$ 8,487	$ 8,276	$ 5,870

(a) New Fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. (Invesco)
Franklin Templeton Funds ("FTVIP")
Blackrock Variable Series Funds ("Blackrock")

During 2012, Blackrock and Franklin Templeton were added as fund groups and the following underlying funds were added and commenced operations effective April 30, 2012:

Blackrock - Global Allocation V.I.
FTVIP - Global Bond Securities
FTVIP - U.S. Government
PVIT - Commodity Real Return

During 2012, the following underlying fund was renamed:

Old Name	New Name
Invesco - Van Kampen Global Value Equity	Invesco - Van Kampen Global Core Equity

Effective October 21, 2011, the CST U.S. Equity Flex I and CST International Flex III funds were liquidated and closed. Any policyholders with remaining shares in the funds were transferred to the VIP Money Market Portfolio.

As of December 31, 2012, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $13,008,000 and 615,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

• Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

• Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

• Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. The Account had no Level 3 activity during 2012.

Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance that clarifies and changes fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, the amendment expands existing disclosure requirements for fair value measurements and amends certain fair value principles. The amended guidance is effective

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements - continued

beginning January 1, 2012. The account adopted this guidance effective January 1, 2012. Adoption of this guidance did not have a material impact on the financial statements.

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the effective portions of this guidance on January 1, 2010. The account adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011. Adoption of this guidance did not have a material impact on the financial statements.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class
VIP - Emerging Markets
VIP - Emerging Markets Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2012 were 0.045% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2012:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 14,370	$ 23,355
VIP - Money Market Investor Class	51,085	53,036
VIP - High Income	3,933	4,170
VIP - High Income Investor Class	29,393	9,456
VIP - Equity Income	4,857	6,582
VIP - Equity Income Investor Class	6,079	2,210
VIP - Growth	754	4,441
VIP - Growth Investor Class	2,240	1,822
VIP - Overseas	176	762
VIP - Overseas, Class R	232	959
VIP - Overseas, Class R Investor Class	1,759	2,170
VIP - Investment Grade Bond	3,541	6,109
VIP - Investment Grade Bond Investor Class	20,124	11,191
VIP - Asset Manager	1,430	4,648
VIP - Asset Manager Investor Class	871	2,082
VIP - Index 500	15,847	11,294
VIP - Asset Manager: Growth	376	1,033
VIP - Asset Manager: Growth Investor Class	614	1,301
VIP - Contrafund	3,058	13,272

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Contrafund Investor Class	$ 11,592	$ 6,286
VIP - Balanced	1,799	2,343
VIP - Balanced Investor Class	14,107	10,081
VIP - Dynamic Capital Appreciation	665	179
VIP - Dynamic Capital Appreciation Investor Class	1,659	858
VIP - Growth & Income	942	1,495
VIP - Growth & Income Investor Class	2,707	2,105
VIP - Growth Opportunities	1,426	1,282
VIP - Growth Opportunities Investor Class	4,688	3,127
VIP - Mid Cap	3,246	5,843
VIP - Mid Cap Investor Class	6,153	4,786
VIP - Value Strategies	529	828
VIP - Value Strategies Investor Class	2,602	1,632
VIP - Utilities	3,210	3,064
VIP - Utilities Investor Class	2,404	3,172
VIP - Technology	2,251	1,718
VIP - Technology Investor Class	4,162	4,037
VIP - Energy	610	3,122
VIP - Energy Investor Class	2,901	4,018
VIP - Health Care	4,771	2,071
VIP - Heath Care Investor Class	5,721	3,584
VIP - Financial Services	862	549
VIP - Financial Services Investor Class	2,075	1,191
VIP - Industrials	2,895	3,312
VIP - Industrials Investor Class	1,326	2,530
VIP - Consumer Discretionary	536	274
VIP - Consumer Discretionary Investor Class	2,289	1,215
VIP - Real Estate	8,549	8,291
VIP - Real Estate Investor Class	5,127	2,516
VIP - Strategic Income	2,438	6,701
VIP - Strategic Income Investor Class	28,143	11,261
VIP - Growth Strategies	177	180
VIP - Growth Strategies Investor Class	494	661
VIP - International Capital Appreciation, Class R	221	380
VIP - International Capital Appreciation Investor Class	1,111	970
VIP - Value Leaders	263	98
VIP - Value Leaders Investor Class	260	383
VIP - Value	185	431
VIP - Value Investor Class	1,082	1,246
VIP - Growth Stock	746	416
VIP - Growth Stock Investor Class	2,303	1,251
VIP - Freedom Income	581	57
VIP - Freedom Income Investor Class	1,447	277
VIP - Freedom 2005	15	80
VIP - Freedom 2005 Investor Class	560	46
VIP - Freedom 2010	80	209
VIP - Freedom 2010 Investor Class	621	362
VIP - Freedom 2015	480	1,030
VIP - Freedom 2015 Investor Class	1,079	308
VIP - Freedom 2020	136	150
VIP - Freedom 2020 Investor Class	1,942	496

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2025	$ 164	$ 145
VIP - Freedom 2025 Investor Class	1,434	457
VIP - Freedom 2030	108	144
VIP - Freedom 2030 Investor Class	1,172	333
VIP - Freedom Lifetime Income I	154	216
VIP - Freedom Lifetime Income II	40	67
VIP - Disciplined Small Cap	412	776
VIP - Disciplined Small Cap Investor Class	1,717	1,242
VIP - Funds Manager 20%	16,610	11,812
VIP - Funds Manager 50%	20,111	14,862
VIP - Funds Manager 60%	9,623	11,390
VIP - Funds Manager 70%	6,916	7,608
VIP - Funds Manager 85%	2,050	6,410
VIP - Consumer Staples	1,258	717
VIP - Consumer Staples Investor Class	6,182	3,088
VIP - Materials	3,116	2,906
VIP - Materials Investor Class	2,349	2,312
VIP - Telecommunications	2,496	349
VIP - Telecommunications Investor Class	652	773
VIP - Emerging Markets Initial	243	297
VIP - Emerging Markets Investor	864	1,912
UIF - Emerging Markets Equity	915	3,695
UIF - Emerging Markets Debt	14,394	3,655
UIF - Global Tactical Asset Allocation	744	754
Invesco - Van Kampen Global Core Equity (b)	594	404
WFAF - Advantage VT Discovery	11	331
WFAF - Advantage VT Opportunity	10	403
CST - US Equity I	0	0
CST - Flex III	0	0
Lazard - Retirement Emerging Markets	4,569	4,779
PVIT - Commodity Real Return (a)	2,436	571
PVIT - Low Duration	16,857	13,679
PVIT - Real Return Portfolio	26,237	11,533
PVIT - Total Return Portfolio	35,901	8,885
Blackrock - Global Allocation V.I. (a)	8,951	613
FTVIP - Global Bond Securities (a)	8,291	395
FTVIP - U.S. Government (a)	7,372	1,500

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2012:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	36,691	$ 36,691	$ $1.00
VIP - Money Market Investor Class	58,260	58,260	$1.00
VIP - High Income	2,541	26,306	$5.81
VIP - High Income Investor Class	7,551	44,793	$5.79
VIP - Equity Income	2,338	58,396	$19.94
VIP - Equity Income Investor Class	860	20,287	$19.89
VIP - Growth	882	45,203	$42.05
VIP - Growth Investor Class	222	9,303	$41.95
VIP - Overseas	461	11,541	$16.09
VIP - Overseas, Class R	189	4,534	$16.05
VIP - Overseas, Class R Investor Class	607	13,239	$16.04
VIP - Investment Grade Bond	2,639	35,564	$13.06
VIP - Investment Grade Bond Investor Class	4,236	55,781	$13.01

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Asset Manager	2,213	$ 37,213	$ $15.17
VIP - Asset Manager Investor Class	829	12,396	$15.11
VIP - Index 500	502	77,556	$144.92
VIP - Asset Manager: Growth	514	8,560	$15.14
VIP - Asset Manager Growth Investor Class	244	3,687	$15.08
VIP - Contrafund	3,584	101,853	$26.44
VIP - Contrafund Investor Class	2,421	69,775	$26.35
VIP - Balanced	785	12,460	$15.76
VIP - Balanced Investor Class	5,913	86,685	$15.68
VIP - Dynamic Capital Appreciation	132	1,310	$10.02
VIP - Dynamic Capital Appreciation Investor Class	277	2,762	$10.01
VIP - Growth & Income	946	15,526	$14.59
VIP - Growth & Income Investor Class	393	5,793	$14.55
VIP - Growth Opportunities	338	7,491	$21.80
VIP - Growth Opportunities Investor Class	285	6,072	$21.72
VIP - Mid Cap	998	32,812	$30.55
VIP - Mid Cap Investor Class	870	28,852	$30.46
VIP - Value Strategies	405	5,604	$11.11
VIP - Value Strategies Investor Class	539	6,578	$11.06
VIP - Utilities	205	2,751	$11.41
VIP - Utilities Investor Class	304	3,690	$11.36
VIP - Technology	636	7,281	$10.33
VIP - Technology Investor Class	705	8,026	$10.26
VIP - Energy	389	10,490	$19.54
VIP - Energy Investor Class	364	9,023	$19.50
VIP - Health Care	561	8,384	$15.51
VIP - Heath Care Investor Class	634	9,327	$15.43
VIP - Financial Services	209	2,513	$7.05
VIP - Financial Services Investor Class	427	3,613	$7.03
VIP - Industrials	182	3,015	$16.88
VIP - Industrials Investor Class	384	6,128	$16.81
VIP - Consumer Discretionary	63	867	$14.24
VIP - Consumer Discretionary Investor Class	183	2,531	$14.21
VIP - Real Estate	294	6,697	$17.22
VIP - Real Estate Investor Class	574	10,357	$17.15
VIP - Strategic Income	1,144	13,257	$11.76
VIP - Strategic Income Investor Class	7,087	82,540	$11.73
VIP - Growth Strategies	40	441	$9.16
VIP - Growth Strategies Investor Class	64	663	$9.09
VIP - International Capital Appreciation, Class R	69	947	$10.50
VIP - International Capital Appreciation Investor Class	316	3,755	$10.43
VIP - Value Leaders	58	757	$10.30
VIP - Value Leaders Investor Class	103	1,424	$10.27
VIP - Value	102	1,478	$12.60
VIP - Value Investor Class	324	4,252	$12.59
VIP - Growth Stock	52	803	$16.01
VIP - Growth Stock Investor Class	179	2,727	$15.90
VIP - Freedom Income	126	1,336	$10.57
VIP - Freedom Income Investor Class	328	3,495	$10.65

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom 2005	22	$ 253	$ $10.56
VIP - Freedom 2005 Investor Class	173	1,851	$10.20
VIP - Freedom 2010	124	1,485	$11.15
VIP - Freedom 2010 Investor Class	532	5,816	$10.57
VIP - Freedom 2015	285	3,400	$11.22
VIP - Freedom 2015 Investor Class	714	7,601	$10.34
VIP - Freedom 2020	198	2,351	$11.21
VIP - Freedom 2020 Investor Class	1,237	13,210	$10.20
VIP - Freedom 2025	51	607	$11.20
VIP - Freedom 2025 Investor Class	499	5,206	$10.45
VIP - Freedom 2030	137	1,642	$10.88
VIP - Freedom 2030 Investor Class	520	5,474	$10.00
VIP - Freedom Lifetime Income I	215	2,391	$10.26
VIP - Freedom Lifetime Income II	54	634	$10.36
VIP - Disciplined Small Cap	95	1,181	$12.03
VIP - Disciplined Small Cap Investor Class	503	5,926	$12.01
VIP - Funds Manager 20%	6,108	65,848	$11.09
VIP - Funds Manager 50%	7,656	80,326	$10.61
VIP - Funds Manager 60%	12,764	116,918	$10.44
VIP - Funds Manager 70%	6,171	64,765	$10.04
VIP - Funds Manager 85%	2,094	22,126	$9.63
VIP - Consumer Staples	149	1,952	$14.03
VIP - Consumer Staples Investor Class	579	7,749	$13.99
VIP - Materials	160	2,212	$13.27
VIP - Materials Investor Class	344	4,534	$13.27
VIP - Telecommunications	266	2,500	$9.27
VIP - Telecommunications Investor Class	83	752	$9.22
VIP - Emerging Markets	104	1,048	$8.75
VIP - Emerging Markets Investor	268	2,607	$8.71
UIF - Emerging Markets Equity	780	17,640	$15.03
UIF - Emerging Markets Debt	3,046	26,890	$9.52
UIF - Global Tactical Asset Allocation	371	5,035	$9.55
Invesco - Van Kampen Global Core Equity (b)	403	2,854	$7.54
WFAF - Advantage VT Discovery	126	4,026	$25.16
WFAF - Advantage VT Opportunity	85	2,368	$20.05
Lazard - Retirement Emerging Markets	761	18,927	$21.99
PVIT - Commodity Real Return (a)	249	1,886	$7.13
PVIT - Low Duration	5,366	56,596	$10.78
PVIT - Real Return Portfolio	4,139	58,202	$14.25
PVIT - Total Return Portfolio	7,719	87,920	$11.55
Blackrock - Global Allocation V.I. (a)	528	8,367	$16.07
FTVIP - Global Bond Securities (a)	425	7,914	$19.47
FTVIP - U.S. Government (a)	441	5,878	$13.31

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Money Market
Units Issued	942	1,868	2	15
Units Redeemed	(1,329)	(1,937)	(20)	(26)
Net Increase (Decrease)	(387)	(69)	(18)	(11)
VIP - High Income
Units Issued	74	113	3	4
Units Redeemed	(86)	(151)	(14)	(11)
Net Increase (Decrease)	(12)	(38)	(11)	(7)
VIP - Equity-Income
Units Issued	10	24	1	1
Units Redeemed	(92)	(116)	(9)	(9)
Net Increase (Decrease)	(82)	(92)	(8)	(8)
VIP - Growth
Units Issued	10	24	0	2
Units Redeemed	(57)	(92)	(5)	(6)
Net Increase (Decrease)	(47)	(68)	(5)	(4)
VIP - Overseas
Units Issued	1	1	0	0
Units Redeemed	(20)	(29)	(1)	(2)
Net Increase (Decrease)	(19)	(28)	(1)	(2)
VIP - Overseas, Class R
Units Issued	15	35	0	12
Units Redeemed	(62)	(94)	(15)	(4)
Net Increase (Decrease)	(47)	(59)	(15)	8
VIP - Investment Grade Bond
Units Issued	66	92	2	17
Units Redeemed	(153)	(176)	(18)	(30)
Net Increase (Decrease)	(87)	(84)	(16)	(13)
VIP - Asset Manager
Units Issued	13	39	0	0
Units Redeemed	(95)	(125)	(7)	(9)
Net Increase (Decrease)	(82)	(86)	(7)	(9)
VIP - Index 500
Units Issued	75	73	9	0
Units Redeemed	(136)	(191)	(11)	(13)
Net Increase (Decrease)	(61)	(118)	(2)	(13)
VIP - Asset Manager: Growth
Units Issued	5	10	2	0
Units Redeemed	(32)	(36)	(3)	(4)
Net Increase (Decrease)	(27)	(26)	(1)	(4)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Contrafund
Units Issued	59	85	7	6
Units Redeemed	(263)	(282)	(20)	(32)
Net Increase (Decrease)	(204)	(197)	(13)	(26)
VIP - Balanced
Units Issued	52	68	0	23
Units Redeemed	(100)	(102)	(13)	(39)
Net Increase (Decrease)	(48)	(34)	(13)	(16)
VIP - Dynamic Capital Appreciation
Units Issued	35	8	7	0
Units Redeemed	(12)	(24)	(1)	(2)
Net Increase (Decrease)	23	(16)	6	(2)
VIP - Growth & Income
Units Issued	30	20	3	1
Units Redeemed	(57)	(87)	(14)	(12)
Net Increase (Decrease)	(27)	(67)	(11)	(11)
VIP - Growth Opportunities
Units Issued	90	66	9	11
Units Redeemed	(81)	(79)	(9)	(8)
Net Increase (Decrease)	9	(13)	0	3
VIP - Mid Cap
Units Issued	39	99	1	1
Units Redeemed	(219)	(364)	(16)	(19)
Net Increase (Decrease)	(180)	(265)	(15)	(18)
VIP - Value Strategies
Units Issued	31	47	1	0
Units Redeemed	(50)	(99)	(3)	(4)
Net Increase (Decrease)	(19)	(52)	(2)	(4)
VIP - Utilities
Units Issued	223	41	3	2
Units Redeemed	(218)	(49)	(4)	0
Net Increase (Decrease)	5	(8)	(1)	2
VIP - Technology
Units Issued	113	215	3	13
Units Redeemed	(117)	(359)	(7)	(19)
Net Increase (Decrease)	(4)	(144)	(4)	(6)
VIP - Energy
Units Issued	27	91	2	5
Units Redeemed	(122)	(118)	(11)	(23)
Net Increase (Decrease)	(95)	(27)	(9)	(18)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Health Care
Units Issued	232	164	12	9
Units Redeemed	(113)	(76)	(12)	(4)
Net Increase (Decrease)	119	88	0	5
VIP - Financial Services
Units Issued	96	57	18	2
Units Redeemed	(69)	(70)	(7)	(3)
Net Increase (Decrease)	27	(13)	11	(1)
VIP - Industrials
Units Issued	120	244	1	6
Units Redeemed	(144)	(242)	(5)	(6)
Net Increase (Decrease)	(24)	2	(4)	0
VIP - Consumer Discretionary
Units Issued	36	28	1	1
Units Redeemed	(21)	(297)	0	(4)
Net Increase (Decrease)	15	(269)	1	(3)
VIP - Real Estate
Units Issued	370	43	10	5
Units Redeemed	(354)	(62)	(3)	(3)
Net Increase (Decrease)	16	(19)	7	2
VIP - Strategic Income
Units Issued	118	504	9	6
Units Redeemed	(405)	(204)	(15)	(15)
Net Increase (Decrease)	(287)	300	(6)	(9)
VIP - Growth Strategies
Units Issued	12	7	3	1
Units Redeemed	(10)	(31)	(5)	(2)
Net Increase (Decrease)	2	(24)	(2)	(1)
VIP - International Capital Appreciation, Class R
Units Issued	17	12	1	0
Units Redeemed	(31)	(36)	(1)	(1)
Net Increase (Decrease)	(14)	(24)	0	(1)
VIP - Value Leaders
Units Issued	26	1	0	0
Units Redeemed	(8)	(12)	(2)	(2)
Net Increase (Decrease)	18	(11)	(2)	(2)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Value
Units Issued	13	36	1	4
Units Redeemed	(36)	(77)	(1)	(1)
Net Increase (Decrease)	(23)	(41)	0	3
VIP - Growth Stock
Units Issued	37	24	16	5
Units Redeemed	(18)	(15)	(13)	(3)
Net Increase (Decrease)	19	9	3	2
VIP - Freedom Income
Units Issued	42	22	0	0
Units Redeemed	(3)	(43)	0	0
Net Increase (Decrease)	39	(21)	0	0
VIP - Freedom 2005
Units Issued	1	9	0	0
Units Redeemed	(6)	(13)	0	0
Net Increase (Decrease)	(5)	(4)	0	0
VIP - Freedom 2010
Units Issued	3	21	0	0
Units Redeemed	(15)	(17)	0	0
Net Increase (Decrease)	(12)	4	0	0
VIP - Freedom 2015
Units Issued	29	35	0	0
Units Redeemed	(77)	(33)	0	0
Net Increase (Decrease)	(48)	2	0	0
VIP - Freedom 2020
Units Issued	5	11	0	0
Units Redeemed	(10)	(31)	0	0
Net Increase (Decrease)	(5)	(20)	0	0
VIP - Freedom 2025
Units Issued	11	34	0	0
Units Redeemed	(10)	(36)	0	0
Net Increase (Decrease)	1	(2)	0	0
VIP - Freedom 2030
Units Issued	6	36	0	0
Units Redeemed	(11)	(47)	0	0
Net Increase (Decrease)	(5)	(11)	0	0
VIP - Disciplined Small Cap
Units Issued	32	111	2	5
Units Redeemed	(74)	(81)	(3)	(8)
Net Increase (Decrease)	(42)	30	(1)	(3)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - FundsManager 20%
Units Issued	70	247	0	36
Units Redeemed	(148)	(148)	(13)	(9)
Net Increase (Decrease)	(78)	99	(13)	27
VIP - FundsManager 50%
Units Issued	115	199	5	32
Units Redeemed	(220)	(262)	(43)	(79)
Net Increase (Decrease)	(105)	(63)	(38)	(47)
VIP - FundsManager 60%
Units Issued	58	81	14	51
Units Redeemed	(66)	(145)	(13)	(39)
Net Increase (Decrease)	(8)	(64)	1	12
VIP - FundsManager 70%
Units Issued	74	76	2	20
Units Redeemed	(82)	(138)	(20)	(41)
Net Increase (Decrease)	(8)	(62)	(18)	(21)
VIP - FundsManager 85%
Units Issued	7	53	1	11
Units Redeemed	(134)	(120)	(42)	(15)
Net Increase (Decrease)	(127)	(67)	(41)	(4)
VIP - Consumer Staples
Units Issued	77	82	16	30
Units Redeemed	(42)	(34)	(14)	(2)
Net Increase (Decrease)	35	48	2	28
VIP - Materials
Units Issued	210	217	2	5
Units Redeemed	(222)	(237)	(15)	(3)
Net Increase (Decrease)	(12)	(20)	(13)	2
VIP - Telecommunications
Units Issued	237	45	1	2
Units Redeemed	(31)	(82)	0	(2)
Net Increase (Decrease)	206	(37)	1	0
VIP - Emerging Markets
Units Issued	29	23	1	0
Units Redeemed	(40)	(66)	0	(21)
Net Increase (Decrease)	(11)	(43)	1	(21)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
UIF - Emerging Markets Equity
Units Issued	9	14	0	1
Units Redeemed	(69)	(110)	(6)	(5)
Net Increase (Decrease)	(60)	(96)	(6)	(4)
UIF - Emerging Markets Debt
Units Issued	44	25	8	1
Units Redeemed	(10)	(40)	(2)	(9)
Net Increase (Decrease)	34	(15)	6	(8)
UIF - Global Tactical Asset Allocation
Units Issued	3	6	0	0
Units Redeemed	(11)	(31)	(2)	(2)
Net Increase (Decrease)	(8)	(25)	(2)	(2)
Invesco - Van Kampen Global Core Equity (b)
Units Issued	3	11	0	0
Units Redeemed	(16)	(31)	(1)	(5)
Net Increase (Decrease)	(13)	(20)	(1)	(5)
WFAF - Advantage VT Discovery
Units Issued	0	0	0	0
Units Redeemed	(10)	(34)	(2)	(1)
Net Increase (Decrease)	(10)	(34)	(2)	(1)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(13)	(11)	(3)	(1)
Net Increase (Decrease)	(13)	(11)	(3)	(1)
CST - U.S. Equity Flex I
Units Issued	0	1	0	0
Units Redeemed	0	(102)	0	(4)
Net Increase (Decrease)	0	(101)	0	(4)
CST - International Flex III
Units Issued	0	8	0	8
Units Redeemed	0	(117)	0	(31)
Net Increase (Decrease)	0	(109)	0	(23)

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
Lazard - Retirement Emerging Markets
Units Issued	74	259	0	4
Units Redeemed	(91)	(397)	(17)	(29)
Net Increase (Decrease)	(17)	(138)	(17)	(25)
PVIT - Commodity Real Return (a)
Units Issued	14	0	0	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	14	0	0	0
PVIT - Low Duration
Units Issued	256	115	0	8
Units Redeemed	(199)	(173)	(1)	(40)
Net Increase (Decrease)	57	(58)	(1)	(32)
PVIT - Real Return
Units Issued	167	275	8	33
Units Redeemed	(202)	(152)	(7)	(1)
Net Increase (Decrease)	(35)	123	1	32
PVIT - Total Return
Units Issued	133	143	1	2
Units Redeemed	(89)	(101)	(2)	(3)
Net Increase (Decrease)	44	42	(1)	(1)
Blackrock - Global Allocation V.I. (a)
Units Issued	33	0	21	0
Units Redeemed	(6)	0	(1)	0
Net Increase (Decrease)	27	0	20	0
FTVIP - Global Bond Securities (a)
Units Issued	29	0	0	0
Units Redeemed	(10)	0	0	0
Net Increase (Decrease)	19	0	0	0
FTVIP - U.S. Government (a)
Units Issued	17	0	0	0
Units Redeemed	(2)	0	0	0
Net Increase (Decrease)	15	0	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Money Market Investor Class
Units Issued	14,765	16,537	245	108
Units Redeemed	(14,971)	(16,604)	(194)	(92)
Net Increase (Decrease)	(206)	(67)	51	16
VIP - High Income Investor Class
Units Issued	2,198	1,149	0	0
Units Redeemed	(817)	(831)	0	0
Net Increase (Decrease)	1,381	318	0	0
VIP - Equity-Income Investor Class
Units Issued	409	362	0	0
Units Redeemed	(213)	(247)	0	0
Net Increase (Decrease)	196	115	0	0
VIP - Growth Investor Class
Units Issued	169	219	0	0
Units Redeemed	(136)	(138)	0	0
Net Increase (Decrease)	33	81	0	0
VIP - Overseas, Class R Investor Class
Units Issued	142	263	0	0
Units Redeemed	(198)	(190)	0	0
Net Increase (Decrease)	(56)	73	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	1,495	1,421	0	0
Units Redeemed	(945)	(1,147)	0	0
Net Increase (Decrease)	550	274	0	0
VIP - Asset Manager Investor Class
Units Issued	41	522	0	0
Units Redeemed	(142)	(409)	0	0
Net Increase (Decrease)	(101)	113	0	0
VIP - Index 500
Units Issued	883	1,001	0	0
Units Redeemed	(491)	(829)	0	0
Net Increase (Decrease)	392	172	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	43	103	0	0
Units Redeemed	(101)	(82)	0	0
Net Increase (Decrease)	(58)	21	0	0
VIP - Contrafund Investor Class
Units Issued	939	1,115	0	0
Units Redeemed	(581)	(861)	0	0
Net Increase (Decrease)	358	254	0	0
VIP - Balanced Investor Class
Units Issued	633	472	0	0
Units Redeemed	(316)	(392)	0	0
Net Increase (Decrease)	317	80	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	125	49	0	0
Units Redeemed	(67)	(49)	0	0
Net Increase (Decrease)	58	0	0	0
VIP - Growth & Income Investor Class
Units Issued	203	184	0	0
Units Redeemed	(166)	(80)	0	0
Net Increase (Decrease)	37	104	0	0
VIP - Growth Opportunities Investor Class
Units Issued	367	204	0	0
Units Redeemed	(255)	(90)	0	0
Net Increase (Decrease)	112	114	0	0
VIP - Mid Cap Investor Class
Units Issued	362	646	0	0
Units Redeemed	(376)	(657)	0	0
Net Increase (Decrease)	(14)	(11)	0	0
VIP - Value Strategies Investor Class
Units Issued	205	112	0	0
Units Redeemed	(136)	(130)	0	0
Net Increase (Decrease)	69	(18)	0	0
VIP - Utilities Investor Class
Units Issued	184	216	0	0
Units Redeemed	(246)	(71)	0	0
Net Increase (Decrease)	(62)	145	0	0
VIP - Technology Investor Class
Units Issued	227	364	0	0
Units Redeemed	(257)	(326)	0	0
Net Increase (Decrease)	(30)	38	0	0
VIP - Energy Investor Class
Units Issued	212	335	0	0
Units Redeemed	(290)	(338)	0	0
Net Increase (Decrease)	(78)	(3)	0	0
VIP - Health Care Investor Class
Units Issued	355	421	0	0
Units Redeemed	(258)	(169)	0	0
Net Increase (Decrease)	97	252	0	0
VIP - Financial Services Investor Class
Units Issued	265	142	0	0
Units Redeemed	(151)	(164)	0	0
Net Increase (Decrease)	114	(22)	0	0

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Industrials Investor Class
Units Issued	87	389	0	0
Units Redeemed	(164)	(189)	0	0
Net Increase (Decrease)	(77)	200	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	160	94	0	0
Units Redeemed	(83)	(126)	0	0
Net Increase (Decrease)	77	(32)	0	0
VIP - Real Estate Investor Class
Units Issued	332	266	0	0
Units Redeemed	(177)	(213)	0	0
Net Increase (Decrease)	155	53	0	0
VIP - Strategic Income Investor Class
Units Issued	2,050	2,033	0	0
Units Redeemed	(964)	(1,067)	0	0
Net Increase (Decrease)	1,086	966	0	0
VIP - Growth Strategies Investor Class
Units Issued	43	39	0	0
Units Redeemed	(56)	(56)	0	0
Net Increase (Decrease)	(13)	(17)	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	95	45	0	0
Units Redeemed	(91)	(63)	0	0
Net Increase (Decrease)	4	(18)	0	0
VIP - Value Leaders Investor Class
Units Issued	21	36	0	0
Units Redeemed	(40)	(48)	0	0
Net Increase (Decrease)	(19)	(12)	0	0
VIP - Value Investor Class
Units Issued	81	73	0	0
Units Redeemed	(103)	(64)	0	0
Net Increase (Decrease)	(22)	9	0	0
VIP - Growth Stock Investor Class
Units Issued	159	111	0	0
Units Redeemed	(91)	(67)	0	0
Net Increase (Decrease)	68	44	0	0
VIP - Freedom Income Investor Class
Units Issued	104	102	0	0
Units Redeemed	(21)	(102)	0	0
Net Increase (Decrease)	83	0	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Freedom 2005 Investor Class
Units Issued	46	51	0	0
Units Redeemed	(3)	(74)	0	0
Net Increase (Decrease)	43	(23)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	32	10	0	0
Units Redeemed	(25)	(39)	0	0
Net Increase (Decrease)	7	(29)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	63	54	0	0
Units Redeemed	(22)	(124)	0	0
Net Increase (Decrease)	41	(70)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	123	108	0	0
Units Redeemed	(41)	(116)	0	0
Net Increase (Decrease)	82	(8)	0	0
VIP - Freedom 2025 Investor Class
Units Issued	95	100	0	0
Units Redeemed	(32)	(16)	0	0
Net Increase (Decrease)	63	84	0	0
VIP - Freedom 2030 Investor Class
Units Issued	78	64	0	0
Units Redeemed	(24)	(21)	0	0
Net Increase (Decrease)	54	43	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	0	0
Units Redeemed	0	0	(10)	(14)
Net Increase (Decrease)	0	0	(10)	(14)
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	0
Units Redeemed	0	0	(3)	(4)
Net Increase (Decrease)	0	0	(3)	(4)
VIP - Disciplined Small Cap Investor Class
Units Issued	118	259	0	0
Units Redeemed	(110)	(162)	0	0
Net Increase (Decrease)	8	97	0	0
VIP - FundsManager 20%
Units Issued	1,307	1,499	33	0
Units Redeemed	(909)	(767)	(2)	0
Net Increase (Decrease)	398	732	31	0

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - FundsManager 50%
Units Issued	1,473	1,549	106	11
Units Redeemed	(1,043)	(1,294)	(5)	(3)
Net Increase (Decrease)	430	255	101	8
VIP - FundsManager 60%
Units Issued	518	1,489	49	92
Units Redeemed	(385)	(551)	(9)	(1)
Net Increase (Decrease)	133	938	40	91
VIP - FundsManager 70%
Units Issued	482	946	0	0
Units Redeemed	(579)	(637)	0	0
Net Increase (Decrease)	(97)	309	0	0
VIP - FundsManager 85%
Units Issued	146	328	0	0
Units Redeemed	(388)	(536)	0	0
Net Increase (Decrease)	(242)	(208)	0	0
VIP - Consumer Staples Investor Class
Units Issued	466	293	0	0
Units Redeemed	(262)	(106)	0	0
Net Increase (Decrease)	204	187	0	0
VIP - Materials Investor Class
Units Issued	159	237	0	0
Units Redeemed	(171)	(255)	0	0
Net Increase (Decrease)	(12)	(18)	0	0
VIP - Telecommunications Investor Class
Units Issued	57	108	0	0
Units Redeemed	(66)	(98)	0	0
Net Increase (Decrease)	(9)	10	0	0
VIP - Emerging Markets Investor Class
Units Issued	104	144	0	0
Units Redeemed	(220)	(152)	0	0
Net Increase (Decrease)	(116)	(8)	0	0
UIF - Emerging Markets Equity
Units Issued	66	168	0	0
Units Redeemed	(136)	(203)	0	0
Net Increase (Decrease)	(70)	(35)	0	0
UIF - Emerging Market Debt
Units Issued	943	617	0	0
Units Redeemed	(295)	(362)	0	0
Net Increase (Decrease)	648	255	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
UIF - Global Tactical Asset Allocation
Units Issued	52	38	0	0
Units Redeemed	(45)	(51)	0	0
Net Increase (Decrease)	7	(13)	0	0
Invesco - Van Kampen Global Core Equity (b)
Units Issued	45	23	0	0
Units Redeemed	(19)	(62)	0	0
Net Increase (Decrease)	26	(39)	0	0
CST - International Equity Flex III
Units Issued	0	43	0	0
Units Redeemed	0	(71)	0	0
Net Increase (Decrease)	0	(28)	0	0
Lazard - Retirement Emerging Markets
Units Issued	253	448	0	0
Units Redeemed	(257)	(460)	0	0
Net Increase (Decrease)	(4)	(12)	0	0
PVIT - Commodity Real Return (a)
Units Issued	219	0	0	0
Units Redeemed	(59)	0	0	0
Net Increase (Decrease)	160	0	0	0
PVIT - Low Duration
Units Issued	1,393	2,567	0	0
Units Redeemed	(1,233)	(1,845)	0	0
Net Increase (Decrease)	160	722	0	0
PVIT - Real Return
Units Issued	1,834	1,903	0	0
Units Redeemed	(877)	(1,050)	0	0
Net Increase (Decrease)	957	853	0	0
PVIT - Total Return
Units Issued	2,964	2,260	0	0
Units Redeemed	(939)	(1,243)	0	0
Net Increase (Decrease)	2,025	1,017	0	0
Blackrock - Global Allocation V.I. (a)
Units Issued	845	0	0	0
Units Redeemed	(58)	0	0	0
Net Increase (Decrease)	787	0	0	0
FTVIP - Global Bond Securities (a)
Units Issued	784	0	0	0
Units Redeemed	(36)	0	0	0
Net Increase (Decrease)	748	0	0	0
FTVIP - U.S. Government (a)
Units Issued	712	0	0	0
Units Redeemed	(149)	0	0	0
Net Increase (Decrease)	563	0	0	0

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income
(in thousands)	2012	2011
VIP - Money Market Investor Class
Units Issued	50	91
Units Redeemed	(29)	(79)
Net Increase (Decrease)	21	12
VIP - Balanced Investor Class
Units Issued	19	14
Units Redeemed	(512)	(344)
Net Increase (Decrease)	(493)	(330)
VIP - FundsManager 60%
Units Issued	24	11
Units Redeemed	(418)	(462)
Net Increase (Decrease)	(394)	(451)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2012	1,714	$21.44	$20.86	$ 36,691	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	2,119	$21.58	$21.04	$ 45,663	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	2,199	$21.73	$21.23	$ 47,710	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	3,075	$21.86	$21.39	$ 67,144	0.80%	1.00%	0.80%	(0.08%)	(0.29%)
2008	5,754	$21.88	$21.46	$ 125,749	0.80%	1.00%	2.93%	2.19%	1.99%
VIP - Money Market Investor Class
2012	5,355	$10.01	$9.56	$ 58,260	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	5,489	$10.01	$9.69	$ 60,212	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	5,528	$10.00	$9.82	$ 61,032	0.10%	1.40%	0.15%	0.02%	(1.03%)
2009	8,469	$11.46	$10.23	$ 95,650	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	15,329	$11.41	$10.29	$ 174,465	0.25%	1.25%	2.91%	2.74%	1.70%
VIP - High Income
2012	329	$45.05	$43.83	$ 14,762	0.80%	1.00%	5.74%	13.31%	13.08%
2011	352	$39.76	$38.76	$ 13,895	0.80%	1.00%	6.63%	3.20%	2.99%
2010	397	$38.52	$37.63	$ 15,252	0.80%	1.00%	7.61%	12.91%	12.69%
2009	442	$34.12	$33.39	$ 15,023	0.80%	1.00%	8.15%	42.81%	42.52%
2008	421	$23.89	$23.43	$ 10,016	0.80%	1.00%	7.71%	(25.59%)	(25.74%)
VIP - High Income Investor Class
2012	3,002	$12.50	$19.81	$ 43,721	0.10%	0.25%	6.78%	14.15%	13.98%
2011	1,621	$10.95	$17.38	$ 21,871	0.10%	0.25%	7.35%	3.72%	3.56%
2010	1,303	$10.56	$16.78	$ 17,543	0.10%	0.25%	8.47%	5.59%	13.68%
2009	981	$14.76	$12.33	$ 12,378	0.25%	0.35%	8.81%	43.43%	43.29%
2008	719	$8.60	$8.60	$ 6,184	0.25%	0.25%	8.84%	(25.14%)	(25.14%)
VIP - Equity-Income
2012	689	$67.83	$65.99	$ 46,618	0.80%	1.00%	9.36%	16.36%	16.13%
2011	779	$58.29	$56.83	$ 45,260	0.80%	1.00%	2.43%	0.17%	(0.04%)
2010	879	$58.20	$56.85	$ 51,051	0.80%	1.00%	1.78%	14.23%	14.00%
2009	1,018	$50.95	$49.87	$ 51,779	0.80%	1.00%	2.27%	29.17%	28.91%
2008	1,178	$39.44	$38.69	$ 46,357	0.80%	1.00%	2.31%	(43.12%)	(43.23%)
VIP - Equity-Income Investor Class
2012	1,297	$13.81	$20.53	$ 17,105	0.10%	0.25%	9.88%	17.15%	16.97%
2011	1,101	$11.79	$17.56	$ 12,388	0.10%	0.25%	2.60%	0.79%	0.64%
2010	986	$11.70	$17.44	$ 10,973	0.10%	0.25%	1.76%	16.95%	14.67%
2009	988	$15.21	$9.21	$ 9,328	0.25%	0.35%	2.14%	29.77%	29.64%
2008	1,157	$7.10	$7.10	$ 8,211	0.25%	0.25%	2.28%	(42.85%)	(42.85%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2012	524	$70.98	$69.06	$ 37,094	0.80%	1.00%	0.59%	13.77%	13.54%
2011	576	$62.39	$60.83	$ 35,842	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	648	$62.77	$61.32	$ 40,586	0.80%	1.00%	0.27%	23.18%	22.93%
2009	721	$50.96	$49.88	$ 36,691	0.80%	1.00%	0.44%	27.26%	27.00%
2008	811	$40.04	$39.27	$ 32,390	0.80%	1.00%	0.77%	(47.59%)	(47.70%)
VIP - Growth Investor Class
2012	683	$14.00	$20.34	$ 9,323	0.10%	0.25%	0.55%	14.46%	14.29%
2011	650	$12.23	$17.79	$ 7,802	0.10%	0.25%	0.31%	0.04%	(0.11%)
2010	569	$12.23	$17.81	$ 6,864	0.10%	0.25%	0.21%	22.30%	23.68%
2009	563	$14.40	$9.30	$ 5,331	0.25%	0.35%	0.33%	27.82%	27.69%
2008	699	$7.28	$7.28	$ 5,088	0.25%	0.25%	0.69%	(47.35%)	(47.35%)
VIP - Overseas
2012	202	$36.84	$35.84	$ 7,417	0.80%	1.00%	2.29%	19.77%	19.53%
2011	222	$30.76	$29.98	$ 6,818	0.80%	1.00%	1.31%	(17.83%)	(17.99%)
2010	252	$37.43	$36.56	$ 9,411	0.80%	1.00%	1.36%	12.21%	11.98%
2009	291	$33.36	$32.65	$ 9,673	0.80%	1.00%	2.15%	25.52%	25.26%
2008	324	$26.57	$26.06	$ 8,609	0.80%	1.00%	2.47%	(44.26%)	(44.37%)
VIP - Overseas, Class R
2012	219	$13.84	$13.60	$ 3,029	0.80%	1.00%	2.16%	19.74%	19.50%
2011	281	$11.56	$11.38	$ 3,238	0.80%	1.00%	1.31%	(17.81%)	(17.97%)
2010	332	$14.06	$13.88	$ 4,662	0.80%	1.00%	1.36%	12.17%	11.94%
2009	379	$12.54	$12.40	$ 4,745	0.80%	1.00%	2.15%	25.59%	25.34%
2008	466	$9.98	$9.89	$ 4,643	0.80%	1.00%	2.21%	(44.27%)	(44.38%)
VIP - Overseas, Class R Investor Class
2012	794	$11.80	$16.40	$ 9,729	0.10%	0.25%	2.35%	20.51%	20.33%
2011	850	$9.79	$13.63	$ 8,704	0.10%	0.25%	1.35%	(17.37%)	(17.49%)
2010	777	$11.85	$16.52	$ 9,681	0.10%	0.25%	1.45%	18.49%	12.72%
2009	756	$14.65	$10.76	$ 8,220	0.25%	0.35%	2.19%	26.10%	25.98%
2008	829	$8.53	$8.53	$ 7,072	0.25%	0.25%	2.30%	(44.01%)	(44.01%)
VIP - Investment Grade Bond
2012	866	$39.97	$38.88	$ 34,472	0.80%	1.00%	4.90%	5.05%	4.83%
2011	969	$38.05	$37.09	$ 36,717	0.80%	1.00%	3.29%	6.48%	6.26%
2010	1,066	$35.73	$34.91	$ 37,949	0.80%	1.00%	3.29%	6.94%	6.73%
2009	1,291	$33.41	$32.71	$ 43,003	0.80%	1.00%	8.65%	14.80%	14.57%
2008	1,250	$29.11	$28.55	$ 36,272	0.80%	1.00%	4.44%	(4.03%)	(4.22%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2012	4,066	$11.30	$14.57	$ 55,114	0.10%	0.25%	5.25%	5.70%	5.54%
2011	3,516	$10.69	$13.80	$ 46,042	0.10%	0.25%	3.68%	7.14%	6.98%
2010	3,242	$9.97	$12.90	$ 39,953	0.10%	0.25%	3.14%	(0.26%)	7.45%
2009	3,745	$12.12	$12.01	$ 45,299	0.25%	0.35%	8.71%	15.46%	15.34%
2008	1,912	$10.50	$10.50	$ 20,079	0.25%	0.25%	4.18%	(3.52%)	(3.52%)
VIP - Asset Manager
2012	769	$43.70	$42.52	$ 33,575	0.80%	1.00%	2.22%	11.58%	11.35%
2011	858	$39.17	$38.18	$ 33,530	0.80%	1.00%	1.90%	(3.34%)	(3.53%)
2010	953	$40.52	$39.58	$ 38,517	0.80%	1.00%	1.68%	13.35%	13.12%
2009	1,041	$35.75	$34.99	$ 37,135	0.80%	1.00%	2.36%	28.08%	27.82%
2008	1,161	$27.91	$27.37	$ 32,366	0.80%	1.00%	2.44%	(29.29%)	(29.43%)
VIP - Asset Manager Investor Class
2012	857	$12.11	$17.18	$ 12,523	0.10%	0.25%	2.17%	12.33%	12.16%
2011	958	$10.78	$15.32	$ 12,517	0.10%	0.25%	1.80%	(2.82%)	(2.97%)
2010	845	$11.10	$15.79	$ 11,535	0.10%	0.25%	2.25%	10.95%	13.80%
2009	508	$13.87	$11.49	$ 6,080	0.25%	0.35%	2.72%	28.69%	28.56%
VIP - Index 500
2012	3,305	$13.68	$40.46	$ 72,693	0.10%	1.00%	3.47%	15.80%	14.75%
2011	2,976	$11.81	$35.26	$ 60,667	0.10%	1.00%	1.94%	1.94%	1.02%
2010	2,935	$11.59	$34.90	$ 62,460	0.10%	1.00%	1.92%	15.86%	13.87%
2009	2,994	$30.65	$9.81	$ 58,753	0.25%	1.00%	2.59%	26.29%	25.34%
2008	3,193	$7.76	$24.45	$ 50,505	0.25%	1.00%	2.21%	(37.16%)	(37.63%)
2008	486	$8.93	$8.93	$ 4,339	0.25%	0.25%	2.83%	(28.97%)	(28.97%)
VIP - Asset Manager: Growth
2012	284	$27.44	$26.69	$ 7,776	0.80%	1.00%	1.78%	14.52%	14.29%
2011	312	$23.96	$23.35	$ 7,465	0.80%	1.00%	1.58%	(6.92%)	(7.11%)
2010	342	$25.74	$25.14	$ 8,795	0.80%	1.00%	1.13%	15.41%	15.18%
2009	404	$22.30	$21.83	$ 8,972	0.80%	1.00%	1.57%	31.84%	31.58%
2008	454	$16.91	$16.59	$ 7,672	0.80%	1.00%	1.75%	(36.33%)	(36.46%)
VIP - Asset Manager: Growth Investor Class
2012	267	$12.42	$18.17	$ 3,673	0.10%	0.25%	1.67%	15.31%	15.13%
2011	325	$10.77	$15.79	$ 3,873	0.10%	0.25%	1.57%	(6.37%)	(6.51%)
2010	304	$11.50	$16.88	$ 3,887	0.10%	0.25%	1.20%	15.03%	15.88%
2009	261	$14.57	$10.94	$ 2,892	0.25%	0.35%	1.62%	32.35%	32.22%
2008	266	$8.27	$8.27	$ 2,202	0.25%	0.25%	2.54%	(36.01%)	(36.01%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2012	1,844	$51.49	$50.09	$ 94,757	0.80%	1.00%	1.32%	15.48%	15.25%
2011	2,061	$44.59	$43.47	$ 91,715	0.80%	1.00%	0.98%	(3.30%)	(3.50%)
2010	2,284	$46.11	$45.04	$ 105,111	0.80%	1.00%	1.21%	16.28%	16.05%
2009	2,593	$39.65	$38.81	$ 102,644	0.80%	1.00%	1.41%	34.62%	34.45%
2008	2,860	$29.46	$28.89	$ 84,132	0.80%	1.00%	0.94%	(42.98%)	(43.09%)
VIP - Contrafund Investor Class
2012	4,370	$13.35	$20.46	$ 63,804	0.10%	0.25%	1.34%	16.22%	16.05%
2011	4,012	$11.49	$17.63	$ 50,778	0.10%	0.25%	0.97%	(2.71%)	(2.86%)
2010	3,758	$11.81	$18.15	$ 49,425	0.10%	0.25%	1.27%	18.09%	16.72%
2009	3,373	$15.55	$10.79	$ 37,633	0.25%	0.35%	1.44%	35.32%	35.19%
2008	3,208	$7.97	$7.97	$ 25,571	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
VIP - Balanced
2012	577	$21.54	$20.95	$ 12,368	0.80%	1.00%	6.59%	14.14%	13.91%
2011	638	$18.87	$18.39	$ 11,989	0.80%	1.00%	1.56%	(4.38%)	(4.58%)
2010	688	$19.73	$19.28	$ 13,510	0.80%	1.00%	1.67%	17.13%	16.89%
2009	743	$16.85	$16.49	$ 12,469	0.80%	1.00%	1.88%	37.49%	37.21%
2008	842	$12.25	$12.02	$ 10,272	0.80%	1.00%	1.51%	(34.49%)	(34.62%)
VIP - Balanced Investor Class
2012	7,230	$12.78	$19.56	$ 92,718	0.10%	1.40%	6.50%	14.87%	13.37%
2011	7,406	$11.13	$17.25	$ 82,334	0.10%	1.40%	1.57%	(3.81%)	(5.06%)
2010	7,656	$11.57	$18.17	$ 88,885	0.10%	1.40%	1.65%	15.66%	16.34%
2009	7,880	$15.80	$8.94	$ 78,092	0.25%	1.40%	1.90%	38.10%	36.51%
2008	7,292	$8.30	$6.54	$ 50,339	0.25%	1.25%	2.31%	(34.16%)	(34.82%)
VIP - Dynamic Capital Appreciation
2012	76	$17.42	$17.09	$ 1,327	0.80%	1.00%	0.84%	21.74%	21.49%
2011	47	$14.31	$14.07	$ 671	0.80%	1.00%	0.19%	(3.46%)	(3.66%)
2010	65	$14.82	$14.60	$ 952	0.80%	1.00%	0.21%	17.46%	17.22%
2009	79	$12.62	$12.46	$ 997	0.80%	1.00%	0.24%	35.01%	34.74%
2008	89	$9.34	$9.25	$ 835	0.80%	1.00%	0.50%	(41.71%)	(41.82%)
VIP - Dynamic Capital Appreciation Investor Class
2012	184	$13.94	$22.24	$ 2,775	0.10%	0.25%	0.70%	22.39%	22.21%
2011	126	$11.39	$18.20	$ 1,595	0.10%	0.25%	0.21%	(2.74%)	(2.89%)
2010	126	$11.71	$18.74	$ 1,646	0.10%	0.25%	0.18%	17.14%	17.89%
2009	107	$15.90	$10.51	$ 1,139	0.25%	0.35%	0.20%	35.67%	35.53%
2008	95	$7.75	$7.75	$ 739	0.25%	0.25%	0.39%	(41.39%)	(41.39%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2012	648	$21.40	$20.82	$ 13,809	0.80%	1.00%	2.33%	17.61%	17.37%
2011	686	$18.19	$17.74	$ 12,443	0.80%	1.00%	1.74%	0.80%	0.59%
2010	764	$18.05	$17.63	$ 13,752	0.80%	1.00%	0.69%	13.95%	13.72%
2009	859	$15.84	$15.50	$ 13,560	0.80%	1.00%	1.08%	26.19%	25.93%
2008	1,013	$12.55	$12.31	$ 12,675	0.80%	1.00%	1.13%	(42.17%)	(42.29%)
VIP - Growth & Income Investor Class
2012	414	$14.22	$19.60	$ 5,725	0.10%	0.25%	2.44%	18.34%	18.16%
2011	377	$12.02	$16.58	$ 4,410	0.10%	0.25%	2.09%	1.43%	1.28%
2010	273	$11.85	$16.38	$ 3,166	0.10%	0.25%	0.75%	18.49%	14.36%
2009	228	$14.32	$9.73	$ 2,267	0.25%	0.35%	1.01%	26.84%	26.72%
2008	274	$7.67	$7.67	$ 2,104	0.25%	0.25%	1.21%	(41.95%)	(41.95%)
VIP - Growth Opportunities
2012	468	$15.79	$15.36	$ 7,359	0.80%	1.00%	0.41%	18.65%	18.41%
2011	459	$13.31	$12.97	$ 6,084	0.80%	1.00%	0.16%	1.48%	1.28%
2010	469	$13.11	$12.81	$ 6,142	0.80%	1.00%	0.21%	22.75%	22.50%
2009	519	$10.68	$10.45	$ 5,528	0.80%	1.00%	0.49%	44.68%	44.39%
2008	530	$7.38	$7.24	$ 3,901	0.80%	1.00%	0.37%	(55.38%)	(55.47%)
VIP - Growth Opportunities Investor Class
2012	438	$14.87	$24.76	$ 6,191	0.10%	0.25%	0.36%	19.42%	19.24%
2011	326	$12.45	$20.77	$ 3,863	0.10%	0.25%	0.13%	2.08%	1.93%
2010	212	$12.20	$20.37	$ 2,461	0.10%	0.25%	0.17%	21.97%	23.30%
2009	209	$16.52	$8.92	$ 1,901	0.25%	0.35%	0.57%	45.21%	45.06%
2008	93	$6.14	$6.14	$ 574	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
VIP - Mid Cap
2012	1,149	$26.61	$25.94	$ 30,497	0.80%	1.00%	8.10%	13.91%	13.68%
2011	1,344	$23.36	$22.82	$ 31,317	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	1,627	$26.34	$25.78	$ 42,767	0.80%	1.00%	0.37%	27.80%	27.55%
2009	1,708	$20.61	$20.21	$ 35,135	0.80%	1.00%	0.70%	38.97%	38.69%
2008	1,807	$14.83	$14.58	$ 26,748	0.80%	1.00%	0.43%	(39.93%)	(40.05%)
VIP - Mid Cap Investor Class
2012	1,781	$11.88	$21.26	$ 26,493	0.10%	0.25%	8.64%	14.63%	14.45%
2011	1,795	$10.36	$18.58	$ 23,817	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	1,806	$11.62	$20.85	$ 27,512	0.10%	0.25%	0.36%	16.16%	28.35%
2009	1,292	$16.25	$11.63	$ 15,451	0.25%	0.35%	0.65%	39.63%	39.49%
2008	1,252	$8.33	$8.33	$ 10,433	0.25%	0.25%	0.37%	(39.65%)	(39.65%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2012	261	$17.26	$16.94	$ 4,503	0.80%	1.00%	0.62%	26.26%	26.00%
2011	282	$13.67	$13.45	$ 3,852	0.80%	1.00%	0.92%	(9.54%)	(9.72%)
2010	338	$15.11	$14.89	$ 5,106	0.80%	1.00%	0.51%	25.62%	25.37%
2009	380	$12.03	$11.88	$ 4,564	0.80%	1.00%	0.53%	56.33%	56.01%
2008	434	$7.70	$7.61	$ 3,341	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
VIP - Value Strategies Investor Class
2012	407	$14.02	$29.15	$ 5,965	0.10%	0.25%	0.62%	27.08%	26.89%
2011	338	$11.04	$22.97	$ 3,932	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	356	$12.13	$25.29	$ 4,627	0.10%	0.25%	0.47%	21.28%	26.11%
2009	287	$20.05	$9.58	$ 2,841	0.25%	0.35%	0.38%	57.12%	56.96%
2008	267	$6.10	$6.10	$ 1,631	0.25%	0.25%	0.58%	(51.33%)	(51.33%)
VIP - Utilities
2012	152	$15.34	$14.99	$ 2,339	0.80%	1.00%	2.65%	6.54%	6.32%
2011	148	$14.39	$14.09	$ 2,119	0.80%	1.00%	1.97%	12.30%	12.07%
2010	154	$12.82	$12.58	$ 1,972	0.80%	1.00%	2.72%	10.31%	10.09%
2009	181	$11.62	$11.42	$ 2,103	0.80%	1.00%	2.93%	14.50%	14.26%
2008	309	$10.15	$10.00	$ 3,128	0.80%	1.00%	1.87%	(36.12%)	(36.25%)
VIP - Utilities Investor Class
2012	236	$12.71	$15.92	$ 3,450	0.10%	0.25%	2.67%	7.25%	7.09%
2011	298	$11.85	$14.86	$ 4,136	0.10%	0.25%	3.06%	13.00%	12.83%
2010	153	$10.49	$13.17	$ 1,908	0.10%	0.25%	2.97%	4.88%	10.69%
2009	139	$11.90	$11.67	$ 1,621	0.25%	0.35%	3.80%	14.95%	14.83%
2008	150	$10.16	$10.16	$ 1,523	0.25%	0.25%	1.30%	(35.81%)	(35.81%)
VIP - Technology
2012	422	$15.59	$15.23	$ 6,565	0.80%	1.00%	9.93%	16.57%	16.34%
2011	430	$13.37	$13.09	$ 5,742	0.80%	1.00%	0.00%	(10.50%)	(10.68%)
2010	580	$14.94	$14.66	$ 8,655	0.80%	1.00%	-	26.73%	26.47%
2009	581	$11.79	$11.59	$ 6,839	0.80%	1.00%	0.18%	94.45%	94.06%
2008	361	$6.06	$5.97	$ 2,185	0.80%	1.00%	0.13%	(51.17%)	(51.26%)
VIP - Technology Investor Class
2012	441	$13.14	$30.62	$ 7,234	0.10%	0.25%	10.80%	17.40%	17.22%
2011	471	$11.19	$26.12	$ 6,777	0.10%	0.25%	0.00%	(10.01%)	(10.15%)
2010	433	$12.44	$29.07	$ 7,207	0.10%	0.25%	-	24.35%	27.24%
2009	344	$22.85	$12.80	$ 4,633	0.25%	0.35%	0.14%	95.44%	95.24%
2008	180	$6.55	$6.55	$ 1,177	0.25%	0.25%	0.07%	(50.97%)	(50.97%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2012	309	$24.73	$24.16	$ 7,606	0.80%	1.00%	0.92%	4.15%	3.94%
2011	413	$23.74	$23.25	$ 9,773	0.80%	1.00%	1.01%	(5.75%)	(5.94%)
2010	458	$25.19	$24.72	$ 11,514	0.80%	1.00%	0.60%	18.50%	18.26%
2009	558	$21.26	$20.90	$ 11,832	0.80%	1.00%	0.48%	46.84%	46.54%
2008	550	$14.48	$14.26	$ 7,959	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
VIP - Energy Investor Class
2012	492	$13.06	$19.51	$ 7,089	0.10%	0.25%	0.92%	4.81%	4.65%
2011	570	$12.46	$18.64	$ 7,976	0.10%	0.25%	0.94%	(5.19%)	(5.33%)
2010	573	$13.14	$19.69	$ 8,415	0.10%	0.25%	0.56%	31.39%	18.96%
2009	516	$16.56	$12.43	$ 6,503	0.25%	0.35%	0.39%	47.42%	47.27%
2008	546	$8.43	$8.43	$ 4,606	0.25%	0.25%	0.02%	(54.44%)	(54.44%)
VIP - Health Care
2012	471	$18.49	$18.07	$ 8,700	0.80%	1.00%	7.39%	19.84%	19.59%
2011	352	$15.43	$15.11	$ 5,426	0.80%	1.00%	0.00%	7.44%	7.23%
2010	259	$14.36	$14.09	$ 3,706	0.80%	1.00%	0.18%	16.41%	16.18%
2009	320	$12.34	$12.13	$ 3,949	0.80%	1.00%	0.34%	31.58%	31.32%
2008	340	$9.38	$9.24	$ 3,179	0.80%	1.00%	0.34%	(32.77%)	(32.90%)
VIP - Health Care Investor Class
2012	588	$15.60	$22.95	$ 9,783	0.10%	0.25%	6.81%	20.55%	20.37%
2011	491	$12.94	$19.07	$ 6,786	0.10%	0.25%	0.00%	8.15%	7.99%
2010	239	$11.96	$17.66	$ 3,126	0.10%	0.25%	0.12%	19.65%	16.86%
2009	192	$15.11	$10.77	$ 2,113	0.25%	0.35%	0.27%	32.20%	32.06%
2008	196	$8.15	$8.15	$ 1,595	0.25%	0.25%	0.36%	(32.48%)	(32.48%)
VIP - Financial Services
2012	169	$8.71	$8.52	$ 1,472	0.80%	1.00%	1.29%	27.51%	27.25%
2011	131	$6.83	$6.69	$ 898	0.80%	1.00%	0.39%	(21.10%)	(21.26%)
2010	145	$8.66	$8.50	$ 1,253	0.80%	1.00%	0.18%	6.42%	6.21%
2009	267	$8.14	$8.00	$ 2,175	0.80%	1.00%	1.11%	26.28%	26.02%
2008	203	$6.45	$6.35	$ 1,304	0.80%	1.00%	1.98%	(50.48%)	(50.58%)
VIP - Financial Services Investor Class
2012	345	$11.68	$18.40	$ 2,999	0.10%	0.25%	1.28%	28.23%	28.04%
2011	231	$9.11	$14.37	$ 1,610	0.10%	0.25%	0.31%	(20.55%)	(20.66%)
2010	253	$11.47	$18.12	$ 2,271	0.10%	0.25%	0.17%	14.67%	6.90%
2009	186	$16.95	$6.75	$ 1,309	0.25%	0.35%	0.68%	26.98%	26.86%
2008	187	$5.31	$5.31	$ 994	0.25%	0.25%	2.66%	(50.30%)	(50.30%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2012	124	$24.92	$24.35	$ 3,080	0.80%	1.00%	1.05%	18.86%	18.62%
2011	152	$20.96	$20.53	$ 3,174	0.80%	1.00%	0.74%	(5.41%)	(5.60%)
2010	150	$22.16	$21.75	$ 3,335	0.80%	1.00%	0.66%	30.04%	29.78%
2009	130	$17.04	$16.76	$ 2,201	0.80%	1.00%	1.07%	39.10%	38.82%
2008	138	$12.25	$12.07	$ 1,692	0.80%	1.00%	0.97%	(40.32%)	(40.44%)
VIP - Industrials Investor Class
2012	420	$13.88	$24.53	$ 6,455	0.10%	0.25%	1.27%	19.53%	19.35%
2011	497	$11.61	$20.55	$ 6,585	0.10%	0.25%	1.08%	(4.79%)	(4.94%)
2010	297	$12.20	$21.62	$ 4,518	0.10%	0.25%	0.68%	21.97%	30.54%
2009	203	$16.56	$11.93	$ 2,450	0.25%	0.35%	1.04%	39.67%	39.48%
2008	216	$8.54	$8.54	$ 1,847	0.25%	0.25%	1.20%	(39.99%)	(39.99%)
VIP - Consumer Discretionary
2012	58	$15.62	$15.26	$ 899	0.80%	1.00%	4.56%	20.69%	20.44%
2011	42	$12.94	$12.67	$ 547	0.80%	1.00%	0.30%	(2.53%)	(2.73%)
2010	314	$13.28	$13.03	$ 4,160	0.80%	1.00%	0.70%	30.25%	29.98%
2009	50	$10.19	$10.02	$ 510	0.80%	1.00%	0.53%	37.21%	36.93%
2008	23	$7.43	$7.32	$ 168	0.80%	1.00%	0.41%	(34.63%)	(34.76%)
VIP - Consumer Discretionary Investor Class
2012	178	$14.41	$26.30	$ 2,605	0.10%	0.25%	5.11%	21.33%	21.14%
2011	101	$11.88	$21.71	$ 1,288	0.10%	0.25%	0.48%	(1.86%)	(2.00%)
2010	133	$12.10	$22.16	$ 1,793	0.10%	0.25%	0.22%	21.00%	30.74%
2009	36	$16.95	$9.37	$ 356	0.25%	0.35%	0.55%	37.83%	37.69%
2008	16	$6.80	$6.80	$ 112	0.25%	0.25%	0.40%	(34.26%)	(34.26%)
VIP - Real Estate
2012	206	$24.59	$24.13	$ 5,057	0.80%	1.00%	2.62%	17.62%	17.38%
2011	183	$20.91	$20.56	$ 3,829	0.80%	1.00%	1.13%	7.22%	7.01%
2010	200	$19.50	$19.21	$ 3,900	0.80%	1.00%	1.39%	29.38%	29.12%
2009	180	$15.07	$14.88	$ 2,701	0.80%	1.00%	2.92%	36.59%	36.32%
2008	197	$11.03	$10.92	$ 2,172	0.80%	1.00%	2.53%	(40.35%)	(40.47%)
VIP - Real Estate Investor Class
2012	620	$13.86	$33.85	$ 9,847	0.10%	0.25%	3.82%	18.31%	18.13%
2011	465	$11.72	$28.65	$ 6,308	0.10%	0.25%	1.12%	7.93%	7.76%
2010	412	$10.86	$26.59	$ 5,388	0.10%	0.25%	1.66%	8.58%	29.84%
2009	244	$20.48	$9.60	$ 2,383	0.25%	0.35%	2.90%	37.23%	37.09%
2008	236	$6.99	$6.99	$ 1,650	0.25%	0.25%	2.61%	(40.06%)	(40.06%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2012	761	$17.75	$17.44	$ 13,454	0.80%	1.00%	4.76%	9.61%	9.39%
2011	1,054	$16.19	$15.94	$ 17,037	0.80%	1.00%	5.34%	3.83%	3.62%
2010	763	$15.60	$15.39	$ 11,867	0.80%	1.00%	4.06%	8.76%	8.54%
2009	924	$14.34	$14.18	$ 13,227	0.80%	1.00%	4.65%	28.98%	28.72%
2008	777	$11.12	$11.01	$ 8,629	0.80%	1.00%	5.32%	(10.92%)	(11.10%)
VIP - Strategic Income Investor Class
2012	5,667	$11.82	$17.24	$ 83,125	0.10%	0.25%	5.03%	10.39%	10.23%
2011	4,581	$10.71	$15.64	$ 62,633	0.10%	0.25%	4.48%	4.45%	4.29%
2010	3,615	$10.25	$15.00	$ 48,763	0.10%	0.25%	4.67%	2.50%	9.28%
2009	2,766	$13.73	$13.27	$ 36,918	0.25%	0.35%	5.30%	29.74%	29.61%
2008	1,913	$10.22	$10.22	$ 19,559	0.25%	0.25%	5.19%	(10.56%)	(10.56%)
VIP - Growth Strategies
2012	31	$11.92	$11.74	$ 366	0.80%	1.00%	0.00%	10.81%	10.58%
2011	31	$10.75	$10.61	$ 333	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	56	$11.91	$11.78	$ 665	0.80%	1.00%	-	23.97%	23.72%
2009	37	$9.61	$9.52	$ 357	0.80%	1.00%	-	38.61%	38.33%
2008	62	$6.93	$6.88	$ 430	0.80%	1.00%	-	(49.18%)	(49.29%)
VIP - Growth Strategies Investor Class
2012	48	$12.31	$20.55	$ 579	0.10%	0.25%	0.00%	11.56%	11.39%
2011	61	$11.03	$18.45	$ 680	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	78	$12.14	$20.34	$ 954	0.10%	0.25%	-	21.40%	24.43%
2009	60	$16.34	$9.27	$ 589	0.25%	0.35%	-	39.42%	39.28%
2008	53	$6.65	$6.65	$ 350	0.25%	0.25%	-	(49.00%)	(49.00%)
VIP - International Capital Appreciation Class R
2012	57	$12.70	$12.51	$ 722	0.80%	1.00%	0.87%	24.89%	24.64%
2011	71	$10.17	$10.03	$ 728	0.80%	1.00%	0.77%	(13.27%)	(13.44%)
2010	96	$11.72	$11.59	$ 1,127	0.80%	1.00%	1.04%	14.81%	14.58%
2009	165	$10.21	$10.12	$ 1,689	0.80%	1.00%	0.99%	54.52%	54.21%
2008	124	$6.61	$6.56	$ 814	0.80%	1.00%	-	(51.00%)	(51.10%)
VIP - International Capital Appreciation, Class R Investor Class
2012	243	$13.03	$24.99	$ 3,300	0.10%	0.25%	1.04%	25.68%	25.49%
2011	239	$10.37	$19.92	$ 2,530	0.10%	0.25%	0.86%	(12.72%)	(12.85%)
2010	257	$11.88	$22.85	$ 3,098	0.10%	0.25%	1.09%	18.82%	15.32%
2009	252	$19.82	$9.83	$ 2,604	0.25%	0.35%	1.00%	55.22%	55.06%
2008	212	$6.33	$6.33	$ 1,342	0.25%	0.25%	-	(50.77%)	(50.77%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2012	59	$10.08	$9.93	$ 596	0.80%	1.00%	3.61%	13.08%	12.85%
2011	43	$8.92	$8.80	$ 385	0.80%	1.00%	1.34%	(8.73%)	(8.91%)
2010	56	$9.77	$9.66	$ 541	0.80%	1.00%	1.13%	9.16%	8.94%
2009	86	$8.95	$8.87	$ 766	0.80%	1.00%	1.62%	26.89%	26.63%
2008	132	$7.05	$7.00	$ 926	0.80%	1.00%	1.37%	(45.05%)	(45.16%)
VIP - Value Leaders Investor Class
2012	96	$11.92	$17.28	$ 1,053	0.10%	0.25%	2.41%	13.81%	13.63%
2011	115	$10.48	$15.20	$ 1,065	0.10%	0.25%	1.46%	(8.19%)	(8.33%)
2010	127	$11.41	$16.59	$ 1,283	0.10%	0.25%	1.03%	14.11%	9.73%
2009	191	$15.12	$8.76	$ 1,736	0.25%	0.35%	1.51%	27.40%	27.28%
2008	288	$6.88	$6.88	$ 1,977	0.25%	0.25%	1.59%	(44.81%)	(44.81%)
VIP - Value
2012	103	$12.50	$12.32	$ 1,290	0.80%	1.00%	1.68%	19.93%	19.69%
2011	126	$10.43	$10.29	$ 1,308	0.80%	1.00%	1.01%	(3.28%)	(3.48%)
2010	164	$10.78	$10.66	$ 1,766	0.80%	1.00%	1.32%	16.88%	16.64%
2009	184	$9.22	$9.14	$ 1,699	0.80%	1.00%	0.99%	41.52%	41.23%
2008	173	$6.52	$6.47	$ 1,127	0.80%	1.00%	0.90%	(46.97%)	(47.08%)
VIP - Value Investor Class
2012	297	$13.71	$24.10	$ 4,083	0.10%	0.25%	1.72%	20.71%	20.53%
2011	319	$11.36	$19.99	$ 3,587	0.10%	0.25%	1.03%	(8.19%)	(2.84%)
2010	310	$11.67	$20.58	$ 3,589	0.10%	0.25%	1.32%	16.72%	17.37%
2009	310	$17.53	$9.05	$ 2,965	0.25%	0.35%	1.06%	42.05%	41.91%
2008	287	$6.37	$6.37	$ 1,828	0.25%	0.25%	0.84%	(46.66%)	(46.66%)
VIP - Growth Stock
2012	58	$14.25	$14.03	$ 832	0.80%	1.00%	0.91%	17.43%	17.20%
2011	36	$12.13	$11.97	$ 434	0.80%	1.00%	-	0.01%	(0.19%)
2010	25	$12.13	$12.00	$ 293	0.80%	1.00%	-	19.09%	18.85%
2009	26	$10.19	$10.09	$ 263	0.80%	1.00%	0.41%	43.70%	43.41%
2008	26	$7.09	$7.04	$ 183	0.80%	1.00%	0.10%	(45.11%)	(45.23%)
VIP - Growth Stock Investor Class
2012	187	$14.24	$23.20	$ 2,844	0.10%	0.25%	0.88%	18.27%	18.09%
2011	119	$12.04	$19.65	$ 1,494	0.10%	0.25%	-	0.57%	0.42%
2010	75	$11.97	$19.56	$ 941	0.10%	0.25%	-	19.73%	19.60%
2009	56	$16.36	$10.10	$ 581	0.25%	0.35%	0.46%	44.28%	44.14%
2008	49	$7.00	$7.00	$ 345	0.25%	0.25%	0.11%	(44.82%)	(44.82%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2012	101	$13.16	$13.16	$ 1,329	0.80%	0.80%	3.27%	5.67%	5.67%
2011	62	$12.45	$12.45	$ 776	0.80%	0.80%	1.51%	0.82%	0.82%
2010	83	$12.35	$12.35	$ 1,021	0.80%	0.80%	2.54%	6.63%	6.63%
2009	69	$11.58	$11.58	$ 800	0.80%	0.80%	4.51%	14.03%	14.03%
2008	49	$10.16	$10.16	$ 501	0.80%	0.80%	3.78%	(11.17%)	(11.17%)
VIP - Freedom Income Investor Class
2012	258	$11.20	$13.84	$ 3,496	0.10%	0.25%	3.27%	6.44%	6.27%
2011	175	$13.03	$12.70	$ 2,237	0.10%	0.25%	1.71%	1.44%	1.29%
2010	175	$12.53	$12.86	$ 2,209	0.25%	0.25%	1.92%	7.23%	7.16%
2009	159	$12.00	$11.69	$ 1,871	0.25%	0.35%	3.23%	14.57%	14.45%
2008	178	$10.20	$10.20	$ 1,818	0.25%	0.25%	4.93%	(10.77%)	(10.77%)
VIP - Freedom 2005
2012	17	$13.51	$13.51	$ 233	0.80%	0.80%	1.95%	8.68%	8.68%
2011	22	$12.43	$12.43	$ 278	0.80%	0.80%	1.58%	(0.62%)	(0.62%)
2010	26	$12.51	$12.51	$ 327	0.80%	0.80%	1.80%	10.45%	10.45%
2009	35	$11.33	$11.33	$ 395	0.80%	0.80%	4.01%	22.04%	22.04%
2008	50	$9.28	$9.28	$ 464	0.80%	0.80%	3.52%	(24.44%)	(24.44%)
VIP - Freedom 2005 Investor Class
2012	135	$11.81	$16.18	$ 1,761	0.10%	0.25%	3.39%	9.50%	9.33%
2011	92	$10.78	$14.80	$ 1,159	0.10%	0.25%	1.47%	(0.08%)	(0.23%)
2010	115	$12.53	$14.83	$ 1,450	0.25%	0.25%	1.82%	11.13%	11.06%
2009	104	$13.36	$11.27	$ 1,177	0.25%	0.35%	3.33%	22.40%	22.28%
2008	142	$9.21	$9.21	$ 1,307	0.25%	0.25%	4.28%	(24.10%)	(24.10%)
VIP - Freedom 2010
2012	99	$13.92	$13.92	$ 1,380	0.80%	0.80%	3.26%	10.88%	10.88%
2011	111	$12.55	$12.55	$ 1,399	0.80%	0.80%	2.03%	(0.99%)	(0.99%)
2010	107	$12.68	$12.68	$ 1,351	0.80%	0.80%	1.78%	12.05%	12.05%
2009	163	$11.31	$11.31	$ 1,846	0.80%	0.80%	4.05%	23.28%	23.28%
2008	198	$9.18	$9.18	$ 1,820	0.80%	0.80%	2.89%	(25.65%)	(25.65%)
VIP - Freedom 2010 Investor Class
2012	391	$12.14	$16.95	$ 5,620	0.10%	0.25%	3.29%	11.70%	11.54%
2011	384	$10.87	$15.19	$ 4,940	0.10%	0.25%	1.99%	(0.45%)	(0.60%)
2010	413	$12.66	$15.29	$ 5,336	0.25%	0.25%	2.31%	12.60%	12.52%
2009	365	$13.58	$11.25	$ 4,145	0.25%	0.35%	3.80%	23.78%	23.66%
2008	418	$9.09	$9.09	$ 3,798	0.25%	0.25%	3.19%	(25.17%)	(25.17%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2012	226	$14.11	$14.11	$ 3,195	0.80%	0.80%	3.62%	11.33%	11.33%
2011	274	$12.68	$12.68	$ 3,476	0.80%	0.80%	2.13%	(1.15%)	(1.15%)
2010	272	$12.82	$12.82	$ 3,483	0.80%	0.80%	2.25%	12.18%	12.18%
2009	322	$11.43	$11.43	$ 3,686	0.80%	0.80%	4.11%	24.28%	24.28%
2008	284	$9.20	$9.20	$ 2,615	0.80%	0.80%	2.89%	(27.61%)	(27.61%)
VIP - Freedom 2015 Investor Class
2012	515	$12.20	$17.25	$ 7,378	0.10%	0.25%	3.53%	11.98%	11.82%
2011	474	$10.90	$15.42	$ 6,076	0.10%	0.25%	2.03%	(0.43%)	(0.58%)
2010	544	$10.94	$15.51	$ 6,992	0.10%	0.25%	2.43%	9.44%	12.70%
2009	462	$13.77	$11.30	$ 5,277	0.25%	0.35%	4.13%	24.94%	24.81%
2008	442	$9.05	$9.05	$ 3,997	0.25%	0.25%	2.94%	(27.30%)	(27.30%)
VIP - Freedom 2020
2012	159	$13.98	$13.98	$ 2,224	0.80%	0.80%	3.17%	12.47%	12.47%
2011	164	$12.43	$12.43	$ 2,038	0.80%	0.80%	2.09%	(1.82%)	(1.82%)
2010	184	$12.66	$12.66	$ 2,329	0.80%	0.80%	2.28%	13.57%	13.57%
2009	183	$11.15	$11.15	$ 2,038	0.80%	0.80%	3.71%	27.94%	27.94%
2008	210	$8.72	$8.72	$ 1,828	0.80%	0.80%	2.72%	(33.14%)	(33.14%)
VIP - Freedom 2020 Investor Class
2012	897	$12.46	$18.30	$ 12,614	0.10%	0.25%	3.44%	13.19%	13.01%
2011	815	$11.01	$16.19	$ 10,164	0.10%	0.25%	2.13%	(1.21%)	(1.36%)
2010	823	$11.14	$16.42	$ 10,434	0.10%	0.25%	2.25%	11.42%	14.10%
2009	761	$14.39	$10.97	$ 8,699	0.25%	0.35%	4.06%	28.43%	28.30%
2008	681	$8.54	$8.54	$ 5,823	0.25%	0.25%	2.95%	(32.80%)	(32.80%)
VIP - Freedom 2025
2012	40	$14.18	$14.18	$ 569	0.80%	0.80%	2.98%	14.18%	14.18%
2011	39	$12.42	$12.42	$ 490	0.80%	0.80%	1.96%	(2.89%)	(2.89%)
2010	41	$12.79	$12.79	$ 521	0.80%	0.80%	2.23%	14.86%	14.86%
2009	39	$11.13	$11.13	$ 440	0.80%	0.80%	2.70%	29.01%	29.01%
2008	84	$8.63	$8.63	$ 723	0.80%	0.80%	2.89%	(34.69%)	(34.69%)
VIP - Freedom 2025 Investor Class
2012	352	$12.68	$18.86	$ 5,216	0.10%	0.25%	3.34%	14.94%	14.77%
2011	289	$11.03	$16.44	$ 3,774	0.10%	0.25%	2.53%	(2.38%)	(2.53%)
2010	205	$12.60	$16.86	$ 2,807	0.25%	0.25%	2.33%	15.51%	15.43%
2009	184	$14.61	$10.91	$ 2,095	0.25%	0.35%	3.94%	29.63%	29.50%
2008	150	$8.42	$8.42	$ 1,258	0.25%	0.25%	1.88%	(34.38%)	(34.38%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2012	108	$13.83	$13.83	$ 1,490	0.80%	0.80%	2.97%	14.65%	14.65%
2011	113	$12.06	$12.06	$ 1,360	0.80%	0.80%	2.10%	(3.37%)	(3.37%)
2010	124	$12.48	$12.48	$ 1,547	0.80%	0.80%	2.10%	15.15%	15.15%
2009	126	$10.84	$10.84	$ 1,368	0.80%	0.80%	2.74%	30.61%	30.61%
2008	96	$8.30	$8.30	$ 800	0.80%	0.80%	2.35%	(38.54%)	(38.54%)
VIP - Freedom 2030 Investor Class
2012	369	$12.78	$19.35	$ 5,204	0.10%	0.25%	3.18%	15.38%	15.21%
2011	315	$11.08	$16.79	$ 3,866	0.10%	0.25%	2.15%	(2.87%)	(3.02%)
2010	272	$12.26	$17.32	$ 3,448	0.25%	0.25%	2.14%	15.83%	15.75%
2009	258	$14.96	$10.58	$ 2,726	0.25%	0.35%	2.87%	31.24%	31.11%
2008	228	$8.06	$8.06	$ 1,836	0.25%	0.25%	2.79%	(38.28%)	(38.28%)
VIP - Freedom Lifetime Income I
2012	161	$13.66	$13.66	$ 2,206	0.60%	0.60%	3.75%	9.76%	9.76%
2011	171	$12.45	$12.45	$ 2,133	0.60%	0.60%	2.04%	(0.12%)	(0.12%)
2010	185	$12.46	$12.46	$ 2,307	0.60%	0.60%	2.22%	11.17%	11.17%
2009	200	$11.21	$11.21	$ 2,243	0.60%	0.60%	4.39%	22.02%	22.02%
2008	199	$9.19	$9.19	$ 1,828	0.60%	0.60%	3.27%	(23.15%)	(23.15%)
VIP - Freedom Lifetime Income II
2012	40	$13.84	$13.84	$ 560	0.60%	0.60%	2.79%	10.93%	10.93%
2011	43	$12.48	$12.48	$ 542	0.60%	0.60%	2.14%	(0.35%)	(0.35%)
2010	47	$12.52	$12.52	$ 584	0.60%	0.60%	2.23%	12.31%	12.31%
2009	50	$11.15	$11.15	$ 556	0.60%	0.60%	4.33%	25.68%	25.68%
2008	53	$8.87	$8.87	$ 474	0.60%	0.60%	3.25%	(28.93%)	(28.93%)
VIP - Disciplined Small Cap
2012	103	$11.23	$11.08	$ 1,148	0.80%	1.00%	6.11%	18.05%	17.81%
2011	146	$9.51	$9.40	$ 1,385	0.80%	1.00%	0.51%	(2.15%)	(2.35%)
2010	119	$9.72	$9.63	$ 1,153	0.80%	1.00%	0.28%	24.54%	24.29%
2009	115	$7.80	$7.75	$ 895	0.80%	1.00%	0.54%	21.30%	21.06%
2008	71	$6.43	$6.40	$ 454	0.80%	1.00%	0.85%	(34.31%)	(34.45%)
VIP - Disciplined Small Cap Investor Class
2012	463	$14.51	$21.50	$ 6,043	0.10%	0.25%	7.93%	18.84%	18.66%
2011	455	$12.21	$18.12	$ 5,050	0.10%	0.25%	0.44%	(1.45%)	(1.59%)
2010	358	$12.39	$18.41	$ 4,096	0.10%	0.25%	0.37%	23.85%	25.04%
2009	265	$14.72	$7.93	$ 2,268	0.25%	0.35%	0.50%	21.79%	21.66%
2008	228	$6.51	$6.51	$ 1,488	0.25%	0.25%	0.82%	(34.00%)	(34.00%)
VIP - FundsManager 20%
2012	5,465	$11.18	$12.20	$ 67,733	0.10%	1.00%	1.75%	5.48%	4.52%
2011	5,127	$10.60	$11.67	$ 60,651	0.10%	1.00%	1.78%	2.20%	1.29%
2010	4,269	$10.37	$11.52	$ 49,207	0.10%	1.00%	1.85%	3.72%	6.39%
2009	2,966	$11.13	$10.83	$ 33,243	0.25%	1.00%	2.26%	10.04%	9.22%
2008	1,655	$10.12	$9.92	$ 16,692	0.25%	1.00%	3.25%	(8.47%)	(9.16%)
VIP - FundsManager 50%
2012	6,362	$11.93	$12.00	$ 81,236	0.10%	1.00%	1.58%	10.02%	9.03%
2011	5,974	$10.84	$11.01	$ 70,062	0.10%	1.00%	1.77%	(0.52%)	(1.41%)
2010	5,821	$10.90	$11.17	$ 68,935	0.10%	1.00%	1.65%	8.98%	10.77%
2009	5,669	$10.36	$10.08	$ 59,774	0.25%	1.00%	2.03%	18.68%	17.79%
2008	4,697	$8.73	$8.56	$ 40,810	0.25%	1.00%	2.56%	(22.77%)	(23.35%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 60%
2012	10,966	$12.12	$15.91	$ 133,258	0.10%	1.40%	1.77%	11.49%	10.03%
2011	11,194	$10.87	$14.46	$ 123,193	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	10,668	$11.11	$9.96	$ 120,858	0.10%	1.40%	1.31%	11.06%	12.20%
2009	10,677	$9.19	$8.88	$ 106,732	0.25%	1.40%	1.90%	22.17%	20.94%
2008	7,403	$7.52	$7.34	$ 54,500	0.25%	1.25%	2.51%	(27.11%)	(27.78%)
VIP - FundsManager 70%
2012	5,006	$12.38	$11.46	$ 61,953	0.10%	1.00%	1.85%	13.11%	12.08%
2011	5,129	$10.94	$10.23	$ 56,375	0.10%	1.00%	1.55%	(3.00%)	(3.87%)
2010	4,903	$11.28	$10.64	$ 55,925	0.10%	1.00%	1.39%	12.82%	13.18%
2009	5,062	$9.66	$9.40	$ 49,858	0.25%	1.00%	1.65%	24.13%	23.20%
2008	4,867	$7.78	$7.63	$ 37,748	0.25%	1.00%	2.02%	(32.20%)	(32.71%)
VIP - FundsManager 85%
2012	1,651	$12.44	$10.86	$ 20,169	0.10%	1.00%	1.54%	14.00%	12.97%
2011	2,061	$10.92	$9.61	$ 21,929	0.10%	1.00%	1.11%	(5.39%)	(6.24%)
2010	2,340	$11.54	$10.25	$ 26,109	0.10%	1.00%	1.18%	15.37%	15.04%
2009	2,223	$9.16	$8.91	$ 20,727	0.25%	1.00%	1.39%	28.24%	27.28%
2008	2,253	$7.15	$7.00	$ 16,054	0.25%	1.00%	1.53%	(38.35%)	(38.82%)
VIP - Consumer Staples
2012	144	$14.55	$14.38	$ 2,093	0.80%	1.00%	2.46%	14.47%	14.24%
2011	107	$12.71	$12.59	$ 1,352	0.80%	1.00%	1.92%	7.32%	7.10%
2010	31	$11.84	$11.75	$ 360	0.80%	1.00%	1.18%	14.30%	14.07%
2009	45	$10.36	$10.36	$ 464	0.80%	0.80%	1.63%	19.77%	19.53%
2008	78	$8.65	$8.62	$ 673	0.80%	1.00%	1.19%	(21.98%)	(22.14%)
VIP - Consumer Staples Investor Class
2012	550	$13.93	$18.69	$ 8,104	0.10%	0.25%	2.96%	15.19%	15.01%
2011	346	$12.09	$16.25	$ 4,469	0.10%	0.25%	1.62%	7.97%	7.80%
2010	159	$11.20	$15.07	$ 1,866	0.10%	0.25%	1.79%	11.99%	14.73%
2009	87	$13.14	$10.49	$ 911	0.25%	0.35%	1.42%	20.37%	20.25%
2008	129	$8.72	$8.72	$ 1,128	0.25%	0.25%	1.55%	(21.60%)	(21.60%)
VIP - Materials
2012	145	$14.64	$14.47	$ 2,125	0.80%	1.00%	7.32%	19.18%	18.94%
2011	170	$12.28	$12.17	$ 2,084	0.80%	1.00%	1.22%	(8.94%)	(9.12%)
2010	188	$13.49	$13.39	$ 2,540	0.80%	1.00%	2.13%	27.52%	27.26%
2009	176	$10.58	$10.52	$ 1,868	0.80%	1.00%	1.16%	76.66%	76.31%
2008	109	$5.99	$5.97	$ 649	0.80%	1.00%	0.72%	(47.31%)	(47.42%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Investor Class
2012	289	$13.90	$30.47	$ 4,561	0.10%	0.25%	6.11%	19.95%	19.77%
2011	301	$11.59	$25.44	$ 4,047	0.10%	0.25%	1.27%	(8.39%)	(8.53%)
2010	319	$12.65	$27.81	$ 4,688	0.10%	0.25%	2.30%	26.52%	28.05%
2009	283	$21.72	$10.71	$ 3,156	0.25%	0.35%	1.29%	77.57%	77.39%
2008	122	$6.03	$6.03	$ 734	0.25%	0.25%	0.47%	(47.11%)	(47.11%)
VIP - Telecommunications
2012	241	$10.24	$10.12	$ 2,465	0.80%	1.00%	4.11%	19.27%	19.03%
2011	34	$8.58	$8.50	$ 294	0.80%	1.00%	0.91%	(2.78%)	(2.98%)
2010	71	$8.83	$8.76	$ 619	0.80%	1.00%	2.30%	16.60%	16.37%
2009	38	$7.57	$7.53	$ 286	0.80%	1.00%	1.84%	46.82%	46.53%
2008	19	$5.16	$5.16	$ 100	0.80%	0.80%	4.88%	(47.84%)	(47.84%)
VIP - Telecommunications Investor Class
2012	60	$13.41	$25.48	$ 761	0.10%	0.25%	1.13%	19.87%	19.69%
2011	69	$11.19	$21.28	$ 750	0.10%	0.25%	1.31%	(2.13%)	(2.28%)
2010	59	$11.43	$21.78	$ 627	0.10%	0.25%	2.23%	14.32%	17.08%
2009	24	$18.60	$7.66	$ 189	0.25%	0.35%	1.01%	47.53%	47.38%
2008	13	$5.20	$5.20	$ 68	0.25%	0.25%	1.06%	(47.60%)	(47.60%)
VIP - Emerging Markets
2012	113	$8.03	$7.96	$ 911	0.80%	1.00%	1.15%	13.45%	13.22%
2011	123	$7.08	$7.03	$ 871	0.80%	1.00%	0.77%	(21.72%)	(21.88%)
2010	187	$9.04	$9.00	$ 1,691	0.80%	1.00%	0.66%	17.06%	16.83%
2009	218	$7.73	$7.70	$ 1,678	0.80%	1.00%	0.58%	74.00%	73.65%
2008	17	$4.44	$4.44	$ 77	0.80%	0.80%	0.83%	(55.60%)	(55.60%) (e)
VIP - Emerging Markets Investor Class
2012	236	$10.46	$21.89	$ 2,335	0.10%	0.25%	0.97%	14.03%	13.86%
2011	352	$9.18	$19.22	$ 3,103	0.10%	0.25%	0.95%	(21.13%)	(21.25%)
2010	360	$11.63	$24.41	$ 4,122	0.10%	0.25%	0.94%	16.34%	17.42%
2009	388	$20.79	$7.79	$ 3,276	0.25%	0.35%	0.54%	75.12%	74.95%
2008	76	$4.45	$4.45	$ 338	0.25%	0.25%	2.41%	(55.53%)	(55.53%) (e)
UIF - Emerging Markets Equity
2012	654	$11.18	$27.22	$ 11,718	0.10%	1.00%	0.00%	19.83%	18.75%
2011	790	$9.35	$22.93	$ 12,293	0.10%	1.00%	0.42%	(18.30%)	(19.03%)
2010	925	$11.41	$28.32	$ 18,538	0.10%	1.00%	0.60%	14.14%	17.84%
2009	918	$24.03	$11.49	$ 16,715	0.25%	1.00%	-	69.42%	68.15%
2008	935	$6.78	$14.29	$ 10,372	0.25%	1.00%	-	(56.73%)	(57.06%)
UIF - Emerging Markets Debt
2012	1,758	$12.46	$32.08	$ 28,999	0.10%	1.00%	2.78%	17.84%	16.78%
2011	1,070	$10.57	$27.47	$ 15,451	0.10%	1.00%	3.45%	6.93%	5.97%
2010	838	$9.89	$25.92	$ 12,540	0.10%	1.00%	3.09%	(1.12%)	8.65%
2009	451	$23.86	$12.70	$ 7,367	0.25%	1.00%	7.51%	29.88%	28.91%
2008	293	$9.78	$18.51	$ 3,889	0.25%	1.00%	6.49%	(15.19%)	(15.83%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Tactical Asset Allocation
2012	288	$12.35	$13.81	$ 3,546	0.10%	1.00%	2.07%	13.73%	12.70%
2011	291	$10.86	$12.25	$ 3,197	0.10%	1.00%	1.35%	(3.77%)	(4.64%)
2010	331	$11.29	$12.85	$ 3,829	0.10%	1.00%	3.01%	12.87%	4.63%
2009	465	$15.59	$9.15	$ 4,990	0.25%	1.00%	3.03%	32.20%	31.20%
2008	577	$6.92	$9.36	$ 4,664	0.25%	1.00%	3.35%	(44.76%)	(45.18%)
Invesco - Van Kampen Global Core Equity (b)
2012	265	$11.44	$14.07	$ 3,038	0.10%	1.00%	2.40%	13.63%	12.61%
2011	253	$10.06	$12.49	$ 2,570	0.10%	1.00%	3.51%	(10.97%)	(11.78%)
2010	317	$11.30	$14.16	$ 3,709	0.10%	1.00%	1.87%	13.04%	9.84%
2009	334	$12.89	$8.17	$ 3,398	0.25%	1.00%	6.93%	15.70%	14.84%
2008	315	$7.06	$11.23	$ 2,879	0.25%	1.00%	2.64%	(40.30%)	(40.75%)
OMIF - Growth II
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	$ -	-	-	-	-	-
OMIF - Small Cap
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	$ -	-	-	-	-	-
OMIF - Select Value
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	$ -	-	-	-	-	-
OMIF - Columbus Circle Technology & Communications
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	$ -	-	-	-	-	-
OMIF - Large Cap Growth
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	$ -	-	-	-	-	-
WFAF - Advantage VT Discovery
2012	127	$25.14	$24.46	$ 3,175	0.80%	1.00%	0.00%	16.79%	16.55%
2011	139	$21.52	$20.98	$ 2,981	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	174	$21.61	$21.11	$ 3,766	0.80%	1.00%	-	34.46%	34.19%
2009	198	$16.07	$15.73	$ 3,164	0.80%	1.00%	-	39.18%	38.90%
2008	221	$11.55	$11.32	$ 2,543	0.80%	1.00%	-	(44.80%)	(44.92%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Opportunity
2012	66	$25.87	$25.17	$ 1,698	0.80%	1.00%	0.12%	14.59%	14.36%
2011	82	$22.57	$22.01	$ 1,835	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	94	$24.08	$23.53	$ 2,258	0.80%	1.00%	0.76%	22.77%	22.52%
2009	103	$19.62	$19.20	$ 2,009	0.80%	1.00%	-	46.55%	46.26%
2008	129	$13.39	$13.13	$ 1,730	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
CST - U.S. Equity Flex I
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	105	$10.69	$10.44	$ 1,116	0.80%	1.00%	0.15%	13.54%	13.32%
2009	145	$9.41	$9.21	$ 1,369	0.80%	1.00%	1.15%	23.67%	23.42%
2008	173	$7.61	$7.46	$ 1,314	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
CST - International Equity Flex I
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	162	$6.12	$9.68	$ 1,458	0.25%	1.00%	1.63%	(41.18%)	(41.63%)
CST - International Equity Flex II
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	57	$7.29	$7.15	$ 418	0.80%	1.00%	1.68%	(47.18%)	(47.29%)
CST - International Equity Flex III
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	160	$11.31	$11.22	$ 1,803	0.25%	1.00%	0.10%	11.95%	11.11%
2009	177	$10.10	$10.10	$ 1,793	0.25%	1.00%	-	51.24%	50.10% (d)
Lazard - Retirement Emerging Markets
2012	1,136	$11.49	$14.97	$ 16,730	0.10%	1.00%	3.01%	22.22%	21.11%
2011	1,174	$9.40	$12.36	$ 14,369	0.10%	1.00%	2.23%	(17.87%)	(18.61%)
2010	1,349	$11.45	$15.19	$ 20,743	0.10%	1.00%	1.56%	14.45%	21.82%
2009	1,553	$12.82	$12.47	$ 20,110	0.25%	1.00%	4.04%	69.81%	68.53%
2008	717	$7.55	$7.40	$ 5,379	0.25%	1.00%	1.92%	(48.72%)	(49.11%)
SAI - Mid Cap Value
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	58	$6.02	$6.00	$ 349	0.80%	1.00%	1.15%	(35.66%)	(35.79%)
SAI - Mid Cap Value Investor Class
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	35	$6.06	$6.06	$ 210	0.25%	0.25%	0.57%	(35.42%)	(35.42%)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
SAI - Small Cap Blend
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	51	$5.59	$5.57	$ 286	0.80%	1.00%	0.58%	(38.91%)	(39.03%)
SAI - Small Cap Blend Investor Class
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	56	$5.63	$5.63	$ 317	0.25%	0.25%	0.29%	(38.69%)	(38.69%)
PVIT - Commodity Real Return (a)
2012	174	$10.22	$10.15	$ 1,776	0.10%	1.00%	7.62%	2.06%	1.37%
PVIT - Low Duration
2012	5,192	$10.77	$11.08	$ 57,840	0.10%	1.00%	1.90%	5.75%	4.79%
2011	4,976	$10.18	$10.57	$ 52,559	0.10%	1.00%	1.67%	1.01%	0.10%
2010	4,344	$10.08	$10.56	$ 45,757	0.10%	1.00%	1.60%	0.80%	4.24%
2009	1,771	$10.15	$10.14	$ 17,975	0.25%	1.00%	0.58%	1.12%	1.09% (c)
PVIT - Real Return
2012	4,554	$12.13	$13.09	$ 58,975	0.10%	1.00%	6.70%	8.65%	7.66%
2011	3,631	$11.17	$12.16	$ 43,532	0.10%	1.00%	2.00%	11.55%	10.55%
2010	2,623	$10.01	$11.00	$ 28,222	0.10%	1.00%	1.34%	0.10%	7.02%
2009	834	$10.29	$10.27	$ 8,583	0.25%	1.00%	0.97%	2.05%	2.02% (c)
PVIT - Total Return
2012	7,451	$11.32	$12.04	$ 89,156	0.10%	1.00%	4.83%	9.48%	8.49%
2011	5,383	$10.34	$11.10	$ 59,236	0.10%	1.00%	2.64%	3.50%	2.57%
2010	4,325	$9.99	$10.82	$ 46,463	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	1,526	$10.13	$10.11	$ 15,460	0.25%	1.00%	0.45%	0.65%	0.62% (c)
Blackrock - Global Allocation V.I. (a)
2012	834	$10.18	$10.11	$ 8,487	0.10%	1.00%	3.44%	2.86%	2.26%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Global Bond Securities (a)
2012	767	$10.80	$10.74	$ 8,276	0.10%	0.80%	2.29%	7.96%	7.39%
FTVIP - U.S. Government (a)
2012	578	$10.16	$10.10	$ 5,870	0.10%	0.80%	0.62%	1.08%	0.54%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

7. Subsequent Events

The Account has evaluated subsequent events from the Balance Sheet date through the date of this report and no events have occurred that would require disclosure.

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 17, 2013

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0213
1.540222.115

PART C
OTHER INFORMATION

Item 24 Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

(1) Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2012.

(2) Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2012 and 2011.

(3) Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(4) Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2012 and 2011.

(5) Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2012, 2011, and 2010.

(6) Statements of Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2012, 2011, and 2010.

(7) Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2012, 2011, and 2010.

(8) Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company

(9) Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) Variable Annuity Policy (Note 2)

(5) Form of Application for Deferred Variable Annuity (Note 2)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7) Form of Reinsurance Agreement (Note 2)

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea filed herein as Exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) (a) Form of Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(14) Powers of Attorney

(a) Power of Attorney for Cyrus Taraporevala is filed here within

(b) Power of Attorney for Jon J. Skillman (Note 3)

(c) Power of Attorney for Roger T. Servison (Note 3)

(d) Power of Attorney for Miles Mei (Note 3)

(e) Power of Attorney for Malcolm MacKay (Note 3)

(f) Power of Attorney for Peter G. Johannsen (Note 3)

(g) Power of Attorney for Rodney R. Rohda (Note 3)

(h) Power of Attorney for William R. Ebsworth (Note 3)

(i) Power of Attorney for Kathleen M. Graveline (Note 3)

(j) Power of Attorney for Kathleen A. Murphy (Note 3)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-06388), filed electronically on April 4, 2007

(Note 3) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-141883, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2010.

Item 25 Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

CYRUS TARAPOREVALA, Director and President

WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

FLOYD L. SMITH, Director

Executive Officers of Empire Fidelity Investments Life

Robert J. Cummings	Senior Vice President, Client Services and Sales
Edward M. Shea	Vice President, General Counsel, and Secretary
Jeffrey C. Wall	Assistant Vice President - Operations
David A. Golino	Senior Vice President and Chief Financial Officer
Miles Mei	Treasurer
Felicia F. Tierney	Vice President, Human Resources
Ed Cady	Vice President, Systems and Technology
William J. Johnson Jr.	Actuary and Executive Vice President, Investment Product Developement and Risk Management
Earl F. Martin	Appointed Actuary
Maryann P. Crews	Illustration Actuary
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer
Brett Wollam	Vice President, Marketing

The principal business address of each of the above persons is 100 Salem Street, Smithfield, RI 02917.

Item 26 Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27 Number of Contract Owners.

As of March 31, 2013 there were 606 Qualified Contracts and 135 Non-Qualified Contracts Outstanding.

Item 28 Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS
ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29 Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director, Chief Executive Officer and President
	Michael Durbin		Director
	Jeffrey Lagarce		Director
	Kathleen Murphy		Director
	Richard Lyons		Chief Financial Officer and Senior Vice President
	Tami R. Rash		Treasurer
	Charles M. Morgan		Assistant Treasurer
	David Forman		Secretary and Chief Legal Officer
	Norman Ashkenas		Cheif Compliance Officer
	Peter D. Stahl		Assistant Secretary
	Susan Sturdy		Assistant Secretary
	Jim Smith		Senior Vice President, Real Estate
	Donald St. Peter		Vice President, Real Estate

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

(c) $0.00

Item 30 Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, NY 10019.

Item 31 Management Services - The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2012, 2011 and 2010, were 3,351,907, $3,492,086, and $3,701,701 respectively.

Item 32 Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April 2013.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/Edward M. Shea
	Cyrus Taraporevala			Edward M. Shea
	President			Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April 2013.

Signature	Title
/s/ *		)
Cyrus Taraporevala	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
s/ *		)
Jon J. Skillman	Director	)

s/ *		)
William R. Ebsworth	Director	)
)
s/ *		)
Kathleen M. Graveline	Director	) By:	/s/Edward M. Shea
		)	Edward M. Shea
s/ *		)	(Attorney-in-Fact)*
Kathleen A. Murphy	Director	)
)